As filed with the Securities and Exchange             Registration No. 33-75980*
Commission on April 13, 2001                          Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 15 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:


           -------- immediately upon filing pursuant to paragraph (b) of Rule 485

              X         on May 1, 2001 pursuant to paragraph (b) of Rule 485
           --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

                                             VARIABLE ANNUITY ACCOUNT C
                                                CROSS REFERENCE SHEET

FORM N-4 ITEM NO.                                                              LOCATION - PROSPECTUS DATED MAY 1, 2001
                                   PART A (PROSPECTUS)
        1           Cover Page.......................................   Cover Page

        2           Definitions......................................   Not Applicable

        3           Synopsis.........................................   Contract Overview; Fee Table

        4           Condensed Financial Information..................   Condensed Financial Information; Appendix III -
                                                                        Condensed Financial Information

        5           General Description of Registrant, Depositor,
                    and Portfolio Companies..........................   Other Topics - The Company; Variable Annuity
                                                                        C; Investment Options

        6           Deductions and Expenses..........................   Fee Table; Fees

        7           General Description of Variable Annuity Contracts   Contract Overview; Other Topics

        8           Annuity Period...................................   The Income Phase

        9           Death Benefit....................................   Death Benefit

        10          Purchases and Contract Value.....................   Contract Purchase and Participation; Your Account
                                                                        Value

        11          Redemptions......................................   Right to Cancel

        12          Taxes............................................   Taxation

        13          Legal Proceedings................................   Other Topics - Legal Matters and Proceedings

        14          Table of Contents of the Statement of Additional
                    Information......................................   Contents of the Statement of Additional Information

                                                                                 LOCATION - STATEMENT OF ADDITIONAL
FORM N-4 ITEM NO.        PART B (STATEMENT OF ADDITIONAL INFORMATION)              INFORMATION DATED MAY 1, 2001
        15          Cover Page...........................................   Cover page

        16          Table of Contents....................................   Table of Contents

        17          General Information and History......................   General Information and History

        18          Services.............................................   General Information and History;
                                                                            Independent Auditors

        19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20          Underwriters.........................................   Offering and Purchase of Contracts

        21          Calculation of Performance Data......................   Performance Data, as amended; Average
                                                                            Annual Total Return Quotation

        22          Annuity Payments.....................................   Income Phase Payments

        23          Financial Statements.................................   Financial Statements of the Separate
                                                                            Account; Financial Statements

                                  PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Portfolio Partners (PPI) MFS Research Growth Portfolio
[END SIDE NOTE]
THE CONTRACTS. The contracts described in this prospectus are group installment variable annuity contracts issued by Aetna Life Insurance and Annuity
Company (the Company, we, us). They are intended to be used as funding vehicles for certain types of retirement plans that may qualify for beneficial tax treatment under certain sections of the Internal
Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed investment options. When we establish your account the contract holder, or you if permitted by the plan, instructs us to direct account dollars into any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.
You do not invest directly in or hold shares of the funds.

FIXED INTEREST OPTIONS

-- Guaranteed Accumulation Account

-- Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options.
However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the funds is located in the "Investment Option" section in this prospectus at page 10 and in each fund prospectus.
Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May
1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street,
N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW..............................   4
   Who's Who
   The Contract and Your Retirement Plan
   Contract Rights
   Contract Facts
   Contract Phases: Accumulation Phase, Income
   Phase
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good
   Order (sidebar)

 FEE TABLE........................................   7

 CONDENSED FINANCIAL INFORMATION..................  10

 INVESTMENT OPTIONS...............................  10

 TRANSFERS........................................  12

 CONTRACT PURCHASE AND PARTICIPATION..............  13

 CONTRACT OWNERSHIP AND RIGHTS....................  14

 RIGHT TO CANCEL..................................  15

 FEES.............................................  16

 YOUR ACCOUNT VALUE...............................  19

 WITHDRAWALS......................................  21

 SYSTEMATIC DISTRIBUTION OPTIONS..................  22

 DEATH BENEFIT....................................  23

 THE INCOME PHASE.................................  25

 TAXATION.........................................  28

 OTHER TOPICS.....................................  32

 The Company -- Variable Annuity Account C --
 Performance Reporting -- Voting Rights -- Contract
 Distribution -- Commission Payments -- Third Party
 Compensation Arrangements -- Contract Modification --
 Legal Matters and Proceedings -- Payment Delay or
 Suspension -- Transfer of Ownership; Assignment --
 Intent to Confirm Quarterly

 CONTENTS OF THE STATEMENT OF ADDITIONAL
 INFORMATION......................................  37

 APPENDIX I -- GUARANTEED ACCUMULATION ACCOUNT....  38

 APPENDIX II -- FIXED ACCOUNT.....................  40

 APPENDIX III -- CONDENSED FINANCIAL
 INFORMATION......................................  41

[SIDE NOTE]
QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your local representative or write or call our Home Office:

ING Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156
1-800-262-3862

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor or plan trustee.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

PLAN TYPE. We refer to the retirement plan by type. For example, a "401 plan" qualifies for tax treatment under Internal Revenue Code Section 401, and an HR10 plan is a plan under Section 401 for self-employed individuals. To learn which type of plan you have, contact your plan sponsor, your local representative or the Company.

                                CONTRACT RIGHTS
-------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

For example: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights."

                                 CONTRACT FACTS
-------------------------------------------------------------------


FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract within ten days after they receive the contract or as otherwise allowed by state law. (See "Right To Cancel.")


DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. (See "Death Benefit" and "The Income Phase.")

WITHDRAWALS: During the accumulation phase the contract holder may withdraw all or a part of the plan or individual account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. (See "Withdrawals" and "Taxation.")


SYSTEMATIC DISTRIBUTION OPTIONS: The contract holder on your behalf may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. (See "Systematic Distribution Options.")


FEES: Certain fees are deducted from your account value. (See "Fee Table" and "Fees.")

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., 401(a) plans including HR10 plans), also defer payment of taxes on earnings until they are withdrawn. When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. (See "Taxation.")

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating retirement
   benefits)

STEP 1: The contract holder
provides Aetna Life Insurance and
Annuity Company with a completed
application. Under some contracts,
the contract holder directs us to
set up individual accounts for
participants. Under other
contracts, we maintain only one
plan account under the contract.
                                                                       [GRAPHIC]

STEP 2: The contract holder, or you
if permitted by your plan, directs
us to invest account dollars in any
of the following investment
options:
a)  Fixed Interest Options
b)  Variable Investment Options
    (The variable investment
    options are the subaccounts of
    Variable Annuity Account C.
    Each one invests in a specific
    mutual Fund.)

STEP 3: The subaccount(s) selected
purchases shares of its assigned fund.

II. THE INCOME PHASE (receiving income phase payments from your contract). The contracts offer several income phase payment options (see "The Income Phase.") In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides a death benefit to beneficiaries;
   or

-- Select fixed income phase payment or variable income phase payments that vary based upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Transaction Fees
-- Fees Deducted from the Subaccounts
-- Fund Fees
-- Hypothetical Examples
SEE THE "FEES" SECTION FOR
-- How, When and Why Fees are Deducted
-- Premium and Other Taxes
SEE "THE INCOME PHASE" FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the accumulation phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE. As a percentage of the amount withdrawn.

EARLY WITHDRAWAL CHARGE SCHEDULE

  COMPLETED CONTRACT YEARS                            EARLY WITHDRAWAL CHARGE
   Fewer than 5                                                 5%
   5 or more but fewer than 7                                   4%
   7 or more but fewer than 9                                   3%
   9 or more but fewer than 10                                  2%
   More than 10                                                 0%

ANNUAL MAINTENANCE FEE ............................................... $30.00(1)

ALLOCATION AND TRANSFER FEES ................................... $0.00-$10.00(2)

FEES DEDUCTED FROM THE SUBACCOUNTS

                                                   HR10     CORPORATE 401
(Daily deductions equal to the given percentage  CONTRACTS    CONTRACTS
on an annual basis)                              ---------    ---------

MORTALITY AND EXPENSE RISK CHARGE(3).......        1.25%           1.19%

ADMINISTRATIVE EXPENSE CHARGE..............        0.25%(4)  0.00%-0.25%(4)
                                                   -----     -----------

TOTAL SEPARATE ACCOUNT EXPENSES............        1.50%     1.19%-1.44%
                                                   =====     ===========

------------------------

(1) This fee is deducted from each individual or plan account. It may be reduced or waived for certain plans. (See "Fees--Maintenance Fee.")
(2) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, the Company reserves the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. (See "Fees--Allocation and Transfer Fee.")
(3) For all types of contracts, the mortality and expense risk fee during the income phase is 1.25% on an annual basis of your account value invested in the subaccount.

(4) Effective December 1, 2000 under HR 10 Contracts issued after May 1, 1984, we make a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts. We currently do not impose this fee under Corporate 401 Contracts; however, under some Corporate 401 Contracts we reserve the right to impose this fee in the future.

FEES DEDUCTED BY THE FUNDS


USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged Annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.

                                 FUND EXPENSE TABLE(1)
                                                 TOTAL FUND                 NET FUND
                                                   ANNUAL                    ANNUAL
                                                  EXPENSES                  EXPENSES
                           INVESTMENT             WITHOUT       TOTAL         AFTER
                            ADVISORY    OTHER    WAIVERS OR  WAIVERS AND     WAIVERS
        FUND NAME             FEES     EXPENSES  REDUCTIONS  REDUCTIONS   OR REDUCTIONS
        ---------             ----     --------  ----------  ----------   -------------
Aetna Balanced VP, Inc.        0.50%     0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%     0.10%       0.50%         --           0.50%
Aetna Growth and Income
  VP                           0.50%     0.08%       0.58%         --           0.58%
Aetna Money Market VP          0.25%     0.09%       0.34%         --           0.34%
PPI MFS Research Growth
  Portfolio(2)                 0.69%     0.15%       0.84%       0.00%          0.84%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors.


(2) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purposes of these examples, we deducted the following fees: mortality and expense risk charge of 1.25% and 1.19% on an annual basis for HR 10 Contracts and Corporate 401 Contracts respectively, the maximum administrative expense charge of 0.25% on an annual basis for HR 10 and Corporate 401 Contracts (which is charged under some HR 10 Contracts effective December 1, 2000 but is not currently charged under Corporate 401 Contracts), and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.028% for HR 10 Contracts and 0.035% for 401 Contracts). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                HR 10 CONTRACTS

                            EXAMPLE A                            EXAMPLE B
                            If you withdraw your entire          If you leave your entire account
                            account value at the end of the      value invested or if you select an
                            periods shown, you would pay         income phase payment option at the
                            the following fees, including        end of the periods shown, you
                            any applicable early withdrawal      would pay the following fees (no
                            charge assessed:                     early withdrawal charge is
                                                                 reflected):*


                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
        FUND NAME          ------  -------  -------  --------  ------  -------  -------  --------
Aetna Balanced VP, Inc.     $73     $121     $160      $245     $21      $66     $114      $245
Aetna Bond VP               $72     $118     $156      $236     $21      $64     $109      $236
Aetna Growth and Income
  VP                        $73     $120     $159      $244     $21      $66     $113      $244
Aetna Money Market VP       $71     $114     $148      $219     $19      $59     $101      $219
PPI MFS Research Growth
  Portfolio                 $75     $128     $172      $270     $24      $74     $126      $270

                            CORPORATE 401 CONTRACTS

                            EXAMPLE A                            EXAMPLE B
                            If you withdraw your entire          If you leave your entire account
                            account value at the end of the      value invested or if you select an
                            periods shown, you would pay         income phase payment option at the
                            the following fees, including        end of the periods shown, you
                            any applicable early withdrawal      would pay the following fees (no
                            charge assessed:                     early withdrawal charge is
                                                                 reflected):*


                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
        FUND NAME          ------  -------  -------  --------  ------  -------  -------  --------
Aetna Balanced VP, Inc.     $72     $119     $157      $239     $21      $65     $111      $239
Aetna Bond VP               $72     $117     $153      $230     $20      $62     $107      $230
Aetna Growth and Income
  VP                        $72     $119     $157      $238     $21      $64     $111      $238
Aetna Money Market VP       $70     $112     $145      $213     $18      $57     $ 98      $213
PPI MFS Research Growth
  Portfolio                 $75     $126     $169      $265     $23      $72     $124      $265

--------------------------

* Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump- sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For the subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the fund.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some funds are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read the prospectus, the fund prospectus, fixed interest option appendices, and the Guaranteed Accumulation Account prospectus. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website, or by contacting the SEC Public Reference Room.

FUND DESCRIPTIONS. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

-- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-- AETNA INCOME SHARES D/B/A AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.(1)

-- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(2)(a)

INVESTMENT ADVISER:

(1) Investment Adviser:  Aeltus Investment Management, Inc. (Aeltus)

(2) Investment Adviser:  Aetna Life Insurance and Annuity Company

    (a)  Subadviser:  Massachusetts Financial Services Company

LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example: If a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflict which might arise and to determine what action, if any, should be taken to address such conflicts.

ERISA STATUS. The Employee Retirement Income Security Act of 1974 (ERISA) imposes a "prudent man" rule regarding the selection and monitoring of investments for these types of retirement plans. Those responsible for selecting and monitoring the investments (fiduciaries or plan trustees) can be held liable for plan investment losses if they fail to provide for prudent investment of plan assets. However, Section 404(c) of ERISA limits fiduciary liability in plans that allow participants to select their own investments, provided the available investments meet certain criteria. The five funds available under the contract provide plan fiduciaries some protection under Section 404(c).

The five subaccounts available under the contract qualify as "core funds" under ERISA Section 404(c). The underlying funds are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily, and are look-through investment vehicles. The Fixed and Guaranteed Accumulation Accounts are not
Section 404(c) core funds, but are intended as additional investment options. Thus, the contract provides a well-rounded portfolio, the potential for 404(c) protection and eliminates the need for an external investment manager.

The Company is not a designated fiduciary or investment manager for any pension plan. Our responsibility is to execute investment instructions received from the trustee and/or employees as required under state and federal law. The employer and plan trustee have overall fiduciary responsibility for your plan. Plan trustees are responsible for taking affirmative actions in order to retain
Section 404(c) protection, and should review applicable Department of Labor regulations (20 C.F.R. Section 2550.404c-1)

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase the contract holder, or you if permitted by the plan, may transfer among the investment options. Subject to the contract holder's approval, requests may be made in writing, by telephone or, where applicable, electronically. Transfers from fixed interest options may be restricted as outlined in Appendices I and
II. You may not make transfers once you enter the income phase.

CHARGES FOR TRANSFERS. We currently do not charge for transfers or allocation changes. We do however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount values next determined after we receive your request in good order at our Home Office.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts are designed for plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees, and for other corporate plans designed to qualify for treatment under Section 401 of the Internal Revenue Code of 1986, as amended (the Tax
Code).

PURCHASING THE CONTRACT.

(1) The contract holder submits the required forms and application to the Company.

(2) We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. If the contract provides for the establishment of individual accounts for employees under the plan:

(1) We provide you with enrollment materials for completion and return to us. You then complete an enrollment form and submit it to us.

(2) If your enrollment materials are complete and in good order, we establish an account for you.

ACCEPTANCE OR REJECTION OF APPLICATIONS OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return forms and any payments.

TYPES OF CONTRACTS. Generally, a single master group contract is issued to cover present and future participants. The following types of contracts are available:

-- Allocated, where individual accounts are established and individual purchase payments are directed to each corresponding account.

-- Unallocated, where no individual accounts are established. All purchase payments go to a single plan account.

The corporate 401 contracts covered by this prospectus were available only for conversions through the Company's rewrite program. Those eligible for these contracts were contract holders of Individual Pension Trust contracts issued prior to May 1, 1975 who elected to stop payments to their existing contract and direct future payments to the new contracts. These contracts are no longer available for new sales.

If state law does not permit a group contract, individual contracts will be issued for each participant.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages.

Payments must be large enough to fulfill the terms of the plan. For HR 10 plans, payments must be at least $25 per participant and total payments for the plan must be at least $6,000 annually (or average $2,000 per participant if there are fewer than three participants in the plan).

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. (See "Taxation.")

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. The contract holder may cancel the contract within ten days of receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation.

REFUNDS TO CONTRACT HOLDERS. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law.

[SIDE NOTE]
TYPES OF FEES
There are three types of fees your account may incur:
-- Transaction Fees
   - Early Withdrawal Charge
   - Maintenance Fee
   - Allocation and Transfer Fees
-- Fees Deducted From The Subaccounts
   - Mortality and Expense
     Risk Charge
   - Administrative Expense
     Charge
-- Fees Deducted By The Funds
   - Investment Advisory Fees
   - Other Expenses
TERMS TO UNDERSTAND IN THE SCHEDULES
Contract Year -- For HR 10 contracts issued before June 1, 1992 and for all corporate 401 contracts, the period of 12 months measured from the contract's effective date or from any anniversary of such effective date. For HR
10 contracts issued on and after June 1, 1992, the period of 12 months measured from the date the first purchase payment is applied to the contract or from any anniversary of such date.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawal of all or a portion of the individual or plan account value may be subject to a charge.

AMOUNT. The charge is a percentage of the amount withdrawn from the contract as shown in the Early Withdrawal Charge Schedule below.

PURPOSE. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk change, to make up any difference.

EARLY WITHDRAWAL CHARGE SCHEDULE

  COMPLETED CONTRACT YEARS                            EARLY WITHDRAWAL CHARGE
   Fewer than 5                                                 5%
   5 or more but fewer than 7                                   4%
   7 or more but fewer than 9                                   3%
   9 or more but fewer than 10                                  2%
   More than 10                                                 0%

WAIVER. The early withdrawal charge is waived for portions of a withdrawal when the withdrawal is:

-- Used to provide income phase payments;

-- Paid due to your death before income phase payments begin;

-- Taken after the completion of ten contract years;

-- Taken because of the election of a systematic distribution option (See
   "Systematic Distribution Options");

-- Used as a rollover to purchase another of the Company's pension or IRA contracts; or

-- Paid when the individual account value is below $2,500 and no other withdrawals have been made from that individual account within the past 12 months. We will add together all individual account values held on your behalf to determine eligibility for this exemption. This provision is not available where we do not maintain individual accounts or where all individual accounts are withdrawn under the contract.

MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00 for each individual account. For a plan account, the maintenance fee is $30 for each participant for whom payments are made, up to a maximum of $240 for the plan account.

WHEN/HOW. During the accumulation phase we deduct this fee from each individual or plan account. We deduct it on your account anniversary and, if permitted by state law, at the time of full withdrawal.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of the account.

OPTIONAL PAYMENT METHOD. The contract holder may elect to pay the annual maintenance fee directly to the Company for all participants in the plan. In this case the maintenance fee will not be deducted from the account value.

REDUCTION/WAIVER. For both HR 10 contracts and corporate 401 contracts, the contract holder may become eligible for a maintenance fee reduction.

For HR 10 contracts issued on or after June 1, 1992, if at installation the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee will be reduced by $10. For HR 10 contracts issued prior to June 1, 1992 that met these conditions at installation, or for any contracts that meet these conditions subsequent to the installation, the maintenance fee will be reduced by $5.

For corporate 401 contracts, the maintenance fee will be reduced by $5 if the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments.

For all contracts, the maintenance fee is waived when:

-- A participant has account values totaling less than $100;

-- A participant enrolls within 90 days of the maintenance fee deduction; or

-- An individual account or plan account is terminated less than 90 days after the last deduction.

ALLOCATION AND TRANSFER FEE

AMOUNT. We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occurs in a calendar year.

PURPOSE. This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

AMOUNT. During the accumulation phase, for HR 10 plans, 1.25% annually; and for corporate 401 plans, 1.19% annually of the account value invested in the subaccounts. See "The Income Phase -- Charges Deducted" for charges deducted during the income phase.


WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is that actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccounts. This fee may be assessed during the accumulation phase and during the income phase.


WHEN/HOW. Effective December 1, 2000 under HR 10 contracts issued after May 1, 1984, during the accumulation phase only we make a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts. We currently do not impose this fee under Corporate 401 contracts; however, under some Corporate 401 contracts we reserve the right to impose this fee.


PURPOSE. This fee is intended to recoup some of the day to day administrative and technology expenses incurred in maintaining and servicing the contracts.

FUND EXPENSES

MAXIMUM AMOUNT. Each fund determines its own advisory fees and expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment advisor and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date; minus

-- Any deductions from the fixed interest options (e.g. withdrawals, fees); plus

-- The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 of payments in Fund A and $2,000 of payments in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount
B. The investor's account is credited with 300 accumulation units of subaccount A and 80 accumulation units of Subaccount B.

STEP 1:  An Investor contributes
$5,000

STEP 2:
A. He directs us to invest $3,000 in
   Fund A. His dollars purchase 300
   accumulation units of Subaccount A
   ($3,000 divided by the current            [GRAPHIC]
   $10 AUV).

B. He directs us to invest $2,000 in
   Fund B. His dollars purchase 80
   accumulation units of Subaccount B
   ($2,000 divided by the current $25
   AUV).


STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value (net
asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge
-- Market Value Adjustment (see Appendix I)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative, or call the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. The contract holder may withdraw all or a portion of the individual or plan account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder must:

-- Select the Withdrawal Amount.

(1) Full Withdrawal: The contract holder will receive, reduced by any required withholding tax, the account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): The contract holder will receive, reduced by any required withholding tax, the amount specified, subject to the value available in the account. However, the amount actually withdrawn from the account will be adjusted by any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

-- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-- Properly complete a disbursement form and submit it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine the account value every normal business day after the close of the New York Stock Exchange. All withdrawal amounts paid will be based on account value as of either:

(1) The next valuation after receiving a request for withdrawal at our Home Office; or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, the contract holder may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of the request and the amount to be reinvested. We will credit the amount reinvested for maintenance fees and proportionally for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A Systematic Distribution Option allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and accumulation phase fees continued to apply.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account must meet any minimum dollar amount and you must meet any age criteria applicable to that option. Check with the contract holder to determine which Systematic Distribution Options are available under your plan.

The Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who would like a periodic income while retaining investment flexibility for amounts accumulated under the contract.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at age 70 1/2, and pay that amount once a year.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional Systematic
   Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again, nor may any other Systematic Distribution Option be elected.

CHARGES AND TAXATION. When the contract holder elects a Systematic Distribution Option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal under a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications, consult a tax adviser before a Systematic Distribution Option is elected.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase see "The Income Phase." [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually the plan trustee). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

-- Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.

-- The payment request should include selection of a benefit payment option.

-- Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase--Payment Options"); or

-- If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option (See "Systematic Distribution Options").

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving your account value invested in the contract; or

-- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options (See "The Income Phase--Payment Options.")

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and the GAA prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to the account and start receiving payments from the accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the desired date to start receiving income phase payments, the contract holder must notify us in writing of the following:

-- Payment Start date;

-- Income Phase Payment option (see the payment options table in this section);

-- Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable income phase payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the accumulation phase until the contract holder properly initiates income phase payments. Once a payment option is selected, it may not be changed; however, certain options allow the withdrawal of a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age, your account value, the payment option selected, number of guaranteed income phase payments (if any) selected, and whether variable or fixed payments are selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed income phase payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding variable income phase payments will be held in the subaccount(s) selected or a combination of subaccounts and the general account. The only subaccounts currently permitted during the income phase are the Aetna Balanced Fund, Inc., Aetna Bond Fund, and Aetna Growth and Income Fund. Transfers are not permitted once the income phase begins. For variable income phase payments, an assumed net investment rate must be selected.


ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If a 5% rate is selected, the first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Income phase payment amounts will decline if the investment performance is less than 5%, after deduction of fees.


If a 3 1/2% rate is selected, the first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. (See "Contract Overview--Questions: Contacting the Company.")

MINIMUM INCOME PHASE PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-- A first payment of at least $20; or

-- Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder must elect a lump-sum payment.

CHARGES DEDUCTED. We make a daily deduction of 1.25% on an annual basis for mortality and expense risks from amounts held in the subaccounts. Therefore if variable payments and a nonlifetime payment option are chosen, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk. We may also deduct a daily administrative charge from amounts held in the subaccounts; however, we are not currently deducting such fees during the income phase under the contracts. (See "Fees.")

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.
                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                                              LENGTH OF PAYMENTS: For as long as the annuitant
                                              lives. It is possible that only one payment will
                                              be made should the annuitant die prior to the
     Life Income                              second payment's due date.
                                              DEATH BENEFIT--NONE: All payments end upon the
                                              annuitant's death.
                                              LENGTH OF PAYMENTS: For as long as the annuitant
                                              lives, with payments guaranteed for a Choice of 5
                                              to 20 years or otherwise as specified in the
                                              contract.
                                              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
     Life Income--                            annuitant dies before we have made all the
     Guaranteed                               guaranteed payments, we will continue to pay the
     Payments                                 beneficiary the remaining payments. Unless
                                              prohibited by a prior election of the contract
                                              holder, the beneficiary may elect to receive a
                                              lump-sum payment equal to the present value of the
                                              remaining guaranteed payments.
                                              LENGTH OF PAYMENTS: For as long as either
                                              annuitant lives. It is possible that only one
                                              payment will be made should both annuitants die
                                              before the second payment's due date.
                                              CONTINUING PAYMENTS:
                                              (a) This option allows a choice of 100%, 66 2/3%
                                              or 50% of the payment to continue to the surviving
     Life Income--Two Lives                       annuitant after the first death; or
                                              (b) 100% of the payment to continue to the
                                              annuitant on the second annuitant's death, and 50%
                                                  of the payment to continue to the second
                                                  annuitant on the annuitant's death.
                                              DEATH BENEFIT--NONE: All payments end after the
                                              deaths of both annuitants.
                                              LENGTH OF PAYMENTS: For as long as either
                                              annuitant lives, with payments guaranteed for a
                                              minimum of 120 months, or as otherwise specified
                                              in the contract.
                                              CONTINUING PAYMENTS: 100% of the payment will
                                              continue to the surviving annuitant after the
                                              first death.
     Life Income--Two Lives--Guaranteed       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Payments                                 annuitants die before the guaranteed payments have
                                              all been paid, we will continue to pay the
                                              beneficiary the remaining payments. Unless
                                              prohibited by a prior election of the contract
                                              holder, the beneficiary may elect to receive a
                                              lump-sum payment equal to the present value of the
                                              remaining guaranteed payments.
                                    NONLIFETIME PAYMENT OPTIONS
                                              LENGTH OF PAYMENTS: Payments generally may be
                                              fixed or variable and may be made for 3-30 years.
                                              In certain cases a lump sum payment may be
                                              requested at any time (see below).
                                              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
                                              annuitant dies before we make all the guaranteed
     Nonlifetime--Guaranteed                  payments, we will continue to pay the beneficiary
     Payments                                 the remaining payments. Unless prohibited by a
                                              prior election of the contract holder, the
                                              beneficiary may elect to receive a lump-sum
                                              payment equal to the present value of the
                                              remaining guaranteed payments, and we will not
                                              impose any early withdrawal charge.
     LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, the contract holder may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. (See "Fees--Early
     Withdrawal Charge.") Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- Contract Type
-- Taxation Of Gains Prior To Distribution
-- Plan Types
-- Withdrawals And Other Distributions
   - Taxation of Distributions
   - 10% Penalty Tax
   - Withholding
-- Minimum Distribution Requirements
   - 50% Excise Tax
-- Rules Specific To Certain Plans
   - Code Section 401(a), 401(k) and 403(a) Plans
-- Taxation Of The Company
   When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
   [END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code
Sections 401(a), 401(k) or 403(a) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

PLAN TYPES. There are two contracts described in this prospectus. Both contracts are used for retirement plans that qualify under Code Section 401(a), 401(k) or 403(a). One contract is designed for use with qualified retirement plans established by self-employed individuals (H.R. 10 Plans). The other contract is designed for use with qualified retirement plans established by corporations.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

BECAUSE THE PLAN IS NOT PART OF THE CONTRACT, WE ARE NOT BOUND BY ANY PLAN'S TERMS OR CONDITIONS.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

401(a), 401(k) OR 403(a) PLANS. All distributions from these plans are taxed as received unless:

The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(a), unless one or more of the following have occurred:

-- You have attained age 59 1/2,

-- You have become permanently disabled,

-- You have died,

-- You have separated from service with the plan sponsor at or after age 55,

-- The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code,

-- The withdrawal amount is made to an alternate payee under a Qualified
   Domestic Relations Order (QDRO),

-- The distribution is due to an IRS levy upon the individual's account, or

-- The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY. Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k) OR 403(a) PLANS. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-RESIDENT ALIENS. If you or a beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS


To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

-- Whether life expectancy was recalculated.

THE RULES ARE COMPLEX AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the beneficiary, or

-- Over a period not extending beyond the life expectancy of the beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death, or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

RULES SPECIFIC TO CERTAIN PLANS

CODE SECTION 401(a), 401(k) AND 403(a) PLANS

Code Sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Code Section 414(p); or to the Company as collateral for a loan.


EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Code Section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402(g) and any amounts not includible in gross income under Code Sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). Your own limits may be higher or lower, depending upon certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


RESTRICTIONS ON DISTRIBUTIONS. Code Section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company.

The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns, and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions: Contacting the Company."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

COMMISSION PAYMENTS

Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which equals approximately 2% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 2% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.

THIRD PARTY COMPENSATION ARRANGEMENTS

Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

-- On any valuation date when the New York Stock Exchange (Exchange) is closed
   (except customary weekend and holidays) or when trading on the Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; or

-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of schedule transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History
 Variable Annuity Account C
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of Aetna Life Insurance and
 Annuity Company

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

-- Tax Penalties and/or Tax withholding--see "Taxation;"

-- Early Withdrawal Charge--see "Fees;" or

-- Maintenance Fee--see "Fees."

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- Short-term--three years or less, or

-- Long-term--ten years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA can not be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when the Fixed Account withdrawal, when added to the total of all Fixed Account withdrawals from the contract within the past 12 calendar months, exceeds $250,000 for HR 10 contracts, or $500,000 for corporate 401 contracts.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If the contract holder makes a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. (See "Fees-Early Withdrawal Charge.")

TRANSFERS. During the accumulation phase, the contract holder or you, if permitted, may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Home Office at least 30 days before income phase payments begin, the contract holder or you, if permitted, may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
                            CORPORATE 401 CONTRACTS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                 2000          1999          1998          1997          1996          1995          1994
                                 ----          ----          ----          ----          ----          ----          ----
AETNA BALANCED VP, INC
Value at beginning of
 period                         $32.205       $28.687       $24.826       $20.511       $18.024       $14.336        $14.558
Value at end of period          $31.647       $32.205       $28.687       $24.826       $20.511       $18.024        $14.336
Number of accumulation
 units outstanding at end
 of period                       41,042        46,578        73,629        84,065       280,547       393,613        756,261
AETNA BOND VP
Value at beginning of
 period                         $54.432       $55.494       $51.930       $48.524       $47.405       $40.570        $42.675
Value at end of period          $58.977       $54.432       $55.494       $51.930       $48.524       $47.405        $40.570
Number of accumulation
 units outstanding at end
 of period                       11,571        13,088        26,694        20,288        43,327        72,902        181,535
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                        $374.804      $323.019      $285.511      $222.444      $180.879      $138.406       $141.424
Value at end of period         $329.769      $374.804      $323.019      $285.511      $222.444      $180.879       $138.406
Number of accumulation
 units outstanding at end
 of period                      100,475       124,050       140,708       158,078       340,229       549,056      1,258,166
AETNA MONEY MARKET VP
Value at beginning of
 period                         $45.192       $43.523       $41.763       $40.069       $38.485       $36.723        $35.701
Value at end of period          $47.509       $45.192       $43.523       $41.763       $40.069       $38.485        $36.723
Number of accumulation
 units outstanding at end
 of period                       28,488        35,830        31,408        34,420        93,727       150,480        241,159
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period                         $13.469       $10.989        $9.041        $9.218(1)
Value at end of period          $12.713       $13.469       $10.989        $9.041
Number of accumulation
 units outstanding at end
 of period                        2,584           603           603           603

                             1993           1992           1991
                             ----           ----           ----
AETNA BALANCED VP, INC
Value at beginning of
 period                      $13.407        $12.755        $10.906
Value at end of period       $14.558        $13.407        $12.755
Number of accumulation
 units outstanding at end
 of period                 1,142,268      1,129,453        725,598
AETNA BOND VP
Value at beginning of
 period                      $39.376        $37.086        $31.424
Value at end of period       $42.675        $39.376        $37.086
Number of accumulation
 units outstanding at end
 of period                   241,551        263,105        283,119
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                     $134.081       $127.171       $101.824
Value at end of period      $141.424       $134.080       $127.171
Number of accumulation
 units outstanding at end
 of period                 1,616,018      1,829,160      1,956,479
AETNA MONEY MARKET VP
Value at beginning of
 period                      $35.009        $34.172        $32.460
Value at end of period       $35.701        $35.009        $34.172
Number of accumulation
 units outstanding at end
 of period                   312,350        471,585        470,248
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period


----------------------------------


FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
                            CORPORATE 401 CONTRACTS
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.



                                      2000          1999          1998          1997
                                      ----          ----          ----          ----
AETNA BALANCED VP, INC
Value at beginning of period         $32.412       $28.800       $24.861       $22.085(1)
Value at end of period               $31.930       $32.412       $28.800       $24.861
Number of accumulation units
 outstanding at end of period         38,739        59,325       122,358       157,309
AETNA BOND VP
Value at beginning of period         $54.642       $55.625       $51.975       $49.527(1)
Value at end of period               $59.293       $54.642       $55.625       $51.975
Number of accumulation units
 outstanding at end of period          7,879        14,745        18.271        23,539
AETNA GROWTH AND INCOME VP
Value at beginning of period        $377.218      $324.288      $285.918      $253.000(1)
Value at end of period              $332.719      $377.218      $324.288      $285.918
Number of accumulation units
 outstanding at end of period         54,076        81,135        98.422       118,511
AETNA MONEY MARKET VP
Value at beginning of period         $45.192       $43.523       $41.763       $40.781(1)
Value at end of period               $47.509       $45.192       $43.523       $41.763
Number of accumulation units
 outstanding at end of period         18,453        15,405        29,827        19,720
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period         $13.469       $10.989        $9.041        $9.218(2)
Value at end of period               $12.713       $13.469       $10.989        $9.041
Number of accumulation
 unitsoutstanding at end of
 period                                7,855        14,802        30.747        40,144


----------------------------------


FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
          HR 10 CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                 2000          1999           1998           1997           1996           1995            1994
                                 ----          ----           ----           ----           ----           ----            ----
AETNA BALANCED VP, INC
Value at beginning of
 period                         $32.002        $28.524        $24.700        $20.419        $17.954        $14.270         $14.519
Value at end of period          $31.429        $32.002        $28.524        $24.700        $20.419        $17.954         $14.270
Number of accumulation
 units outstanding at end
 of period                       30,114      2,155,445      2,294,877      2,160,305      2,716,641      9,193,181      21,990,186
AETNA BOND VP
Value at beginning of
 period                         $53.738        $54.819        $51.330        $47.992        $46.913        $40.173         $42.283
Value at end of period          $58.190        $53.738        $54.819        $51.330        $47.992        $46.913         $40.173
Number of accumulation
 units outstanding at end
 of period                        2,085        867,416        994,987        959,336        835,724      2,377,622       5,108,720
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                        $284.994       $245.765       $217.359       $169.448       $137.869       $105.558        $107.925
Value at end of period         $250.600       $284.994       $245.765       $217.359       $169.448       $137.869        $105.558
Number of accumulation
 units outstanding at end
 of period                        6,172      1,555,542      1,747,097      1,826,355      2,071,139      6,364,000      13,966,072
AETNA MONEY MARKET VP
Value at beginning of
 period                         $44.501        $42.883        $41.174        $39.528        $37.988        $36.271         $35.282
Value at end of period          $46.754        $44.501        $42.883        $41.174        $39.528        $37.988         $36.271
Number of accumulation
 units outstanding at end
 of period                        2,553        845,679        564,537        455,502        597,656      1,836,260       3,679,802
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period                         $17.796        $14.528        $11.960        $12.195(1)
Value at end of period          $16.788        $17.796        $14.528        $11.960
Number of accumulation
 unitsoutstanding at end
 of period                        3,736        194,296      1,379,653        232,418

                              1993            1992            1991
                              ----            ----            ----
AETNA BALANCED VP, INC
Value at beginning of
 period                       $13.379         $12.736         $10.896
Value at end of period        $14.519         $13.379         $12.736
Number of accumulation
 units outstanding at end
 of period                 30,784,750      34,802,433      22,898,099
AETNA BOND VP
Value at beginning of
 period                       $39.038         $36.789         $31.192
Value at end of period        $42.283         $39.038         $36.789
Number of accumulation
 units outstanding at end
 of period                  8,210,666       8,507,292       7,844,412
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                      $102.383         $97.165         $77.845
Value at end of period       $107.925        $102.383         $97.165
Number of accumulation
 units outstanding at end
 of period                 21,148,863      24,201,565      20,948,226
AETNA MONEY MARKET VP
Value at beginning of
 period                       $34.619         $33.812         $32.138
Value at end of period        $35.282         $34.619         $33.812
Number of accumulation
 units outstanding at end
 of period                  5,086,515       7,534,662       8,430,082
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 unitsoutstanding at end
 of period


----------------------------------


FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
                                HR 10 CONTRACTS
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.



                                      2000          1999          1998          1997
                                      ----          ----          ----          ----
AETNA BALANCED VP, INC
Value at beginning of period         $32.208       $28.636       $24.735       $21.980(1)
Value at end of period               $31.710       $32.208       $28.636       $24.735
Number of accumulation units
 outstanding at end of period         93,990       129,106       149,576       178,943
AETNA BOND VP
Value at beginning of period         $53.945       $54.949       $51.374       $48.971(1)
Value at end of period               $58.502       $53.945       $54.949       $51.374
Number of accumulation units
 outstanding at end of period         18,880        22,964        24,551        39,709
AETNA GROWTH AND INCOME VP
Value at beginning of period        $286.829      $246.731      $217.668      $192.674(1)
Value at end of period              $252.842      $286.829      $246.731      $217.668
Number of accumulation units
 outstanding at end of period        119,702       158,086       195,339       225,862
AETNA MONEY MARKET VP
Value at beginning of period         $44.501       $42.883       $41.174       $40.220(1)
Value at end of period               $46.754       $44.501       $42.883       $41.174
Number of accumulation units
 outstanding at end of period         75,481        82,224       120,539        98,560
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period         $17.796       $14.528       $11.960       $12.195(2)
Value at end of period               $16.788       $17.796       $14.528       $11.960
Number of accumulation
 unitsoutstanding at end of
 period                               13,713        24,518        23,437        31,573


----------------------------------


FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
          HR 10 CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                 2000          1999           1998           1997           1996           1995            1994
                                 ----          ----           ----           ----           ----           ----            ----
AETNA BALANCED VP, INC
Value at beginning of
 period                         $32.002        $28.524        $24.700        $20.419        $17.954        $14.270         $14.519
Value at end of period          $31.429        $32.002        $28.524        $24.700        $20.419        $17.954         $14.270
Number of accumulation
 units outstanding at end
 of period                       37,522      2,155,445      2,294,877      2,160,305      2,716,641      9,193,181      21,990,186
AETNA BOND VP
Value at beginning of
 period                         $53.738        $54.819        $51.330        $47.992        $46.913        $40.173         $42.283
Value at end of period          $58.180        $53.738        $54.819        $51.330        $47.992        $46.913         $40.173
Number of accumulation
 units outstanding at end
 of period                       29,617        867,416        994,987        959,336        835,724      2,377,622       5,108,720
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                        $284.994       $245.765       $217.359       $169.448       $137.869       $105.558        $107.925
Value at end of period         $250.558       $284.994       $245.765       $217.359       $169.448       $137.869        $105.558
Number of accumulation
 units outstanding at end
 of period                       81,402      1,555,542      1,747,097      1,826,355      2,071,139      6,364,000      13,966,072
AETNA MONEY MARKET VP
Value at beginning of
 period                         $44.501        $42.883        $41.174        $39.528        $37.988        $36.271         $35.282
Value at end of period          $46.746        $44.501        $42.883        $41.174        $39.528        $37.988         $36.271
Number of accumulation
 units outstanding at end
 of period                       32,033        845,679        564,537        455,502        597,656      1,836,260       3,679,802
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period                         $17.796        $14.528        $11.960        $12.195(1)
Value at end of period          $16.785        $17.796        $14.528        $11.960
Number of accumulation
 unitsoutstanding at end
 of period                       88,380        194,296      1,379,653        232,418

                              1993            1992            1991
                              ----            ----            ----
AETNA BALANCED VP, INC
Value at beginning of
 period                       $13.379         $12.736         $10.896
Value at end of period        $14.519         $13.379         $12.736
Number of accumulation
 units outstanding at end
 of period                 30,784,750      34,802,433      22,898,099
AETNA BOND VP
Value at beginning of
 period                       $39.038         $36.789         $31.192
Value at end of period        $42.283         $39.038         $36.789
Number of accumulation
 units outstanding at end
 of period                  8,210,666       8,507,292       7,844,412
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                      $102.383         $97.165         $77.845
Value at end of period       $107.925        $102.383         $97.165
Number of accumulation
 units outstanding at end
 of period                 21,148,863      24,201,565      20,948,226
AETNA MONEY MARKET VP
Value at beginning of
 period                       $34.619         $33.812         $32.138
Value at end of period        $35.282         $34.619         $33.812
Number of accumulation
 units outstanding at end
 of period                  5,086,515       7,534,662       8,430,082
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 unitsoutstanding at end
 of period


----------------------------------


FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2001. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                         Page
General Information and History..........................................    2
Variable Annuity Account C...............................................    2
Offering and Purchase of Contracts.......................................    3
Performance Data.........................................................    3
     General.............................................................    3
     Average Annual Total Return Quotations..............................    4
Income Phase Payments....................................................    7
Sales Material and Advertising...........................................    8
Independent Auditors.....................................................    8
Financial Statements of the Separate Account.............................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........  F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through its products, including $37 billion in its separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc., oversees the management of $23 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 1999. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

     >>     AETNA BALANCED VP, INC.
     >>     Aetna Income Shares d/b/a AETNA BOND VP
     >>     Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP
     >>     Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP
     >>     PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contracts. Table A below reflects the figures for the subaccounts available under HR 10 contracts. The standardized returns for HR 10 contracts assume a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.25%, a $30 annual maintenance fee and an early withdrawal charge for ten years. Table B reflects the figures for the subaccounts available under Corporate 401 contracts. The standardized returns for Corporate 401 contracts assume a mortality and expense risk charge of 1.19%, a $30 annual maintenance fee and an early withdrawal charge for ten years. The non-standardized returns assume the same charges but do not include the early withdrawal charge.

For the subaccount funded by the Portfolio Partners, Inc. (PPI) portfolio, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                     TABLE A
                                 HR10 CONTRACTS


                                                                                                            DATE
                                                                                                       CONTRIBUTIONS
                                                                                                       FIRST RECEIVED
                                                                                                          UNDER THE
                                                             STANDARDIZED                             SEPARATE ACCOUNT
                                                                                         SINCE
          SUBACCOUNT                             1 YEAR       5 YEAR       10 YEAR     INCEPTION*
Aetna Balanced VP, Inc.(1)                       (6.96%)      10.64%       10.88%
Aetna Bond VP(1)                                  2.59%        3.27%        6.14%
Aetna Growth and Income VP(1)                   (16.70%)      11.47%       12.10%
Aetna Money Market VP(1)(2)                      (0.47%)       3.11%        3.54%
PPI MFS Research Growth Portfolio               (10.63%)                                  8.77%           11/28/1997
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                         (10.63%)       3.78%                      7.47%           08/31/1992



                                                                                                       FUND
                                                                                                     INCEPTION
                                                   NON-STANDARDIZED                                    DATE
                                                                                    SINCE
          SUBACCOUNT                1 YEAR      3 YEARS    5 YEARS    10 YEARS    INCEPTION**
Aetna Balanced VP, Inc.(1)          (2.06%)      8.07%      11.55%     10.88%
Aetna Bond VP(1)                     7.99%       3.99%       4.12%      6.14%
Aetna Growth and Income VP(1)      (12.31%)      4.57%      12.39%     12.10%
Aetna Money Market VP(1)(2)          4.78%       4.04%       3.95%      3.54%
PPI MFS Research Growth Portfolio   (5.93%)     11.66%                               10.59%          11/28/1997
American Century VP Capital
 Appreciation/PPI MFS Research
 Growth(3)                          (5.93%)     11.66%       4.63%      8.81%


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
**   Reflects performance from the fund's inception date.
(1) These funds have been in operation and available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.83%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge and the maintenance fee but does not reflect the deduction of the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown in the standardized table, contributions were first received in the replaced fund under the separate account more than ten years ago. If no date is shown in the non-standardized table the replaced fund has been in operation for more than ten years.

                                     TABLE B
                             CORPORATE 401 CONTRACTS



                                                                                                               DATE
                                                                                                          CONTRIBUTIONS
                                                                                                          FIRST RECEIVED
                                                                                                             UNDER THE
                                                                STANDARDIZED                              SEPARATE ACCOUNT
                                                                                              SINCE
          SUBACCOUNT                                1 YEAR         5 YEAR       10 YEAR     INCEPTION*
Aetna Balanced VP, Inc.(1)                           (6.68%)       10.97%       11.21%
Aetna Bond VP(1)                                      2.90%         3.58%        6.46%
Aetna Growth and Income VP(1)                       (16.45%)       11.81%       12.44%
Aetna Money Market VP(1)(2)                          (0.16%)        3.42%        3.85%

PPI MFS Research Growth Portfolio                   (10.36%)                                   9.10%        11/28/1997
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                             (10.36%)        4.09%                      7.79%        08/31/1992



                                                                                                                   FUND
                                                                                                                 INCEPTION
                                                               NON-STANDARDIZED                                    DATE
                                                                                                SINCE
           SUBACCOUNT                            1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
Aetna Balanced VP, Inc.(1)                       (1.77%)      8.39%      11.88%     11.21%
Aetna Bond VP(1)                                  8.32%       4.30%       4.43%      6.46%
Aetna Growth and Income VP(1)                   (12.05%)      4.89%      12.73%     12.44%
Aetna Money Market VP(1)(2)                       5.09%       4.36%       4.27%      3.85%
PPI MFS Research Growth Portfolio                (5.64%)     12.00%                              10.93%          11/28/1997
American Century VP Capital Appreciation/PPI
 MFS Research
Growth(3)                                        (5.64%)     12.00%      4.94%       9.13%


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
**   Reflects performance from the fund's inception date.
(1) These funds have been in operation and available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.13%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge and the maintenance fee but does not reflect the deduction of the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown in the standardized table, contributions were first received in the replaced fund under the separate account more than ten years ago. If no date is shown in the non-standardized table the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

FORM NO. SAI.75980-01                                         ALIAC ED. MAY 2001

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-7

Statements of Changes in Net Assets...............  S-7

Condensed Financial Information...................  S-8

Notes to Financial Statements.....................  S-38

Independent Auditors' Report......................  S-56

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Aetna Ascent VP                        5,259,883            $      76,468,111            $      77,057,293
  Aetna Balanced
    VP, Inc.                            65,331,011                  977,472,296                  875,435,544
  Aetna Bond VP                         23,942,796                  308,330,391                  301,918,661
  Aetna Crossroads VP                    4,604,538                   62,412,640                   62,529,623
  Aetna GET Fund,
    Series C                            14,803,838                  166,451,122                  136,195,306
  Aetna GET Fund,
    Series D                            34,167,037                  343,861,975                  331,078,585
  Aetna GET Fund,
    Series E                            13,367,984                  134,557,909                  131,674,642
  Aetna GET Fund,
    Series G                             3,873,967                   39,038,211                   38,003,615
  Aetna GET Fund,
    Series H                             2,911,742                   29,442,901                   29,175,653
  Aetna GET Fund,
    Series I                               138,369                    1,397,214                    1,364,320
  Aetna GET Fund,
    Series J                                46,892                      473,303                      456,726
  Aetna GET Fund,
    Series K                               284,568                    2,871,053                    2,862,754
  Aetna GET Fund,
    Series L                                 1,598                       15,971                       15,987
  Aetna Growth and Income
    VP                                 196,498,686                6,194,672,657                4,739,548,311
  Aetna Growth VP                       11,418,245                  172,682,851                  171,159,499
  Aetna Index Plus Large
    Cap VP                              29,225,231                  524,351,579                  488,938,113
  Aetna Index Plus Mid
    Cap VP                               3,776,101                   54,070,560                   55,395,398
  Aetna Index Plus Small
    Cap VP                               1,072,901                   12,073,043                   12,842,621
  Aetna International VP                 1,246,310                   17,614,427                   12,949,161
  Aetna Legacy VP                        3,047,043                   38,405,250                   39,124,035
  Aetna Money Market VP                 23,714,655                  319,072,697                  322,713,770
  Aetna Small Company VP                 6,289,033                  114,035,196                  104,712,398
  Aetna Technology VP                    4,227,059                   37,331,806                   24,855,104
  Aetna Value Opportunity
    VP                                   4,111,216                   62,193,891                   63,066,047
  AIM V.I. Funds:
    Capital Appreciation
      Fund                                 712,526                   27,052,669                   21,974,303
    Growth and Income
      Fund                               1,870,223                   57,804,423                   48,981,132
    Growth Fund                            783,289                   25,376,269                   19,441,222
    Value Fund                             676,938                   21,862,116                   18,487,184
  Calvert Social Balanced
    Portfolio                           31,599,633                   62,691,995                   63,262,465
  Fidelity Investments
    Variable Insurance
    Products Fund:
    Equity-Income
      Portfolio                          7,676,441                  176,990,382                  195,902,776
    Growth Portfolio                    10,283,432                  426,652,953                  448,871,801
    High Income Portfolio                  299,483                    2,990,465                    2,449,768
    Overseas Portfolio                     910,031                   20,692,809                   18,191,519
  Fidelity Investments
    Variable Insurance
    Products Fund II:
    Asset Manager
      Portfolio                          1,483,141                   24,349,233                   23,730,253
    Contrafund Portfolio                17,729,634                  363,740,485                  420,901,510
    Index 500 Portfolio                    699,859                  105,141,101                  104,649,875
  Janus Aspen Series:
    Aggressive Growth
      Portfolio                         26,176,122                1,077,875,877                  950,193,244
    Balanced Portfolio                  12,173,271                  285,355,150                  296,053,943
    Flexible Income
      Portfolio                          3,219,721                   37,703,827                   36,898,000
    Growth Portfolio                    15,584,802                  418,878,110                  412,685,554
    Worldwide Growth
      Portfolio                         29,305,563                  921,683,304                1,083,719,714
    Janus Twenty Fund                           10                          581                          545

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Lexington Funds:
    Emerging Markets
      Fund, Inc.                           834,476            $       6,803,091            $       6,367,049
    Natural Resources
      Trust Fund                         1,131,942                   14,293,827                   16,696,149
    MFS Total Return
      Series Fund                          248,071                    4,630,156                    4,859,718
  Oppenheimer Funds:
    Global Securities
      Fund/VA                            1,657,057                   52,786,290                   50,258,541
    Strategic Bond
      Fund/VA                            1,281,383                    6,096,649                    6,009,685
  Portfolio
    Partners, Inc. (PPI):
    PPI MFS Capital
      Opportunities
      Portfolio                          6,563,822                  267,962,580                  291,499,326
    PPI MFS Emerging
      Equities Portfolio                 7,285,604                  362,545,289                  425,187,851
    PPI MFS Research
      Growth Portfolio                  17,930,384                  191,941,138                  234,529,426
    PPI Scudder
      International
      Growth Portfolio                  11,905,816                  219,730,011                  219,543,248
    PPI T. Rowe Price
      Growth Equity
      Portfolio                          4,051,381                  197,888,308                  244,865,459
                                                              -----------------            -----------------
NET ASSETS                                                    $  15,070,816,142            $  13,689,284,426
                                                              =================            =================

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in
      accumulation............    $              77,057,293
Aetna Balanced VP, Inc.
    Annuity contracts in
      accumulation............                  842,266,266
    Annuity contracts in
      payment period..........                   33,169,278
Aetna Bond VP
    Annuity contracts in
      accumulation............                  296,126,266
    Annuity contracts in
      payment period..........                    5,792,395
Aetna Crossroads VP
    Annuity contracts in
      accumulation............                   62,461,577
    Annuity contracts in
      payment period..........                       68,046
Aetna GET Fund, Series C
    Annuity contracts in
      accumulation............                  136,195,306
Aetna GET Fund, Series D
    Annuity contracts in
      accumulation............                  331,078,585
Aetna GET Fund, Series E
    Annuity contracts in
      accumulation............                  131,674,642
Aetna GET Fund, Series G
    Annuity contracts in
      accumulation............                   38,003,615
Aetna GET Fund, Series H
    Annuity contracts in
      accumulation............                   29,175,653
Aetna GET Fund, Series I
    Annuity contracts in
      accumulation............                    1,364,320
Aetna GET Fund, Series J
    Annuity contracts in
      accumulation............                      456,726
Aetna GET Fund, Series K
    Annuity contracts in
      accumulation............                    2,862,754
Aetna GET Fund, Series L
    Annuity contracts in
      accumulation............                       15,987
Aetna Growth and Income VP
    Annuity contracts in
      accumulation............                4,428,082,443
    Annuity contracts in
      payment period..........                  311,465,868
Aetna Growth VP
    Annuity contracts in
      accumulation............                  171,026,842
    Annuity contracts in
      payment period..........                      132,657
Aetna Index Plus Large Cap VP
    Annuity contracts in
      accumulation............                  487,054,341
    Annuity contracts in
      payment period..........                    1,883,772
Aetna Index Plus Mid Cap VP
    Annuity contracts in
      accumulation............                   55,395,398
Aetna Index Plus Small Cap VP
    Annuity contracts in
      accumulation............                   12,842,621
Aetna International VP
    Annuity contracts in
      accumulation............                   12,949,161
Aetna Legacy VP
    Annuity contracts in
      accumulation............                   38,925,638
    Annuity contracts in
      payment period..........                      198,397

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Aetna Money Market VP
    Annuity contracts in
      accumulation............    $             322,624,048
    Annuity contracts in
      payment period..........                       89,722
Aetna Small Company VP
    Annuity contracts in
      accumulation............                  104,675,715
    Annuity contracts in
      payment period..........                       36,683
Aetna Technology VP
    Annuity contracts in
      accumulation............                   24,855,104
Aetna Value Opportunity VP
    Annuity contracts in
      accumulation............                   63,066,047
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in
      accumulation............                   21,974,303
  Growth and Income Fund
    Annuity contracts in
      accumulation............                   48,981,132
  Growth Fund
    Annuity contracts in
      accumulation............                   19,441,222
  Value Fund
    Annuity contracts in
      accumulation............                   18,487,184
Calvert Social Balanced
  Portfolio
    Annuity contracts in
      accumulation............                   63,262,465
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in
      accumulation............                  195,902,776
  Growth Portfolio
    Annuity contracts in
      accumulation............                  448,871,801
  High Income Portfolio
    Annuity contracts in
      accumulation............                    2,449,768
  Overseas Portfolio
    Annuity contracts in
      accumulation............                   18,191,519
Fidelity Investments Variable
  Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in
      accumulation............                   23,730,253
  Contrafund Portfolio
    Annuity contracts in
      accumulation............                  420,901,510
  Index 500 Portfolio
    Annuity contracts in
      accumulation............                  104,649,875
Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in
      accumulation............                  950,193,244
  Balanced Portfolio
    Annuity contracts in
      accumulation............                  296,053,943
  Flexible Income Portfolio
    Annuity contracts in
      accumulation............                   36,898,000
  Growth Portfolio
    Annuity contracts in
      accumulation............                      917,937
    Annuity contracts in
      payment period..........                  411,767,617
  Worldwide Growth Portfolio
    Annuity contracts in
      accumulation............                    1,095,143
    Annuity contracts in
      payment period..........                1,082,624,571

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Janus Twenty Fund
    Annuity contracts in
      accumulation............    $                     545
Lexington Funds:
  Emerging Markets Fund, Inc.
    Annuity contracts in
      accumulation............                    6,367,049
  Natural Resources Trust Fund
    Annuity contracts in
      accumulation............                   16,696,149
MFS Total Return Series
    Annuity contracts in
      accumulation............                    4,859,718
Oppenheimer Funds:
  Global Securities Fund/VA
    Annuity contracts in
      accumulation............                   50,258,541
  Strategic Bond Fund/VA
    Annuity contracts in
      accumulation............                       21,845
    Annuity contracts in
      payment period..........                    5,987,840
Portfolio Partners, Inc.
  (PPI):
  PPI MFS Capital
    Opportunities Portfolio
    Annuity contracts in
      accumulation............                  291,099,078
    Annuity contracts in
      payment period..........                      400,248
  PPI MFS Emerging Equities
    Portfolio
    Annuity contracts in
      accumulation............                  425,020,833
    Annuity contracts in
      payment period..........                      167,018
  PPI MFS Research Growth
    Portfolio
    Annuity contracts in
      accumulation............                  234,529,426
  PPI Scudder International
    Growth Portfolio
    Annuity contracts in
      accumulation............                  219,533,810
    Annuity contracts in
      payment period..........                        9,438
  PPI T. Rowe Price Growth
    Equity Portfolio
    Annuity contracts in
      accumulation............                      158,262
    Annuity contracts in
      payment period..........                  244,707,197
                                  -------------------------
                                  $          13,689,284,426
                                  =========================

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $ 1,472,215,106
Expenses: (Notes 2 and 5)
  Valuation Year deductions.......................      (175,240,683)
                                                     ---------------
Net investment income.............................   $ 1,296,974,423
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 3,840,647,337
  Cost of investments sold........................    (3,516,088,718)
                                                     ---------------
    Net realized gain on investments..............       324,558,619
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................     2,223,496,072
  End of year.....................................    (1,381,531,716)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................    (3,605,027,788)
                                                     ---------------
Net realized and unrealized loss on investments...    (3,280,469,169)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(1,983,494,746)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2000             1999
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $ 1,296,974,423  $ 1,336,283,808
Net realized gain on investments........      324,558,619      421,797,682
Net change in unrealized (loss) gain on
  investments...........................   (3,605,027,788)   1,273,553,376
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (1,983,494,746)   3,031,634,866
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,255,425,118    1,172,840,518
Transfer from the Company for mortality
  guarantee adjustments.................        3,371,394        2,184,815
Transfer from the Company's other
  variable annuity accounts.............      254,674,124      220,257,324
Redemptions by contract holders.........   (1,257,770,002)  (1,347,163,695)
Annuity Payments........................      (47,041,158)     (43,203,172)
Other...................................        1,019,544          184,219
                                          ---------------  ---------------
  Net increase in net assets from unit
    transactions (Note 6)...............      209,679,020        5,100,009
                                          ---------------  ---------------
Change in net assets....................   (1,773,815,726)   3,036,734,875
NET ASSETS:
Beginning of year.......................   15,463,100,152   12,426,365,277
                                          ---------------  ---------------
End of year.............................  $13,689,284,426  $15,463,100,152
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Qualified III              $ 17.940   $ 17.601             (1.89%)                          149.4       $         2,629
Qualified V                  17.814     17.449             (2.05%)                        1,517.2                26,473
Qualified VI                 17.940     17.601             (1.89%)                    2,468,024.0            43,439,691
Qualified VIII               17.934     17.593             (1.90%)                            8.6                   151
Qualified X (1.15)           18.533     18.200             (1.80%)                       12,361.8               224,985
Qualified X (1.25)           18.450     18.100             (1.90%)                      423,053.1             7,657,262
Qualified XI                 18.172     17.927             (1.35%)                       72,525.8             1,300,170
Qualified XII (0.35)         10.649     10.744              0.89%            (5)        144,050.4             1,547,678
Qualified XII (0.40)         16.043     15.873             (1.06%)                        2,004.8                31,822
Qualified XII (0.45)         10.836     10.716             (1.11%)                       60,938.4               653,016
Qualified XII (0.55)         10.819     10.688             (1.21%)                        3,343.1                35,731
Qualified XII (0.65)         10.802     10.660             (1.31%)                      216,679.8             2,309,807
Qualified XII (0.70)         10.793     10.646             (1.36%)                       25,012.0               266,278
Qualified XII (0.75)         10.784     10.633             (1.40%)                      236,647.8             2,516,276
Qualified XII (0.80)         11.458     11.292             (1.45%)                      204,193.7             2,305,755
Qualified XII (0.85)         16.002     15.761             (1.51%)                      120,341.0             1,896,694
Qualified XII (0.90)         11.279     11.104             (1.55%)                       22,446.2               249,243
Qualified XII (0.95)         15.944     15.688             (1.61%)                       61,883.6               970,830
Qualified XII (1.00)         15.915     15.652             (1.65%)                      409,440.5             6,408,563
Qualified XII (1.05)         15.886     15.616             (1.70%)                       52,033.6               812,557
Qualified XII (1.10)         15.857     15.580             (1.75%)                       28,870.7               449,805
Qualified XII (1.15)         15.828     15.544             (1.79%)                       25,071.9               389,718
Qualified XII (1.20)         15.799     15.508             (1.84%)                       39,097.5               606,324
Qualified XII (1.25)         15.770     15.472             (1.89%)                        4,619.1                71,466
Qualified XII (1.30)         15.742     15.436             (1.94%)                       12,799.2               197,568
Qualified XII (1.35)         16.103     15.400             (4.37%)           (2)             12.6                   194
Qualified XII (1.40)         15.685     15.365             (2.04%)                        3,008.1                46,220
Qualified XII (1.50)         15.628     15.294             (2.14%)                          670.5                10,255
Qualified XIII               18.135     17.845             (1.60%)                       10,708.7               191,097
Qualified XV                 18.105     17.815             (1.60%)                        8,473.9               150,962
Qualified XVI                17.818     17.437             (2.14%)                       37,681.1               657,046
Qualified XVII               18.102     17.821             (1.55%)                        1,660.0                29,583
Qualified XVIII              18.616     18.328             (1.55%)                        5,198.0                95,269
Qualified XXI                18.122     17.858             (1.46%)                       15,636.3               279,233
Qualified XXII               18.152     17.888             (1.45%)                       10,631.7               190,180
Qualified XXIV               16.192     15.662             (3.27%)           (6)         15,299.8               239,626
Qualified XXV                18.231     17.628             (3.31%)           (9)          7,890.3               139,091
Qualified XXVI               17.673     17.620             (0.30%)           (9)            663.2                11,686
Qualified XXVII              18.479     17.624             (4.63%)           (2)         28,874.1               508,877
Qualified XXVIII             18.479     17.601             (4.75%)           (2)          7,811.0               137,482
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Qualified I                  32.205     31.647             (1.73%)                       41,042.2             1,298,861
Qualified III                32.002     31.424             (1.81%)                      148,870.3             4,678,075
Qualified V                  24.251     23.779             (1.95%)                        3,412.5                81,145
Qualified VI                 24.372     23.936             (1.79%)                   18,322,640.8           438,570,729
Qualified VII                23.469     23.063             (1.73%)                      217,937.6             5,026,296
Qualified VIII               22.622     22.215             (1.80%)                        4,477.2                99,460
Qualified IX                 22.855     22.557             (1.30%)                        2,588.7                58,394
Qualified X (1.15)           24.523     24.108             (1.69%)                       98,020.4             2,363,075
Qualified X (1.25)           24.372     23.936             (1.79%)                    4,540,990.9           108,693,157
Qualified XI                 24.687     24.380             (1.24%)                      681,757.6            16,621,250
Qualified XII (0.35)         12.051     11.974             (0.64%)           (5)      1,229,466.4            14,721,631
Qualified XII (0.40)         17.347     17.181             (0.96%)                       10,066.5               172,952
Qualified XII (0.45)         12.064     11.943             (1.00%)                      106,919.5             1,276,940
Qualified XII (0.55)         12.045     11.912             (1.10%)                      197,183.2             2,348,846
Qualified XII (0.65)         12.026     11.881             (1.21%)                      118,491.7             1,407,800
Qualified XII (0.70)         12.016     11.865             (1.26%)                      141,383.9             1,677,520
Qualified XII (0.75)         12.006     11.850             (1.30%)                      574,781.9             6,811,166
Qualified XII (0.80)         12.801     12.628             (1.35%)                    3,302,106.0            41,698,995
Qualified XII (0.85)         17.303     17.060             (1.40%)                    1,637,556.3            27,936,710
Qualified XII (0.90)         12.561     12.379             (1.45%)                       21,070.2               260,828

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.95)       $ 17.240   $ 16.981             (1.50%)                      592,454.2       $    10,060,465
Qualified XII (1.00)         17.208     16.942             (1.55%)                    2,074,748.0            35,150,381
Qualified XII (1.05)         17.177     16.903             (1.60%)                      143,923.2             2,432,734
Qualified XII (1.10)         17.146     16.864             (1.64%)                       45,822.9               772,758
Qualified XII (1.15)         17.115     16.825             (1.69%)                      165,555.8             2,785,476
Qualified XII (1.20)         17.083     16.786             (1.74%)                       48,482.4               813,826
Qualified XII (1.25)         17.052     16.747             (1.79%)                        6,532.1               109,393
Qualified XII (1.30)         17.021     16.708             (1.84%)                        4,387.9                73,313
Qualified XII (1.35)         16.663     16.670              0.04%            (2)             74.1                 1,236
Qualified XII (1.40)         16.960     16.631             (1.94%)                        3,654.5                60,778
Qualified XII (1.50)         16.898     16.554             (2.04%)                          409.4                 6,778
Qualified XIII               24.637     24.268             (1.50%)                      110,144.2             2,672,979
Qualified XV                 24.596     24.228             (1.50%)                       83,251.6             2,017,019
Qualified XVI                24.206     23.714             (2.03%)                      317,955.2             7,539,990
Qualified XVII               24.529     24.150             (1.55%)                      291,348.3             7,036,061
Qualified XVIII              24.529     24.150             (1.55%)                      470,992.8            11,374,476
Qualified XIX                32.412     31.930             (1.49%)                       38,738.7             1,236,927
Qualified XX                 32.208     31.710             (1.55%)                       93,990.3             2,980,431
Qualified XXI                24.619     24.286             (1.35%)                      227,797.0             5,532,279
Qualified XXII               24.660     24.327             (1.35%)                       90,315.6             2,197,107
Qualified XXIV               17.735     16.953             (4.41%)           (6)        348,078.0             5,900,966
Qualified XXV                24.797     23.973             (3.32%)           (9)        280,297.7             6,719,576
Qualified XXVI               24.183     23.962             (0.91%)           (9)         16,891.0               404,743
Qualified XXVII              31.463     31.470              0.02%            (2)      1,630,256.0            51,304,155
Qualified XXVIII             31.464     31.429             (0.11%)           (2)        163,951.5             5,152,833
Qualified XXIX               30.917     31.429              1.66%                        30,114.4               946,467
Qualified XXX                32.076     31.429             (2.02%)                       37,522.3             1,179,289
Annuity contracts in
  payment period                                                                                             33,169,278
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Qualified I                  54.432     58.977              8.35%                        11,570.5               682,393
Qualified III                53.860     58.190              8.04%                         6,929.5               403,229
Qualified V                  13.981     15.115              8.11%                        11,054.1               167,082
Qualified VI                 13.859     15.007              8.28%                     9,870,708.1           148,129,715
Qualified VII                12.833     13.904              8.35%                       128,272.1             1,783,495
Qualified VIII               12.760     13.816              8.28%                         7,897.9               109,118
Qualified IX                 13.012     14.146              8.72%                         1,440.1                20,371
Qualified X (1.15)           13.945     15.115              8.39%                        62,380.4               942,880
Qualified X (1.25)           13.859     15.007              8.28%                     1,685,437.9            25,293,367
Qualified XI                 14.037     15.286              8.90%                       268,652.0             4,106,614
Qualified XII (0.35)         10.424     11.377              9.14%            (5)        310,266.2             3,529,898
Qualified XII (0.40)         11.942     13.041              9.20%                         1,342.5                17,508
Qualified XII (0.45)         10.396     11.348              9.16%                        20,187.3               229,085
Qualified XII (0.55)         10.380     11.318              9.04%                        34,829.2               394,197
Qualified XII (0.65)         10.363     11.289              8.94%                       115,114.4             1,299,527
Qualified XII (0.70)         10.355     11.274              8.87%                       107,054.7             1,206,935
Qualified XII (0.75)         10.346     11.259              8.82%                       213,636.9             2,405,338
Qualified XII (0.80)         10.487     11.406              8.76%                       670,969.5             7,653,078
Qualified XII (0.85)         11.911     12.949              8.71%                       661,111.8             8,560,737
Qualified XII (0.90)         10.481     11.388              8.65%                         3,652.9                41,599
Qualified XII (0.95)         11.867     12.889              8.61%                       339,119.2             4,370,908
Qualified XII (1.00)         11.846     12.859              8.55%                     1,038,667.9            13,356,230
Qualified XII (1.05)         11.824     12.829              8.50%                        59,398.3               762,021
Qualified XII (1.10)         11.803     12.800              8.45%                        17,651.2               225,935
Qualified XII (1.15)         11.781     12.770              8.39%                        58,437.4               746,246
Qualified XII (1.20)         11.760     12.740              8.33%                        28,921.1               368,455
Qualified XII (1.25)         11.738     12.711              8.29%                         9,827.4               124,916
Qualified XII (1.30)         11.717     12.681              8.23%                         7,648.2                96,987
Qualified XII (1.35)         11.769     12.652              7.50%            (2)             58.4                   739
Qualified XII (1.40)         11.674     12.623              8.13%                         3,129.5                39,504
Qualified XII (1.50)         11.632     12.564              8.01%                           695.0                 8,732
Qualified XIII               14.009     15.215              8.61%                       114,543.2             1,742,775

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XV               $ 13.986   $ 15.190              8.61%                       101,758.7       $     1,545,714
Qualified XVI                13.764     14.868              8.02%                       155,213.8             2,307,719
Qualified XVII               13.912     15.087              8.45%                       264,384.8             3,988,774
Qualified XVIII              13.912     15.087              8.45%                       523,161.1             7,892,931
Qualified XIX                54.642     59.293              8.51%                         7,879.3               467,190
Qualified XX                 53.945     58.502              8.45%                        18,880.2             1,104,528
Qualified XXI                13.999     15.227              8.77%                        17,781.0               270,751
Qualified XXII               14.022     15.252              8.77%                        38,843.4               592,439
Qualified XXIV               12.155     12.867              5.86%            (6)        165,139.0             2,124,844
Qualified XXV                14.385     15.030              4.48%            (9)         59,880.0               899,997
Qualified XXVI               14.416     15.023              4.21%            (9)          4,465.3                67,082
Qualified XXVII              53.528     58.266              8.85%            (2)        603,258.7            35,149,471
Qualified XXVIII             53.528     58.190              8.71%            (2)        155,538.3             9,050,774
Qualified XXIX               57.031     58.190              2.03%                         2,085.2               121,338
Qualified XXX                53.738     58.180              8.27%                        29,616.6             1,723,100
Annuity contracts in
  payment period                                                                                              5,792,395
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Qualified III                16.458     16.322             (0.83%)                           29.5                   481
Qualified V                  16.342     16.181             (0.99%)                          575.0                 9,304
Qualified VI                 16.458     16.322             (0.83%)                    2,083,592.6            34,008,401
Qualified X (1.15)           16.923     16.799             (0.73%)                       18,918.2               317,807
Qualified X (1.25)           16.847     16.707             (0.83%)                      314,495.1             5,254,269
Qualified XI                 16.670     16.625             (0.27%)                       72,153.4             1,199,551
Qualified XII (0.35)         10.497     10.777              2.67%            (5)         75,426.6               812,873
Qualified XII (0.40)         14.960     14.962              0.01%                           581.4                 8,699
Qualified XII (0.45)         10.752     10.749             (0.03%)                      140,545.3             1,510,721
Qualified XII (0.55)         10.735     10.721             (0.13%)                        3,859.2                41,374
Qualified XII (0.65)         10.718     10.693             (0.23%)                       98,178.7             1,049,825
Qualified XII (0.70)         10.709     10.679             (0.28%)                       13,626.2               145,514
Qualified XII (0.75)         10.701     10.665             (0.34%)                      214,545.2             2,288,125
Qualified XII (0.80)         11.275     11.232             (0.38%)                      134,663.6             1,512,541
Qualified XII (0.85)         14.921     14.857             (0.43%)                       65,822.6               977,926
Qualified XII (0.90)         11.115     11.061             (0.49%)                        6,134.6                67,855
Qualified XII (0.95)         14.867     14.788             (0.53%)                       59,724.4               883,204
Qualified XII (1.00)         14.840     14.754             (0.58%)                      135,910.5             2,005,223
Qualified XII (1.05)         14.813     14.719             (0.63%)                       51,578.0               759,176
Qualified XII (1.10)         14.786     14.685             (0.68%)                       47,415.2               696,292
Qualified XII (1.15)         14.759     14.651             (0.73%)                       14,299.9               209,508
Qualified XII (1.20)         14.732     14.617             (0.78%)                      371,913.0             5,436,252
Qualified XII (1.25)         14.705     14.584             (0.82%)                       11,049.6               161,148
Qualified XII (1.30)         14.679     14.550             (0.88%)                       14,623.9               212,778
Qualified XII (1.35)         14.793     14.516             (1.87%)           (2)              3.9                    56
Qualified XII (1.40)         14.625     14.483             (0.97%)                        4,151.4                60,125
Qualified XII (1.50)         14.572     14.416             (1.07%)                          472.4                 6,810
Qualified XIII               16.637     16.548             (0.53%)                        9,637.6               159,483
Qualified XV                 16.609     16.521             (0.53%)                       10,168.0               167,986
Qualified XVI                16.346     16.170             (1.08%)                       32,973.2               533,177
Qualified XVII               16.607     16.526             (0.49%)                       37,614.4               621,616
Qualified XVIII              16.999     16.917             (0.48%)                       11,019.9               186,424
Qualified XXI                16.624     16.561             (0.38%)                       10,579.4               175,205
Qualified XXII               16.652     16.588             (0.38%)                       11,879.3               197,054
Qualified XXIV               14.969     14.763             (1.38%)           (6)          6,470.7                95,527
Qualified XXV                16.707     16.347             (2.15%)           (9)          4,110.8                67,200
Qualified XXVI               16.294     16.340              0.28%            (9)            304.0                 4,967
Qualified XXVII              16.637     16.343             (1.77%)           (2)         36,195.9               591,550
Qualified XXVIII             16.637     16.322             (1.89%)           (2)          1,565.4                25,550
Annuity contracts in
  payment period                                                                                                 68,046
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Qualified III                19.358     17.424             (9.99%)                       29,117.9               507,351
Qualified VI                 19.358     17.424             (9.99%)                    4,499,483.4            78,398,999
Qualified XI                 19.568     17.712             (9.48%)                      546,470.2             9,679,080

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C: (continued):
Qualified XII (0.60)       $ 13.075   $ 12.298             (5.94%)           (5)         66,328.5       $       815,708
Qualified XII (0.65)         19.672     17.857             (9.23%)                          109.6                 1,957
Qualified XII (0.70)         13.520     12.266             (9.28%)                       23,935.4               293,592
Qualified XII (0.80)         13.498     12.234             (9.36%)                        6,968.0                85,247
Qualified XII (0.90)         13.477     12.203             (9.45%)                       10,693.6               130,494
Qualified XII (0.95)         12.849     12.187             (5.15%)           (5)          8,063.3                98,267
Qualified XII (1.00)         13.455     12.171             (9.54%)                      107,474.7             1,308,075
Qualified XII (1.05)         14.919     13.489             (9.59%)                      578,463.2             7,802,890
Qualified XII (1.10)         19.615     17.725             (9.64%)                       76,637.1             1,358,393
Qualified XII (1.15)         14.489     13.087             (9.68%)                        4,014.5                52,538
Qualified XII (1.20)         19.550     17.649             (9.72%)                      115,574.6             2,039,776
Qualified XII (1.25)         19.518     17.612             (9.77%)                      990,293.7            17,441,053
Qualified XII (1.30)         19.486     17.574             (9.81%)                        1,697.7                29,836
Qualified XII (1.35)         19.454     17.536             (9.86%)                        4,951.0                86,820
Qualified XII (1.40)         19.422     17.499             (9.90%)                        3,706.0                64,851
Qualified XII (1.45)         19.390     17.461             (9.95%)                        3,011.7                52,587
Qualified XIII               19.550     17.649             (9.72%)                       83,470.8             1,473,177
Qualified XV                 19.536     17.637             (9.72%)                       16,020.9               282,560
Qualified XVI                19.227     17.263            (10.21%)                       25,328.3               437,243
Qualified XVII               19.358     17.424             (9.99%)                       93,254.5             1,624,867
Qualified XXI                19.557     17.682             (9.59%)                       47,002.9               831,106
Qualified XXII               19.571     17.694             (9.59%)                       75,781.6             1,340,880
Qualified XXV                18.958     17.451             (7.95%)           (9)         62,911.9             1,097,875
Qualified XXVI               18.294     17.443             (4.65%)           (9)            496.7                 8,664
Qualified XXVII              18.371     17.447             (5.03%)           (2)        385,443.5             6,724,833
Qualified XXVIII             18.372     17.424             (5.16%)           (2)        122,049.3             2,126,587
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Qualified III                10.726     10.188             (5.02%)                        6,178.2                62,943
Qualified VI                 10.726     10.188             (5.02%)                   13,303,066.2           135,531,636
Qualified X (1.15)           10.726     10.188             (5.02%)                      139,040.1             1,416,541
Qualified X (1.25)           10.726     10.188             (5.02%)                    2,618,087.2            26,673,072
Qualified XI                 10.775     10.292             (4.48%)                    2,233,755.0            22,989,806
Qualified XII (0.60)         10.239     10.394              1.51%            (5)        123,380.6             1,282,418
Qualified XII (0.65)         10.833     10.376             (4.22%)                        1,176.9                12,212
Qualified XII (0.70)         10.832     10.370             (4.27%)                       39,906.2               413,827
Qualified XII (0.80)         10.818     10.347             (4.35%)                       28,921.7               299,253
Qualified XII (0.90)         10.805     10.324             (4.45%)                       22,607.9               233,404
Qualified XII (0.95)         10.103     10.313              2.08%            (5)         17,710.5               182,648
Qualified XII (1.00)         10.792     10.301             (4.55%)                      204,858.3             2,110,245
Qualified XII (1.05)         10.785     10.290             (4.59%)                    2,847,975.4            29,305,667
Qualified XII (1.10)         10.779     10.279             (4.64%)                      127,491.1             1,310,481
Qualified XII (1.15)         10.772     10.267             (4.69%)                        7,600.0                78,029
Qualified XII (1.20)         10.765     10.256             (4.73%)                      310,326.7             3,182,711
Qualified XII (1.25)         10.759     10.244             (4.79%)                    5,102,718.6            52,272,249
Qualified XII (1.30)         10.752     10.233             (4.83%)                       39,657.4               405,814
Qualified XII (1.35)         10.745     10.222             (4.87%)                       20,860.6               213,237
Qualified XII (1.40)         10.739     10.210             (4.93%)                       16,039.0               163,758
Qualified XII (1.50)         10.726     10.188             (5.02%)                        4,235.8                43,154
Qualified XII (1.75)         10.693     10.131             (5.26%)                          695.8                 7,049
Qualified XIII               10.765     10.256             (4.73%)                      388,392.1             3,983,349
Qualified XV                 10.765     10.256             (4.73%)                       77,534.9               795,198
Qualified XVI                10.693     10.131             (5.26%)                      103,950.1             1,053,118
Qualified XVII               10.726     10.188             (5.02%)                       94,258.4               960,305
Qualified XVIII              10.726     10.188             (5.02%)                      536,117.4             5,461,964
Qualified XXI                10.777     10.282             (4.59%)                      195,828.0             2,013,503
Qualified XXII               10.777     10.282             (4.59%)                      452,842.1             4,656,122
Qualified XXIV               10.406     10.251             (1.49%)           (6)         71,274.8               730,638
Qualified XXV                10.381     10.203             (1.71%)           (9)         78,974.2               805,774
Qualified XXVI               10.207     10.199             (0.08%)           (9)          1,369.3                13,965
Qualified XXVII              10.224     10.201             (0.22%)           (2)      3,177,580.1            32,414,495
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Qualified V                $ 10.751   $ 10.114             (5.93%)                          489.8       $         4,954
Qualified VI                 10.760     10.139             (5.77%)                    5,712,633.7            57,920,395
Qualified X (1.15)           10.755     10.109             (6.01%)                      155,990.2             1,576,905
Qualified X (1.25)           10.752     10.107             (6.00%)                    1,392,603.1            14,075,040
Qualified XI                 10.787     10.221             (5.25%)                      763,611.9             7,804,877
Qualified XII (0.70)         10.807     10.265             (5.02%)                        2,531.9                25,990
Qualified XII (0.80)         10.801     10.249             (5.11%)                       24,171.9               247,738
Qualified XII (0.95)         10.224     10.226              0.02%            (5)         57,462.1               587,607
Qualified XII (1.00)         10.789     10.218             (5.29%)                       63,957.0               653,513
Qualified XII (1.05)         10.787     10.210             (5.35%)                    1,061,700.4            10,839,961
Qualified XII (1.10)         10.784     10.202             (5.40%)                       39,174.9               399,662
Qualified XII (1.15)         10.781     10.194             (5.44%)                        1,600.0                16,310
Qualified XII (1.20)         10.778     10.186             (5.49%)                      127,699.5             1,300,747
Qualified XII (1.25)         10.775     10.178             (5.54%)                    1,500,333.2            15,270,391
Qualified XII (1.30)         10.772     10.171             (5.58%)                       14,079.7               143,205
Qualified XII (1.35)         10.769     10.163             (5.63%)                        4,033.4                40,991
Qualified XII (1.40)         10.766     10.155             (5.68%)                        5,246.1                53,274
Qualified XII (1.50)         10.760     10.139             (5.77%)                        9,586.3                97,195
Qualified XII (1.75)         10.745     10.100             (6.00%)                          287.7                 2,906
Qualified XIII               10.778     10.186             (5.49%)                      104,359.7             1,063,008
Qualified XV                 10.778     10.186             (5.49%)                       87,491.3               891,186
Qualified XVI                10.745     10.100             (6.00%)                       29,135.5               294,269
Qualified XVII               10.760     10.139             (5.77%)                      125,087.7             1,268,264
Qualified XVIII              10.752     10.107             (6.00%)                       64,489.2               651,792
Qualified XXI                10.787     10.210             (5.35%)                      165,247.6             1,687,178
Qualified XXII               10.787     10.210             (5.35%)                      173,190.0             1,768,270
Qualified XXIV               10.531     10.185             (3.29%)           (6)         23,134.6               235,626
Qualified XXV                10.452     10.155             (2.84%)           (9)        172,664.6             1,753,409
Qualified XXVII              10.283     10.153             (1.26%)           (2)      1,083,421.6            10,999,979
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Qualified VI                 10.370      9.914             (4.40%)                    1,574,542.7            15,610,012
Qualified X (1.25)           10.369      9.888             (4.64%)                      466,941.8             4,617,121
Qualified XI                 10.384      9.983             (3.86%)                       86,922.8               867,750
Qualified XII (0.60)          9.873     10.031              1.60%            (5)          5,346.4                53,630
Qualified XII (0.80)         10.392     10.004             (3.73%)                        1,379.7                13,803
Qualified XII (0.90)         10.389      9.991             (3.83%)                          359.5                 3,592
Qualified XII (1.00)         10.386      9.978             (3.93%)                       26,136.6               260,791
Qualified XII (1.05)         10.384      9.972             (3.97%)                      163,563.9             1,631,059
Qualified XII (1.10)         10.383      9.965             (4.03%)                       52,679.8               524,954
Qualified XII (1.20)         10.379      9.952             (4.11%)                       26,500.6               263,734
Qualified XII (1.25)         10.378      9.946             (4.16%)                      579,378.5             5,762,499
Qualified XII (1.30)         10.376      9.939             (4.21%)                        4,382.3                43,556
Qualified XII (1.35)         10.375      9.933             (4.26%)                        3,944.2                39,178
Qualified XII (1.40)         10.373      9.926             (4.31%)                        3,654.4                36,274
Qualified XII (1.45)         10.371      9.920             (4.35%)                       35,869.8               355,828
Qualified XII (1.55)         10.193      9.907             (2.81%)           (7)            132.0                 1,308
Qualified XIII               10.379      9.952             (4.11%)                       30,434.6               302,885
Qualified XV                 10.379      9.952             (4.11%)                       30,357.2               302,115
Qualified XVI                10.362      9.881             (4.64%)                        5,837.3                57,678
Qualified XVII               10.370      9.914             (4.40%)                       29,547.1               292,930
Qualified XVIII              10.369      9.888             (4.64%)                       69,330.3               685,538
Qualified XXI                10.384      9.972             (3.97%)                        9,240.4                92,145
Qualified XXII               10.384      9.972             (3.97%)                       18,135.0               180,842
Qualified XXIV               10.067      9.952             (1.14%)           (6)          6,204.8                61,750
Qualified XXV                10.067      9.929             (1.37%)           (9)         18,054.5               179,263
Qualified XXVII               9.923      9.927              0.04%            (2)        580,576.2             5,763,380
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Qualified VI                 10.020     10.069              0.49%                     1,268,817.2            12,775,721
Qualified X (1.15)           10.086     10.051             (0.35%)           (2)         47,965.0               482,096
Qualified X (1.25)           10.020     10.049              0.29%                       241,335.0             2,425,175
Qualified XI                 10.022     10.127              1.05%                       111,279.1             1,126,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H: (continued):
Qualified XII (0.60)       $ 10.178   $ 10.163             (0.15%)           (5)            331.6       $         3,370
Qualified XII (0.80)         10.050     10.142              0.92%            (1)         13,648.5               138,423
Qualified XII (0.90)         10.652     10.131             (4.89%)           (3)          1,483.3                15,027
Qualified XII (0.95)         10.085     10.126              0.41%            (5)         10,895.1               110,324
Qualified XII (1.00)         10.043     10.121              0.78%            (1)         14,380.6               145,546
Qualified XII (1.05)         10.021     10.116              0.95%            (1)        339,304.6             3,432,405
Qualified XII (1.10)         10.042     10.111              0.69%            (1)         23,489.4               237,501
Qualified XII (1.20)         10.021     10.100              0.79%                        13,950.5               140,900
Qualified XII (1.25)         10.021     10.095              0.74%                       285,355.3             2,880,662
Qualified XII (1.30)         10.021     10.090              0.69%                         1,294.8                13,065
Qualified XII (1.35)         10.020     10.084              0.64%                         8,826.3                89,004
Qualified XII (1.40)         10.044     10.079              0.35%            (1)          5,910.1                59,568
Qualified XII (1.45)         10.020     10.074              0.54%                         5,077.4                51,150
Qualified XIII               10.021     10.100              0.79%                        23,614.4               238,505
Qualified XV                 10.021     10.100              0.79%                        16,123.9               162,851
Qualified XVI                10.019     10.043              0.24%                         9,657.3                96,988
Qualified XVII               10.043     10.069              0.26%            (1)         58,378.1               587,809
Qualified XVIII              10.020     10.049              0.29%                        60,782.9               610,807
Qualified XXI                10.022     10.116              0.94%                         5,072.3                51,311
Qualified XXII               10.033     10.116              0.83%            (1)         34,213.2               346,101
Qualified XXV                10.332     10.084             (2.40%)           (9)          3,437.1                34,660
Qualified XXVI               10.131     10.080             (0.50%)           (9)            395.1                 3,983
Qualified XXVII              10.066     10.082              0.16%            (2)        289,206.3             2,915,778
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Qualified X (1.25)           10.005      9.863             (1.42%)           (3)        115,538.7             1,139,558
Qualified XVIII              10.020      9.863             (1.57%)           (4)         22,788.4               224,762
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Qualified X (1.25)            9.997      9.731             (2.66%)           (6)         40,311.1               392,267
Qualified XVIII              10.098      9.731             (3.63%)           (8)          6,624.1                64,459
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Qualified X (1.25)           10.031     10.041              0.10%            (8)         91,123.2               914,968
Qualified XVIII              10.058     10.041             (0.17%)           (9)          1,699.0                17,060
Qualified XXVII              10.023     10.046              0.23%            (8)        192,188.5             1,930,726
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Qualified XXVII              10.006     10.015              0.09%           (11)          1,596.3                15,987
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Qualified I                 374.804    329.769            (12.02%)                      100,475.1            33,133,575
Qualified III               285.655    250.600            (12.27%)                       11,884.6             2,978,293
Qualified V                  28.987     25.448            (12.21%)                       16,861.9               429,101
Qualified VI                 29.100     25.588            (12.07%)                   90,718,317.0         2,321,300,294
Qualified VII                27.450     24.151            (12.02%)                    7,082,962.5           171,060,628
Qualified VIII               27.018     23.756            (12.07%)                       51,784.0             1,230,180
Qualified IX                 27.182     24.020            (11.63%)                       15,521.2               372,819
Qualified X (1.15)           29.280     25.772            (11.98%)                      481,221.6            12,402,044
Qualified X (1.25)           29.100     25.588            (12.07%)                   15,052,265.7           385,157,374
Qualified XI                 29.475     26.063            (11.58%)                    4,152,127.0           108,216,887
Qualified XII (0.35)         11.432     10.545             (7.76%)           (5)      5,130,359.5            54,099,641
Qualified XII (0.40)         19.586     17.368            (11.32%)                       55,508.4               964,070
Qualified XII (0.45)         11.867     10.518            (11.37%)                      396,365.5             4,168,972
Qualified XII (0.55)         11.847     10.490            (11.45%)                    1,009,352.0            10,588,103
Qualified XII (0.65)         11.828     10.463            (11.54%)                      448,612.4             4,693,832
Qualified XII (0.70)         11.819     10.450            (11.58%)                      525,994.8             5,496,646
Qualified XII (0.75)         11.809     10.436            (11.63%)                    3,953,353.9            41,257,201
Qualified XII (0.80)         12.939     11.429            (11.67%)                   11,724,441.0           133,998,636
Qualified XII (0.85)         19.535     17.246            (11.72%)                    4,996,223.1            86,164,863
Qualified XII (0.90)         12.572     11.094            (11.76%)                      131,644.7             1,460,466
Qualified XII (0.95)         19.464     17.166            (11.81%)                    3,034,487.9            52,090,020
Qualified XII (1.00)         19.429     17.127            (11.85%)                   10,368,984.1           177,589,590
Qualified XII (1.05)         19.393     17.087            (11.89%)                      499,790.4             8,539,919
Qualified XII (1.10)         19.358     17.047            (11.94%)                      221,197.6             3,770,755

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XII (1.15)       $ 19.323   $ 17.008            (11.98%)                      329,934.2       $     5,611,521
Qualified XII (1.20)         19.288     16.969            (12.02%)                      197,616.7             3,353,358
Qualified XII (1.25)         19.253     16.929            (12.07%)                       53,512.6               905,914
Qualified XII (1.30)         19.218     16.890            (12.11%)                       12,706.0               214,605
Qualified XII (1.35)         18.079     16.851             (6.79%)           (2)             65.7                 1,107
Qualified XII (1.40)         19.148     16.812            (12.20%)                       23,600.2               396,766
Qualified XII (1.50)         19.078     16.734            (12.29%)                       13,521.8               226,274
Qualified XIII               29.416     25.943            (11.81%)                      867,248.8            22,499,036
Qualified XV                 29.367     25.900            (11.81%)                      878,039.9            22,741,234
Qualified XVI                28.902     25.351            (12.29%)                    1,314,584.9            33,326,043
Qualified XVII               29.287     25.817            (11.85%)                    4,335,995.8           111,942,404
Qualified XVIII              29.287     25.817            (11.85%)                    4,664,125.2           120,413,721
Qualified XIX               377.218    332.719            (11.80%)                       54,075.8            17,992,039
Qualified XX                286.829    252.842            (11.85%)                      119,701.5            30,265,567
Qualified XXI                29.394     25.963            (11.67%)                      868,957.6            22,560,745
Qualified XXII               29.443     26.006            (11.67%)                    1,132,148.1            29,442,644
Qualified XXIV               19.041     17.138             (9.99%)           (6)      1,179,341.3            20,211,552
Qualified XXV                28.038     25.628             (8.60%)           (9)        727,720.6            18,650,024
Qualified XXVI               26.982     25.617             (5.06%)           (9)         34,055.5               872,399
Qualified XXVII             275.773    250.928             (9.01%)           (2)      1,257,857.1           315,631,560
Qualified XXVIII            275.776    250.600             (9.13%)           (2)         30,795.6             7,717,365
Qualified XXIX              248.703    250.600              0.76%                         6,171.8             1,546,652
Qualified XXX               284.994    250.558            (12.08%)                       81,402.4            20,396,004
Annuity contracts in
  payment period                                                                                            311,465,868
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Qualified III                18.124     15.760            (13.04%)                          840.0                13,238
Qualified V                  23.771     20.638            (13.18%)                        3,433.4                70,858
Qualified VI                 23.875     20.761            (13.04%)                    4,162,081.8            86,408,981
Qualified VIII               23.870     20.755            (13.05%)                        1,210.0                25,113
Qualified X (1.15)           23.940     20.839            (12.95%)                       23,304.8               485,649
Qualified X (1.25)           23.875     20.761            (13.04%)                      644,933.3            13,389,461
Qualified XI                 24.094     21.069            (12.55%)                      259,594.1             5,469,388
Qualified XII (0.35)         15.254     13.544            (11.21%)           (5)        168,968.9             2,288,515
Qualified XII (0.40)         24.222     21.242            (12.30%)                          981.2                20,843
Qualified XII (0.45)         15.412     13.509            (12.35%)                      236,124.1             3,189,800
Qualified XII (0.55)         15.387     13.474            (12.43%)                       22,757.5               306,634
Qualified XII (0.60)         14.825     13.456             (9.23%)          (11)              1.4                    19
Qualified XII (0.65)         15.362     13.439            (12.52%)                       20,846.9               280,162
Qualified XII (0.70)         15.350     13.421            (12.57%)                      160,372.0             2,152,352
Qualified XII (0.75)         15.338     13.404            (12.61%)                      278,123.2             3,727,963
Qualified XII (0.80)         17.447     15.239            (12.66%)                    1,159,343.0            17,667,228
Qualified XII (0.85)         24.137     21.073            (12.69%)                       88,456.0             1,864,034
Qualified XII (0.90)         16.962     14.801            (12.74%)                       18,738.5               277,349
Qualified XII (0.95)         24.071     20.994            (12.78%)                       99,760.5             2,094,372
Qualified XII (1.00)         24.039     20.955            (12.83%)                      755,685.6            15,835,392
Qualified XII (1.05)         24.006     20.916            (12.87%)                       64,832.0             1,356,026
Qualified XII (1.10)         23.973     20.878            (12.91%)                        9,211.2               192,312
Qualified XII (1.15)         23.940     20.839            (12.95%)                       16,704.9               348,114
Qualified XII (1.20)         23.908     20.800            (13.00%)                       11,753.0               244,463
Qualified XII (1.25)         23.875     20.761            (13.04%)                       10,083.5               209,343
Qualified XII (1.30)         23.843     20.723            (13.09%)                        6,817.2               141,272
Qualified XII (1.35)         23.242     20.684            (11.01%)           (2)            193.8                 4,008
Qualified XII (1.40)         23.778     20.646            (13.17%)                        2,989.4                61,720
Qualified XII (1.50)         23.713     20.569            (13.26%)                        5,215.1               107,269
Qualified XIII               24.071     20.994            (12.78%)                       32,769.8               687,970
Qualified XV                 24.071     20.994            (12.78%)                       38,168.0               801,299
Qualified XVI                23.713     20.569            (13.26%)                       74,056.3             1,523,264
Qualified XVII               23.875     20.761            (13.04%)                       55,705.1             1,156,493
Qualified XVIII              24.091     21.022            (12.74%)                       63,055.8             1,325,559
Qualified XXI                24.094     21.045            (12.65%)                       69,861.9             1,470,244
Qualified XXII               24.094     21.045            (12.65%)                      103,002.5             2,167,687

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Qualified XXIV             $ 26.062   $ 20.969            (19.54%)           (6)         59,768.7       $     1,253,290
Qualified XXV                24.462     20.793            (15.00%)           (9)         80,896.8             1,682,087
Qualified XXVI               23.388     20.784            (11.13%)           (9)          2,394.2                49,761
Qualified XXVII               9.343      7.718            (17.39%)           (8)         87,757.2               677,310
Annuity contracts in
  payment period                                                                                                132,657
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Qualified V                  22.923     20.478            (10.67%)                        1,069.5                21,901
Qualified VI                 23.044     20.618            (10.53%)                   10,804,600.3           222,769,249
Qualified VIII               23.038     20.612            (10.53%)                        1,696.4                34,966
Qualified X (1.15)           23.120     20.707            (10.44%)                       66,254.2             1,371,925
Qualified X (1.25)           23.044     20.618            (10.53%)                    1,239,413.6            25,554,230
Qualified XI                 23.294     20.959            (10.02%)                      728,521.5            15,269,082
Qualified XII (0.35)         13.504     12.651             (6.32%)           (5)        332,138.6             4,201,885
Qualified XII (0.40)         23.418     21.131             (9.77%)                        1,499.6                31,689
Qualified XII (0.45)         13.991     12.618             (9.81%)                      398,207.5             5,024,582
Qualified XII (0.55)         13.968     12.585             (9.90%)                      134,831.0             1,696,848
Qualified XII (0.60)         12.787     12.569             (1.70%)          (11)              2.3                    29
Qualified XII (0.65)         13.946     12.553             (9.99%)                      214,857.7             2,697,109
Qualified XII (0.70)         13.935     12.536            (10.04%)                       94,619.6             1,186,151
Qualified XII (0.75)         13.923     12.520            (10.08%)                      555,823.6             6,958,911
Qualified XII (0.80)         15.521     13.950            (10.12%)                    2,757,219.9            38,463,217
Qualified XII (0.85)         23.350     20.975            (10.17%)                      625,951.4            13,129,331
Qualified XII (0.90)         15.036     13.500            (10.22%)                       35,744.4               482,550
Qualified XII (0.95)         23.273     20.885            (10.26%)                      364,048.2             7,603,147
Qualified XII (1.00)         23.235     20.841            (10.30%)                    1,994,038.0            41,557,745
Qualified XII (1.05)         23.196     20.796            (10.35%)                      104,345.5             2,169,969
Qualified XII (1.10)         23.158     20.751            (10.39%)                       76,996.8             1,597,761
Qualified XII (1.15)         23.120     20.707            (10.44%)                       39,702.7               822,123
Qualified XII (1.20)         23.082     20.663            (10.48%)                       35,906.4               741,934
Qualified XII (1.25)         23.044     20.618            (10.53%)                       23,353.3               481,498
Qualified XII (1.30)         23.006     20.574            (10.57%)                       18,316.2               376,838
Qualified XII (1.35)         21.210     20.530             (3.21%)           (2)            166.5                 3,418
Qualified XII (1.40)         22.930     20.486            (10.66%)                        9,813.8               201,045
Qualified XII (1.50)         22.855     20.399            (10.75%)                        6,602.6               134,687
Qualified XIII               23.273     20.885            (10.26%)                       96,356.4             2,012,403
Qualified XIV                23.044     20.618            (10.53%)                          529.1                10,908
Qualified XV                 23.256     20.870            (10.26%)                       43,031.0               898,056
Qualified XVI                22.887     20.427            (10.75%)                      146,862.7             2,999,965
Qualified XVII               23.103     20.692            (10.44%)                       90,740.7             1,877,606
Qualified XVIII              23.252     20.877            (10.21%)                       59,854.8             1,249,589
Qualified XXI                23.277     20.920            (10.13%)                      378,291.3             7,913,853
Qualified XXII               23.294     20.936            (10.12%)                      142,200.3             2,977,105
Qualified XXIV               23.001     20.854             (9.33%)           (6)         83,049.5             1,731,914
Qualified XXV                22.482     20.650             (8.15%)           (9)        110,803.6             2,288,095
Qualified XXVI               21.677     20.641             (4.78%)           (9)          7,167.8               147,951
Qualified XXVII              21.787     20.645             (5.24%)           (2)      2,198,549.7            45,389,058
Qualified XXVIII             21.787     20.618             (5.37%)           (2)      1,114,270.0            22,974,018
Annuity contracts in
  payment period                                                                                              1,883,772
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Qualified V                  12.497     14.688             17.53%            (1)            221.2                 3,249
Qualified VI                 12.455     14.751             18.43%                     1,651,221.6            24,357,170
Qualified VIII               12.454     14.748             18.42%                             2.9                    43
Qualified X (1.15)           13.477     14.791              9.75%            (3)          4,513.6                66,760
Qualified X (1.25)           12.455     14.751             18.43%                       185,614.9             2,738,005
Qualified XI                 12.530     14.923             19.10%                       140,819.5             2,101,449
Qualified XII (0.35)         14.273     15.460              8.32%            (5)         47,993.2               741,975
Qualified XII (0.40)         12.597     15.046             19.44%                           556.8                 8,378
Qualified XII (0.45)         12.916     15.419             19.38%                        18,305.5               282,252
Qualified XII (0.55)         12.896     15.379             19.25%                         7,716.2               118,667
Qualified XII (0.65)         12.875     15.339             19.14%                         7,546.3               115,752
Qualified XII (0.70)         12.864     15.319             19.08%                        15,600.5               238,984

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XII (0.75)       $ 12.854   $ 15.299             19.02%                        32,312.1       $       494,343
Qualified XII (0.80)         12.551     14.930             18.95%                       148,980.8             2,224,283
Qualified XII (0.85)         12.540     14.910             18.90%                        52,574.4               783,885
Qualified XII (0.90)         12.529     14.890             18.84%                         3,892.7                57,963
Qualified XII (0.95)         12.519     14.870             18.78%                        67,543.2             1,004,367
Qualified XII (1.00)         12.508     14.851             18.73%                       174,355.3             2,589,351
Qualified XII (1.05)         12.498     14.831             18.67%                         9,532.1               141,370
Qualified XII (1.10)         12.487     14.811             18.61%                         5,612.0                83,119
Qualified XII (1.15)         12.477     14.791             18.55%                         5,064.4                74,908
Qualified XII (1.20)         12.466     14.771             18.49%                         2,937.0                43,383
Qualified XII (1.25)         12.455     14.751             18.43%                         2,018.8                29,779
Qualified XII (1.30)         12.445     14.731             18.37%                         1,743.5                25,684
Qualified XII (1.35)         12.420     14.712             18.45%            (2)            101.1                 1,488
Qualified XII (1.40)         12.564     14.692             16.94%            (2)          1,016.5                14,934
Qualified XII (1.50)         12.403     14.653             18.14%                           340.5                 4,989
Qualified XIII               12.519     14.870             18.78%                        19,360.7               287,893
Qualified XV                 12.519     14.870             18.78%                        19,369.3               288,022
Qualified XVI                12.403     14.653             18.14%                        22,439.6               328,807
Qualified XVII               12.475     14.751             18.24%            (2)          6,140.4                90,577
Qualified XVIII              12.455     14.751             18.43%                        29,585.0               436,408
Qualified XXI                12.530     14.906             18.96%                        46,568.5               694,150
Qualified XXII               12.530     14.906             18.96%                        21,104.3               314,581
Qualified XXIV               14.131     14.860              5.16%            (6)          8,616.4               128,039
Qualified XXV                15.067     14.774             (1.94%)           (9)         23,199.5               342,750
Qualified XXVI               14.459     14.768              2.14%            (9)          3,480.0                51,393
Qualified XXVII              13.115     15.377             17.25%            (2)        344,474.8             5,296,989
Qualified XXVIII             13.116     15.357             17.09%            (2)        572,329.2             8,789,259
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Qualified V                  10.271     10.416              1.41%           (10)             12.2                   127
Qualified VI                  9.645     10.461              8.46%                       528,977.5             5,533,637
Qualified X (1.15)            9.661     10.489              8.57%                         1,442.0                15,125
Qualified X (1.25)            9.645     10.461              8.46%                        91,047.3               952,446
Qualified XI                  9.703     10.583              9.07%                        36,589.3               387,225
Qualified XII (0.35)          9.804     11.144             13.67%            (5)         16,975.5               189,175
Qualified XII (0.45)         10.166     11.115              9.34%                         2,602.7                28,929
Qualified XII (0.65)         10.134     11.057              9.11%                        44,025.8               486,793
Qualified XII (0.70)         10.126     11.042              9.05%                         2,159.2                23,842
Qualified XII (0.75)         10.117     11.028              9.00%                        15,933.7               175,717
Qualified XII (0.80)          9.718     10.588              8.95%                        61,434.5               650,469
Qualified XII (0.85)          9.710     10.574              8.90%                        20,025.3               211,748
Qualified XII (0.90)          9.702     10.559              8.83%                         1,099.5                11,610
Qualified XII (0.95)          9.694     10.545              8.78%                        16,219.3               171,032
Qualified XII (1.00)          9.686     10.531              8.72%                        70,028.4               737,469
Qualified XII (1.05)          9.677     10.517              8.68%                         3,795.6                39,918
Qualified XII (1.10)          9.669     10.503              8.63%                         1,063.3                11,168
Qualified XII (1.15)          9.661     10.489              8.57%                         1,569.1                16,458
Qualified XII (1.20)          9.653     10.475              8.52%                         2,252.9                23,599
Qualified XII (1.25)          8.614     10.461             21.44%            (4)            692.7                 7,246
Qualified XII (1.30)          9.637     10.447              8.41%                            22.1                   231
Qualified XII (1.35)          9.777     10.433              6.71%            (2)             14.8                   154
Qualified XII (1.40)          9.746     10.419              6.91%            (2)          2,254.9                23,494
Qualified XII (1.50)          9.604     10.391              8.19%                           116.9                 1,215
Qualified XIII                9.694     10.545              8.78%                         6,873.5                72,481
Qualified XV                  9.694     10.545              8.78%                         6,765.9                71,346
Qualified XVI                 9.604     10.391              8.19%                         7,534.1                78,287
Qualified XVII                9.645     10.461              8.46%                            66.3                   694
Qualified XVIII               9.645     10.461              8.46%                         3,001.1                31,395
Qualified XXI                 9.703     10.571              8.95%                        12,341.2               130,459
Qualified XXII                9.703     10.571              8.95%                         9,383.7                99,195
Qualified XXIV                9.929     10.538              6.13%            (6)          1,304.5                13,747
Qualified XXV                10.027     10.477              4.49%            (9)          3,066.6                32,129

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP: (continued):
Qualified XXVII            $ 10.151   $ 10.881              7.19%            (2)        185,349.9       $     2,016,792
Qualified XXVIII             10.151     10.866              7.04%            (2)         54,966.8               597,269
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Qualified V                  14.554     11.434            (21.44%)                           49.1                   561
Qualified VI                 14.594     11.484            (21.31%)                      697,215.3             8,006,821
Qualified VIII               14.592     11.481            (21.32%)                           10.9                   125
Qualified X (1.15)           14.618     11.514            (21.23%)                        1,073.0                12,354
Qualified X (1.25)           14.594     11.484            (21.31%)                      102,558.2             1,177,778
Qualified XI                 14.682     11.617            (20.88%)                       15,926.1               185,014
Qualified XII (0.35)         14.054     11.462            (18.44%)           (5)         13,069.8               149,806
Qualified XII (0.45)         14.414     11.433            (20.68%)                       36,204.5               413,926
Qualified XII (0.55)         14.391     11.403            (20.76%)                          823.8                 9,394
Qualified XII (0.65)         14.367     11.373            (20.84%)                        1,360.1                15,468
Qualified XII (0.70)         14.356     11.358            (20.88%)                       36,880.2               418,885
Qualified XII (0.75)         14.344     11.344            (20.91%)                        6,183.4                70,144
Qualified XII (0.80)         14.705     11.623            (20.96%)                       51,128.9               594,271
Qualified XII (0.85)         14.693     11.608            (21.00%)                       21,474.5               249,276
Qualified XII (0.90)         14.680     11.592            (21.04%)                        1,340.6                15,540
Qualified XII (0.95)         14.668     11.576            (21.08%)                       10,159.9               117,611
Qualified XII (1.00)         14.656     11.561            (21.12%)                       49,308.6               570,057
Qualified XII (1.05)         14.643     11.545            (21.16%)                        4,129.7                47,677
Qualified XII (1.10)         14.631     11.530            (21.19%)                        1,911.1                22,035
Qualified XII (1.15)         14.618     11.514            (21.23%)                          733.6                 8,447
Qualified XII (1.20)         14.606     11.499            (21.27%)                        1,244.2                14,307
Qualified XII (1.25)         14.594     11.484            (21.31%)                        1,173.7                13,479
Qualified XII (1.30)         14.582     11.468            (21.36%)                          174.4                 2,000
Qualified XII (1.35)         15.783     11.453            (27.43%)           (2)              7.2                    82
Qualified XII (1.40)         14.557     11.437            (21.43%)                          422.9                 4,837
Qualified XII (1.50)         14.532     11.407            (21.50%)                          232.3                 2,650
Qualified XIII               14.668     11.576            (21.08%)                        6,891.9                79,781
Qualified XV                 14.668     11.576            (21.08%)                        1,093.7                12,661
Qualified XVI                14.532     11.407            (21.50%)                        9,524.0               108,640
Qualified XVIII              14.594     11.484            (21.31%)                       11,045.9               126,851
Qualified XXI                14.681     11.604            (20.96%)                        2,241.8                26,014
Qualified XXII               14.681     11.604            (20.96%)                       22,820.7               264,811
Qualified XXIV               14.803     11.568            (21.85%)           (6)         11,240.9               130,035
Qualified XXV                13.152     11.501            (12.55%)           (9)          4,906.2                56,426
Qualified XXVI               12.586     11.496             (8.66%)           (9)              1.7                    19
Qualified XXVII               9.610      8.094            (15.78%)           (8)          2,641.2                21,378
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Qualified III                15.070     15.599              3.51%                           490.0                 7,643
Qualified V                  14.964     15.465              3.35%                           587.2                 9,081
Qualified VI                 15.070     15.599              3.51%                     1,251,617.8            19,523,983
Qualified X (1.15)           15.203     15.753              3.62%                        17,675.4               278,441
Qualified X (1.25)           15.135     15.667              3.52%                       359,253.4             5,628,423
Qualified XI                 15.264     15.889              4.09%                        50,443.3               801,494
Qualified XII (0.35)         10.706     11.234              4.93%            (5)         31,285.8               351,465
Qualified XII (0.40)         13.986     14.600              4.39%                           138.3                 2,019
Qualified XII (0.45)         10.738     11.204              4.34%                        45,064.1               504,898
Qualified XII (0.55)         10.721     11.175              4.23%                        19,311.8               215,809
Qualified XII (0.65)         10.704     11.146              4.13%                        59,748.3               665,954
Qualified XII (0.70)         10.695     11.132              4.09%                         6,671.5                74,267
Qualified XII (0.75)         10.686     11.117              4.03%                        69,002.9               767,105
Qualified XII (0.80)         11.073     11.514              3.98%                       137,810.6             1,586,751
Qualified XII (0.85)         13.950     14.497              3.92%                        44,708.2               648,135
Qualified XII (0.90)         10.986     11.412              3.88%                         1,923.9                21,955
Qualified XII (0.95)         13.899     14.430              3.82%                        29,660.8               428,005
Qualified XII (1.00)         13.874     14.397              3.77%                       188,329.0             2,711,372
Qualified XII (1.05)         13.848     14.363              3.72%                        33,688.0               483,861
Qualified XII (1.10)         13.823     14.330              3.67%                        23,915.7               342,712
Qualified XII (1.15)         13.798     14.297              3.62%                        13,274.0               189,778

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XII (1.20)       $ 13.773   $ 14.264              3.56%                        17,252.5       $       246,089
Qualified XII (1.25)         13.748     14.231              3.51%                         7,350.2               104,600
Qualified XII (1.30)         13.723     14.198              3.46%                         6,773.6                96,172
Qualified XII (1.40)         13.673     14.132              3.36%                         1,037.6                14,664
Qualified XII (1.50)         13.623     14.067              3.26%                           369.6                 5,199
Qualified XIII               15.234     15.817              3.83%                         3,220.4                50,937
Qualified XV                 15.208     15.789              3.82%                         6,547.0               103,371
Qualified XVI                14.967     15.454              3.25%                        17,583.3               271,733
Qualified XVII               15.206     15.795              3.87%                        20,947.1               330,859
Qualified XVIII              15.272     15.864              3.88%                        43,923.8               696,807
Qualified XXI                15.222     15.828              3.98%                        55,825.1               883,599
Qualified XXII               15.248     15.855              3.98%                         5,216.7                82,711
Qualified XXIV               14.232     14.406              1.22%            (6)          1,444.1                20,803
Qualified XXV                15.609     15.623              0.09%            (9)          3,716.1                58,057
Qualified XXVI               15.374     15.616              1.57%            (9)            966.1                15,086
Qualified XXVII              15.132     15.620              3.22%            (2)         44,929.6               701,800
Annuity contracts in
  payment period                                                                                                198,397
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Qualified I                  45.192     47.509              5.13%                        28,487.5             1,353,413
Qualified III                44.501     46.754              5.06%                         3,601.3               168,374
Qualified V                  12.808     13.435              4.90%                        19,981.8               268,455
Qualified VI                 12.917     13.571              5.06%                     9,554,318.5           129,661,654
Qualified VII                12.842     13.500              5.12%                       276,030.4             3,726,411
Qualified VIII               12.437     13.066              5.06%                        10,882.4               142,190
Qualified IX                 12.847     13.531              5.32%                         1,653.2                22,370
Qualified X (1.15)           12.997     13.669              5.17%                       258,756.5             3,536,942
Qualified X (1.25)           12.917     13.571              5.06%                     2,471,828.3            33,545,182
Qualified XI                 13.083     13.823              5.66%                       380,540.3             5,260,209
Qualified XII (0.35)         11.033     11.443              3.72%            (5)        437,758.4             5,009,269
Qualified XII (0.40)         11.748     12.448              5.96%                         3,393.6                42,244
Qualified XII (0.45)         10.777     11.413              5.90%                        28,640.7               326,876
Qualified XII (0.55)         10.760     11.383              5.79%                        48,059.7               547,064
Qualified XII (0.65)         10.742     11.354              5.70%                       220,271.4             2,500,962
Qualified XII (0.70)         10.734     11.339              5.64%                       135,516.7             1,536,624
Qualified XII (0.75)         10.725     11.324              5.59%                       300,528.7             3,403,187
Qualified XII (0.80)         10.855     11.456              5.54%                     1,463,946.6            16,770,972
Qualified XII (0.85)         11.717     12.360              5.49%                       371,038.8             4,586,039
Qualified XII (0.90)         10.811     11.398              5.43%                        21,482.2               244,854
Qualified XII (0.95)         11.675     12.303              5.38%                       453,479.4             5,579,157
Qualified XII (1.00)         11.654     12.274              5.32%                     1,864,849.9            22,889,168
Qualified XII (1.05)         11.632     12.246              5.28%                        57,152.9               699,894
Qualified XII (1.10)         11.611     12.218              5.23%                        39,771.3               485,926
Qualified XII (1.15)         11.590     12.189              5.17%                        59,675.4               727,383
Qualified XII (1.20)         11.569     12.161              5.12%                        45,351.7               551,522
Qualified XII (1.25)         11.548     12.133              5.07%                        24,433.0               296,445
Qualified XII (1.30)         11.527     12.105              5.01%                        11,514.2               139,379
Qualified XII (1.35)         11.577     12.077              4.32%            (2)             46.9                   567
Qualified XII (1.40)         11.485     12.049              4.91%                         6,042.0                72,800
Qualified XII (1.50)         11.443     11.993              4.81%                         1,424.3                17,082
Qualified XIII               13.057     13.759              5.38%                       101,086.2             1,390,845
Qualified XV                 13.035     13.736              5.38%                        82,420.1             1,132,122
Qualified XVI                12.829     13.445              4.80%                       131,197.9             1,763,956
Qualified XVII               12.917     13.571              5.06%                       442,559.9             6,005,980
Qualified XVIII              12.917     13.571              5.06%                       807,654.3            10,960,676
Qualified XIX                45.192     47.509              5.13%                        18,452.8               876,674
Qualified XX                 44.501     46.754              5.06%                        75,480.5             3,529,015
Qualified XXI                13.047     13.769              5.53%                       117,584.1             1,619,016
Qualified XXII               13.069     13.792              5.53%                       141,829.2             1,956,108
Qualified XXIV               11.938     12.282              2.88%            (6)        119,289.1             1,465,109
Qualified XXV                13.398     13.592              1.45%            (9)         86,230.9             1,172,050
Qualified XXVI               13.409     13.586              1.32%            (9)         27,084.4               367,969

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Qualified XXVII            $ 44.732   $ 47.123              5.35%            (2)        685,272.4       $    32,292,092
Qualified XXVIII             44.735     46.754              4.51%            (2)        264,427.4            12,363,040
Qualified XXIX               46.555     46.754              0.43%                         2,552.8               119,354
Qualified XXX                44.501     46.746              5.04%                        32,033.0             1,497,428
Annuity contracts in
  payment period                                                                                                 89,722
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Qualified V                  17.540     18.458              5.23%                           767.0                14,158
Qualified VI                 17.617     18.568              5.40%                     2,460,640.1            45,689,165
Qualified VIII               17.613     18.563              5.39%                           639.3                11,867
Qualified X (1.15)           17.665     18.638              5.51%                        22,612.6               421,454
Qualified X (1.25)           17.617     18.568              5.40%                       295,892.6             5,494,133
Qualified XI                 17.778     18.843              5.99%                       130,001.5             2,449,618
Qualified XII (0.35)         12.599     12.732              1.06%            (5)         51,631.4               657,371
Qualified XII (0.40)         17.873     18.998              6.29%                           327.2                 6,217
Qualified XII (0.45)         11.953     12.699              6.24%                       122,373.7             1,554,024
Qualified XII (0.55)         11.933     12.666              6.14%                        21,330.6               270,174
Qualified XII (0.65)         11.914     12.633              6.03%                        14,680.9               185,464
Qualified XII (0.70)         11.904     12.616              5.98%                        24,605.7               310,426
Qualified XII (0.75)         11.895     12.600              5.93%                       144,228.7             1,817,282
Qualified XII (0.80)         12.675     13.419              5.87%                     1,784,687.4            23,948,720
Qualified XII (0.85)         17.810     18.847              5.82%                        86,789.5             1,635,721
Qualified XII (0.90)         12.336     13.048              5.77%                        13,290.5               173,415
Qualified XII (0.95)         17.762     18.777              5.71%                        75,786.5             1,423,043
Qualified XII (1.00)         17.737     18.742              5.67%                       569,784.2            10,678,896
Qualified XII (1.05)         17.713     18.707              5.61%                        10,886.6               203,656
Qualified XII (1.10)         17.689     18.673              5.56%                         7,637.4               142,613
Qualified XII (1.15)         17.665     18.638              5.51%                        13,932.6               259,676
Qualified XII (1.20)         17.641     18.603              5.45%                        13,067.5               243,094
Qualified XII (1.25)         17.617     18.568              5.40%                         9,885.0               183,544
Qualified XII (1.30)         21.056     18.534            (11.98%)           (4)         14,211.6               263,398
Qualified XII (1.35)         22.460     18.499            (17.64%)           (2)            132.4                 2,449
Qualified XII (1.40)         17.545     18.465              5.24%                         2,611.7                48,225
Qualified XII (1.50)         17.497     18.396              5.14%                         1,485.5                27,327
Qualified XIII               17.762     18.777              5.71%                        29,276.2               549,720
Qualified XV                 17.762     18.777              5.71%                        15,865.0               297,898
Qualified XVI                17.497     18.396              5.14%                        40,696.0               748,643
Qualified XVII               17.617     18.568              5.40%                         9,443.0               175,338
Qualified XVIII              17.776     18.801              5.77%                         4,738.4                89,086
Qualified XXI                17.778     18.822              5.87%                        39,273.4               739,203
Qualified XXII               17.778     18.822              5.87%                        50,096.7               942,921
Qualified XXIV               20.872     18.754            (10.15%)           (6)         68,241.9             1,279,808
Qualified XXV                19.585     18.597             (5.04%)           (9)         23,757.6               441,821
Qualified XXVI               18.318     18.589              1.48%            (9)          2,705.3                50,288
Qualified XXVII              10.292      9.145            (11.14%)           (8)        136,233.9             1,245,859
Annuity contracts in
  payment period                                                                                                 36,683
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Qualified V                   9.916      5.824            (41.27%)           (7)          5,044.0                29,376
Qualified VI                  9.999      5.831            (41.68%)           (5)      2,082,585.8            12,143,559
Qualified VIII               10.480      5.830            (44.37%)           (6)            185.1                 1,079
Qualified X (1.25)            9.999      5.831            (41.68%)           (5)        276,442.5             1,611,936
Qualified XI                  9.849      5.854            (40.56%)           (6)        158,659.9               928,795
Qualified XII (0.35)          8.956      5.865            (34.51%)           (5)         47,465.3               278,384
Qualified XII (0.55)         10.445      5.857            (43.93%)           (7)          5,915.1                34,645
Qualified XII (0.70)          8.273      5.851            (29.28%)           (5)         15,827.0                92,604
Qualified XII (0.75)          8.851      5.849            (33.92%)           (5)         89,724.2               524,797
Qualified XII (0.80)          9.996      5.847            (41.51%)           (5)        433,323.4             2,533,642
Qualified XII (0.85)          9.996      5.845            (41.53%)           (5)         67,524.4               394,680
Qualified XII (0.90)          9.925      5.842            (41.14%)           (7)          8,843.2                51,662
Qualified XII (0.95)          9.735      5.840            (40.01%)           (5)         55,834.6               326,074
Qualified XII (1.00)          9.995      5.838            (41.59%)           (5)        490,482.0             2,863,434
Qualified XII (1.05)          9.202      5.836            (36.58%)           (5)         12,022.6                70,164

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.10)       $  9.939   $  5.834            (41.30%)           (6)         20,196.6       $       117,827
Qualified XII (1.15)          9.851      5.832            (40.80%)           (6)          3,756.0                21,905
Qualified XII (1.20)         10.021      5.830            (41.82%)           (6)          7,851.8                45,776
Qualified XII (1.25)          9.934      5.828            (41.33%)           (6)          2,632.3                15,341
Qualified XII (1.30)         10.134      5.826            (42.51%)           (7)            856.5                 4,990
Qualified XII (1.40)         10.067      5.822            (42.17%)           (7)          2,174.3                12,659
Qualified XII (1.50)         10.630      5.818            (45.27%)           (7)              7.0                    41
Qualified XIII                9.950      5.842            (41.29%)           (6)         54,142.9               316,303
Qualified XV                  9.950      5.842            (41.29%)           (6)         21,058.0               123,021
Qualified XVI                 9.738      5.821            (40.22%)           (5)         41,667.9               242,549
Qualified XVII                9.365      5.841            (37.63%)           (5)         22,437.9               131,060
Qualified XVIII               8.952      5.841            (34.75%)           (5)          6,670.1                38,960
Qualified XXI                 8.618      5.848            (32.14%)           (5)         52,013.7               304,176
Qualified XXII                9.496      5.848            (38.42%)           (5)         93,245.4               545,299
Qualified XXIV                9.939      5.842            (41.22%)           (6)         18,107.2               105,782
Qualified XXV                 8.891      5.840            (34.32%)           (9)         25,943.5               151,510
Qualified XXVI                7.855      5.837            (25.69%)           (9)            380.8                 2,223
Qualified XXVII               9.391      5.710            (39.20%)           (8)        138,502.8               790,851
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Qualified V                  18.847     20.480              8.66%                           627.1                12,843
Qualified VI                 18.930     20.602              8.83%                     1,174,458.4            24,196,192
Qualified VIII               18.926     20.596              8.82%                           306.5                 6,313
Qualified X (1.15)           18.982     20.679              8.94%                         2,242.3                46,368
Qualified X (1.25)           18.930     20.602              8.83%                       157,726.9             3,249,489
Qualified XI                 19.103     20.907              9.44%                        71,761.2             1,500,312
Qualified XII (0.35)         12.984     13.931              7.29%            (5)         37,963.8               528,874
Qualified XII (0.40)         19.205     21.079              9.76%                            82.4                 1,737
Qualified XII (0.45)         12.665     13.895              9.71%                         9,566.3               132,924
Qualified XII (0.55)         12.645     13.858              9.59%                        21,967.7               304,428
Qualified XII (0.65)         12.625     13.822              9.48%                        68,866.0               951,866
Qualified XII (0.70)         12.615     13.804              9.43%                       163,513.0             2,257,134
Qualified XII (0.75)         12.604     13.786              9.38%                        85,132.5             1,173,637
Qualified XII (0.80)         13.870     15.163              9.32%                       468,298.6             7,100,811
Qualified XII (0.85)         19.138     20.911              9.26%                        35,815.0               748,928
Qualified XII (0.90)         13.583     14.834              9.21%                         7,999.1               118,659
Qualified XII (0.95)         19.085     20.834              9.16%                        49,812.7             1,037,797
Qualified XII (1.00)         19.059     20.795              9.11%                       129,862.2             2,700,485
Qualified XII (1.05)         19.033     20.756              9.05%                        10,459.2               217,092
Qualified XII (1.10)         19.007     20.718              9.00%                         1,299.2                26,917
Qualified XII (1.15)         18.982     20.679              8.94%                         7,947.9               164,354
Qualified XII (1.20)         18.956     20.641              8.89%                         7,678.4               158,490
Qualified XII (1.25)         18.930     20.602              8.83%                         1,987.6                40,949
Qualified XII (1.30)         18.904     20.564              8.78%                         8,400.7               172,753
Qualified XII (1.35)         17.510     20.526             17.22%            (2)             27.5                   564
Qualified XII (1.40)         18.852     20.488              8.68%                         1,417.2                29,035
Qualified XII (1.50)         18.801     20.412              8.57%                           460.5                 9,399
Qualified XIII               19.085     20.834              9.16%                         5,125.7               106,789
Qualified XV                 19.085     20.834              9.16%                         6,152.6               128,184
Qualified XVI                18.801     20.412              8.57%                        12,929.4               263,914
Qualified XVII               18.930     20.602              8.83%                         8,383.3               172,712
Qualified XVIII              19.101     20.861              9.21%                         9,022.9               188,226
Qualified XXI                19.103     20.884              9.32%                        14,447.7               301,725
Qualified XXII               19.103     20.884              9.32%                        26,506.6               553,563
Qualified XXIV               19.863     20.809              4.76%            (6)          8,033.8               167,175
Qualified XXV                20.650     20.634             (0.08%)           (9)         17,415.9               359,359
Qualified XXVI               20.538     20.625              0.42%            (9)            591.2                12,193
Qualified XXVII              13.603     15.556             14.36%            (2)        227,330.5             3,536,353
Qualified XXVIII             13.603     15.536             14.21%            (2)        668,608.7            10,387,504
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Qualified V                $ 13.738   $ 12.068            (12.16%)                           19.7       $           238
Qualified VI                 13.753     12.101            (12.01%)                    1,020,762.4            12,352,243
Qualified VIII               13.752     12.099            (12.02%)                          669.6                 8,102
Qualified X (1.15)           13.762     12.121            (11.92%)                           78.5                   951
Qualified X (1.25)           13.753     12.101            (12.01%)                      105,549.7             1,277,257
Qualified XI                 15.993     12.205            (23.69%)           (7)         21,995.0               268,449
Qualified XII (0.35)         13.648     12.286             (9.98%)           (5)         15,852.4               194,762
Qualified XII (0.55)         13.820     12.245            (11.40%)                       12,515.1               153,248
Qualified XII (0.60)         13.036     12.235             (6.14%)          (10)             31.9                   390
Qualified XII (0.65)         14.959     12.224            (18.28%)           (2)          1,699.4                20,774
Qualified XII (0.70)         13.805     12.214            (11.52%)                       20,534.2               250,805
Qualified XII (0.75)         13.801     12.204            (11.57%)                       27,142.6               331,248
Qualified XII (0.80)         13.796     12.193            (11.62%)                      122,505.5             1,493,710
Qualified XII (0.85)         13.791     12.183            (11.66%)                       36,970.9               450,416
Qualified XII (0.90)         14.065     12.173            (13.45%)           (5)          2,279.4                27,747
Qualified XII (0.95)         13.781     12.162            (11.75%)                       47,484.7               577,509
Qualified XII (1.00)         13.777     12.152            (11.80%)                      150,952.7             1,834,377
Qualified XII (1.05)         13.772     12.142            (11.84%)                        4,565.5                55,434
Qualified XII (1.10)         13.767     12.132            (11.88%)                        1,964.6                23,834
Qualified XII (1.15)         13.762     12.121            (11.92%)                        1,957.3                23,725
Qualified XII (1.20)         13.758     12.111            (11.97%)                        1,368.3                16,572
Qualified XII (1.25)         13.753     12.101            (12.01%)                        4,931.4                59,675
Qualified XII (1.30)         13.748     12.091            (12.05%)                          639.8                 7,736
Qualified XII (1.35)         14.449     12.081            (16.39%)           (2)             91.1                 1,100
Qualified XII (1.40)         14.449     12.070            (16.46%)           (2)          4,731.3                57,107
Qualified XII (1.50)         14.116     12.050            (14.64%)           (1)          1,233.1                14,859
Qualified XIII               13.359     12.130             (9.20%)           (1)          8,951.9               108,587
Qualified XV                 13.745     12.130            (11.75%)                        7,589.4                92,060
Qualified XVI                13.729     12.050            (12.23%)                       28,018.1               337,618
Qualified XVII               13.759     12.106            (12.01%)                        3,770.5                45,646
Qualified XVIII              13.759     12.106            (12.01%)                        6,634.8                80,321
Qualified XXI                13.372     12.160             (9.06%)           (1)         38,762.5               471,352
Qualified XXII               14.269     12.160            (14.78%)           (2)         36,954.2               449,363
Qualified XXIV               14.837     12.160            (18.04%)           (6)         11,675.8               141,978
Qualified XXV                15.281     12.115            (20.72%)           (9)         17,938.1               217,320
Qualified XXVI               14.236     12.110            (14.93%)           (9)            659.5                 7,987
Qualified XXVII               9.838      7.500            (23.76%)           (8)         69,307.1               519,803
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Qualified V                  11.717      9.860            (15.85%)           (5)              4.3                    42
Qualified VI                 11.716      9.887            (15.61%)                    2,698,139.7            26,676,510
Qualified VIII               11.715      9.885            (15.62%)                          419.8                 4,150
Qualified X (1.15)           10.853      9.903             (8.75%)           (1)         19,411.5               192,232
Qualified X (1.25)           11.716      9.887            (15.61%)                      219,944.1             2,174,587
Qualified XI                 12.244      9.972            (18.56%)           (8)         28,163.0               280,841
Qualified XII (0.35)         11.228     10.038            (10.60%)           (5)         45,120.9               452,924
Qualified XII (0.45)         11.781     10.021            (14.94%)                        3,975.5                39,838
Qualified XII (0.55)         11.773     10.004            (15.03%)                       48,445.2               484,646
Qualified XII (0.60)         10.403      9.996             (3.91%)          (10)             84.1                   841
Qualified XII (0.65)         11.764      9.987            (15.11%)                        1,781.4                17,791
Qualified XII (0.70)         11.760      9.979            (15.14%)                       13,862.1               138,330
Qualified XII (0.75)         11.756      9.970            (15.19%)                      119,758.2             1,193,989
Qualified XII (0.80)         11.752      9.962            (15.23%)                      436,298.8             4,346,409
Qualified XII (0.85)         11.748      9.954            (15.27%)                       79,363.6               789,985
Qualified XII (0.90)         12.256      9.945            (18.86%)           (4)          6,406.1                63,709
Qualified XII (0.95)         11.740      9.937            (15.36%)                       95,583.4               949,812
Qualified XII (1.00)         11.736      9.928            (15.41%)                      549,569.2             5,456,123
Qualified XII (1.05)         11.732      9.920            (15.44%)                       31,266.6               310,165
Qualified XII (1.10)         11.728      9.912            (15.48%)                       24,518.3               243,025
Qualified XII (1.15)         11.724      9.903            (15.53%)                        7,463.6                73,912
Qualified XII (1.20)         11.720      9.895            (15.57%)                       15,555.6               153,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.25)       $ 11.716   $  9.887            (15.61%)                        7,623.0       $        75,369
Qualified XII (1.30)         11.712      9.878            (15.66%)                        4,846.4                47,873
Qualified XII (1.35)         11.204      9.870            (11.91%)           (2)             32.3                   319
Qualified XII (1.40)         11.707      9.862            (15.76%)           (2)          5,050.8                49,811
Qualified XII (1.50)         11.695      9.845            (15.82%)                        3,046.2                29,990
Qualified XIII               11.710      9.911            (15.36%)                       31,226.2               309,483
Qualified XV                 11.710      9.911            (15.36%)                        3,109.4                30,817
Qualified XVI                11.695      9.845            (15.82%)                       38,373.7               377,789
Qualified XVII               11.721      9.891            (15.61%)                       13,778.0               136,278
Qualified XVIII              11.721      9.891            (15.61%)                       18,441.6               182,406
Qualified XXI                11.721      9.935            (15.24%)                       11,950.2               118,725
Qualified XXII               11.815      9.935            (15.91%)           (2)          8,936.0                88,779
Qualified XXIV               11.807      9.935            (15.86%)           (6)         15,235.4               151,364
Qualified XXV                11.715      9.898            (15.51%)           (9)         27,070.1               267,940
Qualified XXVI               11.140      9.894            (11.18%)           (9)          8,539.6                84,491
Qualified XXVII               9.776      7.842            (19.78%)           (8)        380,759.2             2,985,914
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Qualified V                  12.055      9.452            (21.59%)                           22.5                   213
Qualified VI                 12.069      9.477            (21.48%)                    1,068,220.5            10,123,525
Qualified X (1.15)           12.077      9.493            (21.40%)                        1,148.8                10,906
Qualified X (1.25)           12.069      9.477            (21.48%)                      141,426.9             1,340,303
Qualified XII (0.35)         11.987      9.622            (19.73%)           (5)         22,505.3               216,546
Qualified XII (0.55)         12.127      9.590            (20.92%)                       12,591.8               120,755
Qualified XII (0.65)         12.119      9.574            (21.00%)                        3,182.4                30,468
Qualified XII (0.70)         12.115      9.566            (21.04%)                        4,288.6                41,025
Qualified XII (0.75)         12.111      9.558            (21.08%)                       40,078.2               383,067
Qualified XII (0.80)         12.106      9.550            (21.11%)                      254,281.8             2,428,391
Qualified XII (0.85)         12.102      9.542            (21.15%)                       49,755.8               474,770
Qualified XII (0.90)         12.098      9.533            (21.20%)                       26,082.3               248,643
Qualified XII (0.95)         12.094      9.525            (21.24%)                       85,385.1               813,293
Qualified XII (1.00)         12.090      9.517            (21.28%)                      147,926.0             1,407,812
Qualified XII (1.05)         12.085      9.509            (21.32%)                       15,027.2               142,894
Qualified XII (1.10)         12.081      9.501            (21.36%)                        2,851.0                27,087
Qualified XII (1.15)         12.077      9.493            (21.40%)                        4,197.0                39,842
Qualified XII (1.20)         12.073      9.485            (21.44%)                        6,981.9                66,223
Qualified XII (1.25)         12.069      9.477            (21.48%)                        7,191.6                68,155
Qualified XII (1.30)         12.064      9.469            (21.51%)                          960.9                 9,099
Qualified XII (1.35)         12.477      9.461            (24.17%)           (2)             66.8                   632
Qualified XII (1.40)         12.056      9.453            (21.59%)                        2,381.9                22,516
Qualified XII (1.50)         12.048      9.437            (21.67%)                          343.0                 3,237
Qualified XIII               12.098      9.529            (21.23%)                        9,403.0                89,601
Qualified XV                 12.098      9.529            (21.23%)                        2,846.7                27,126
Qualified XVI                12.048      9.437            (21.67%)                       25,090.6               236,780
Qualified XVII               14.498      9.481            (34.60%)           (3)          7,620.8                72,253
Qualified XVIII              12.306      9.481            (22.96%)           (1)          5,707.8                54,116
Qualified XXI                12.110      9.552            (21.12%)                        7,102.5                67,843
Qualified XXII               12.655      9.552            (24.52%)           (2)         18,076.0               172,662
Qualified XXIV               12.619      9.524            (24.53%)           (6)          9,125.6                86,912
Qualified XXV                12.051      9.489            (21.26%)           (9)         16,052.6               152,323
Qualified XXVI               11.267      9.485            (15.82%)           (9)          2,054.6                19,488
Qualified XXVII               9.482      7.162            (24.47%)           (8)         61,814.6               442,716
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Qualified III                11.650      9.942            (14.66%)           (6)             18.1                   180
Qualified V                  11.493      9.673            (15.84%)                           20.2                   195
Qualified VI                 11.506      9.699            (15.70%)                      862,415.6             8,364,569
Qualified X (1.15)           11.514      9.715            (15.62%)                        1,771.0                17,205
Qualified X (1.25)           11.506      9.699            (15.70%)                      124,166.7             1,204,293
Qualified XII (0.35)         11.026      9.848            (10.68%)           (5)          4,590.9                45,211
Qualified XII (0.45)         11.570      9.831            (15.03%)                       45,266.5               445,015
Qualified XII (0.55)         11.562      9.814            (15.12%)                        3,280.3                32,193
Qualified XII (0.60)          9.839      9.806             (0.34%)          (10)              5.0                    49

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.65)       $ 11.554   $  9.798            (15.20%)                        2,324.8       $        22,778
Qualified XII (0.70)         11.550      9.790            (15.24%)                       90,763.7               888,577
Qualified XII (0.75)         11.546      9.781            (15.29%)                       44,777.7               437,971
Qualified XII (0.80)         11.542      9.773            (15.33%)                      379,305.3             3,706,951
Qualified XII (0.85)         11.538      9.765            (15.37%)                       33,891.2               330,948
Qualified XII (0.90)         11.534      9.757            (15.41%)                        8,901.6                86,853
Qualified XII (0.95)         11.530      9.748            (15.46%)                       31,332.1               305,425
Qualified XII (1.00)         11.526      9.740            (15.50%)                       79,423.0               773,580
Qualified XII (1.05)         11.522      9.732            (15.54%)                        6,439.5                62,669
Qualified XII (1.10)         11.518      9.724            (15.58%)                       14,059.6               136,716
Qualified XII (1.15)         11.514      9.715            (15.62%)                        3,149.2                30,594
Qualified XII (1.20)         11.510      9.707            (15.66%)                        2,497.1                24,239
Qualified XII (1.25)         10.796      9.699            (10.16%)           (1)         16,464.1               159,685
Qualified XII (1.30)         11.502      9.691            (15.75%)                        1,328.9                12,878
Qualified XII (1.35)         11.307      9.683            (14.36%)           (2)            164.9                 1,597
Qualified XII (1.40)         11.494      9.675            (15.83%)                        1,954.0                18,905
Qualified XII (1.50)         11.486      9.658            (15.92%)                          587.5                 5,674
Qualified XIII               11.495      9.719            (15.45%)                       14,972.0               145,513
Qualified XV                 11.495      9.719            (15.45%)                        4,686.7                45,550
Qualified XVI                11.486      9.658            (15.92%)                        9,996.6                96,547
Qualified XVII               11.511      9.703            (15.71%)                       24,287.5               235,662
Qualified XVIII              11.511      9.703            (15.71%)                        5,265.5                51,091
Qualified XXI                11.036      9.742            (11.73%)           (1)         18,115.3               176,479
Qualified XXII               11.754      9.742            (17.12%)           (2)         13,458.7               131,115
Qualified XXIV               11.438      9.746            (14.79%)           (6)         27,162.2               264,723
Qualified XXV                10.611      9.711             (8.48%)           (9)          2,803.5                27,225
Qualified XXVI               10.085      9.707             (3.75%)           (9)            113.9                 1,106
Qualified XXVII               9.503      8.315            (12.50%)           (8)         23,718.9               197,223
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Qualified III                30.131     28.827             (4.33%)                       17,778.8               512,509
Qualified V                  23.131     22.095             (4.48%)                        1,652.6                36,514
Qualified VI                 22.705     21.722             (4.33%)                    1,065,387.5            23,142,345
Qualified VIII               20.623     19.729             (4.33%)                        6,611.6               130,440
Qualified X (1.25)           11.637     11.133             (4.33%)                       23,976.9               266,935
Qualified XI                 22.998     22.125             (3.80%)                       68,632.7             1,518,499
Qualified XII (0.35)         11.718     11.574             (1.23%)           (5)        118,983.5             1,377,115
Qualified XII (0.40)         16.740     16.152             (3.51%)                          332.0                 5,362
Qualified XII (0.45)         11.970     11.543             (3.57%)                       43,992.3               507,803
Qualified XII (0.55)         11.951     11.513             (3.66%)                       11,184.1               128,762
Qualified XII (0.65)         11.932     11.483             (3.76%)                        4,099.1                47,070
Qualified XII (0.70)         11.922     11.468             (3.81%)                       21,801.4               250,019
Qualified XII (0.75)         11.912     11.453             (3.85%)                       64,676.4               740,739
Qualified XII (0.80)         12.530     12.041             (3.90%)                      147,700.9             1,778,467
Qualified XII (0.85)         16.697     16.038             (3.95%)                      203,730.4             3,267,428
Qualified XII (0.90)         12.414     11.918             (4.00%)                        4,895.1                58,340
Qualified XII (0.95)         16.636     15.964             (4.04%)                       68,101.9             1,087,178
Qualified XII (1.00)         16.606     15.927             (4.09%)                      171,211.0             2,726,878
Qualified XII (1.05)         16.576     15.890             (4.14%)                       36,607.0               581,685
Qualified XII (1.10)         16.546     15.853             (4.19%)                       15,619.4               247,615
Qualified XII (1.15)         16.515     15.816             (4.23%)                       23,264.9               367,957
Qualified XII (1.20)         16.485     15.780             (4.28%)                        8,798.8               138,845
Qualified XII (1.25)         16.455     15.743             (4.33%)                          998.9                15,726
Qualified XII (1.30)         16.426     15.707             (4.38%)                        1,433.4                22,514
Qualified XII (1.35)         15.730     15.670             (0.38%)           (2)            169.8                 2,661
Qualified XII (1.40)         16.366     15.634             (4.47%)                        1,624.0                25,389
Qualified XII (1.50)         16.306     15.562             (4.56%)                          148.4                 2,310
Qualified XIII               22.951     22.024             (4.04%)                       16,335.7               359,778
Qualified XV                 22.913     21.987             (4.04%)                        5,812.2               127,793
Qualified XVI                22.550     21.521             (4.56%)                       28,518.0               613,735
Qualified XVII               22.705     21.722             (4.33%)                          968.5                21,037
Qualified XVIII              11.637     11.133             (4.33%)                        9,411.1               104,774

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XXI              $ 22.935   $ 22.040             (3.90%)                        3,041.1       $        67,026
Qualified XXII               22.973     22.077             (3.90%)                        3,627.1                80,075
Qualified XXIV               16.973     15.937             (6.10%)           (6)         20,993.8               334,578
Qualified XXV                23.113     21.748             (5.91%)           (9)          5,527.9               120,221
Qualified XXVI               22.610     21.739             (3.85%)           (9)            227.2                 4,940
Qualified XXVII              29.380     28.864             (1.76%)           (2)        708,860.6            20,460,551
Qualified XXVIII             29.380     28.827             (1.88%)           (2)         68,715.2             1,980,852
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Qualified III                19.201     20.561              7.08%                           876.3                18,017
Qualified V                  18.143     19.397              6.91%                           426.5                 8,272
Qualified VI                 18.334     19.632              7.08%                     4,252,751.6            83,490,017
Qualified VIII               18.265     19.557              7.07%                         4,267.5                83,460
Qualified X (1.15)           23.071     24.729              7.19%                        84,690.9             2,094,321
Qualified X (1.25)           22.942     24.567              7.08%                       946,481.1            23,252,200
Qualified XI                 18.570     19.996              7.68%                       177,576.9             3,550,827
Qualified XII (0.35)         10.595     11.419              7.78%            (5)        187,521.8             2,141,312
Qualified XII (0.40)         16.089     17.374              7.99%                           730.5                12,691
Qualified XII (0.45)         10.552     11.389              7.93%                       162,442.3             1,850,055
Qualified XII (0.55)         10.535     11.360              7.83%                        55,910.6               635,144
Qualified XII (0.65)         10.518     11.330              7.72%                       107,996.9             1,223,605
Qualified XII (0.70)         10.509     11.315              7.67%                        51,473.4               582,422
Qualified XII (0.75)         10.501     11.300              7.61%                       227,966.9             2,576,026
Qualified XII (0.80)         11.445     12.310              7.56%                       710,549.0             8,746,858
Qualified XII (0.85)         16.047     17.252              7.51%                       286,746.7             4,946,954
Qualified XII (0.90)         11.245     12.083              7.45%                        11,253.7               135,979
Qualified XII (0.95)         15.989     17.172              7.40%                       306,173.8             5,257,617
Qualified XII (1.00)         15.960     17.132              7.34%                       295,865.9             5,068,775
Qualified XII (1.05)         15.931     17.092              7.29%                        60,783.4             1,038,910
Qualified XII (1.10)         15.902     17.053              7.24%                        31,932.0               544,536
Qualified XII (1.15)         15.873     17.013              7.18%                        36,839.7               626,754
Qualified XII (1.20)         15.844     16.974              7.13%                        30,503.4               517,764
Qualified XII (1.25)         15.815     16.935              7.08%                        15,146.4               256,505
Qualified XII (1.30)         15.786     16.896              7.03%                         6,031.0               101,899
Qualified XII (1.35)         13.910     16.856             21.18%            (2)             78.8                 1,329
Qualified XII (1.40)         15.729     16.817              6.92%                         1,912.8                32,168
Qualified XII (1.50)         15.672     16.740              6.81%                         4,921.7                82,389
Qualified XIII               18.533     19.904              7.40%                        20,687.8               411,770
Qualified XV                 18.502     19.871              7.40%                        13,788.9               274,000
Qualified XVI                18.209     19.450              6.82%                       118,945.4             2,313,488
Qualified XVII               18.334     19.632              7.08%                        33,028.7               648,419
Qualified XVIII              22.942     24.567              7.08%                        15,396.9               378,255
Qualified XXI                18.519     19.919              7.56%                        25,298.2               503,914
Qualified XXII               18.550     19.952              7.56%                        39,260.8               783,331
Qualified XXIV               15.457     17.143             10.91%            (6)         74,096.1             1,270,230
Qualified XXV                19.049     19.655              3.18%            (9)         33,296.9               654,451
Qualified XXVI               18.652     19.647              5.33%            (9)         15,602.7               306,547
Qualified XXVII              17.293     20.588             19.05%            (2)      1,521,270.8            31,319,923
Qualified XXVIII             17.293     20.561             18.90%            (2)        396,947.7             8,161,642
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                  24.603     21.644            (12.03%)                        2,653.4                57,431
Qualified III                26.340     23.158            (12.08%)                          163.2                 3,780
Qualified V                  26.134     22.940            (12.22%)                        2,104.7                48,282
Qualified VI                 25.999     22.858            (12.08%)                   10,298,746.9           235,408,759
Qualified VIII               26.310     23.130            (12.09%)                        8,221.8               190,170
Qualified X (1.15)           36.363     32.002            (11.99%)                       66,459.4             2,126,833
Qualified X (1.25)           36.160     31.791            (12.08%)                    1,500,686.0            47,708,308
Qualified XI                 26.334     23.282            (11.59%)                      615,609.2            14,332,613
Qualified XII (0.35)         16.211     14.798             (8.72%)           (5)        564,611.6             8,355,123
Qualified XII (0.40)         23.989     21.270            (11.33%)                        1,788.2                38,035
Qualified XII (0.45)         16.655     14.760            (11.38%)                      130,483.0             1,925,929

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO: (continued):
Qualified XII (0.55)       $ 16.628   $ 14.721            (11.47%)                      151,952.1       $     2,236,887
Qualified XII (0.60)         15.283     14.702             (3.80%)          (10)             10.7                   157
Qualified XII (0.65)         16.601     14.683            (11.55%)                      331,653.4             4,869,667
Qualified XII (0.70)         16.588     14.664            (11.60%)                      117,753.2             1,726,733
Qualified XII (0.75)         16.574     14.645            (11.64%)                      581,764.1             8,519,935
Qualified XII (0.80)         18.143     16.023            (11.68%)                    2,257,499.3            36,171,912
Qualified XII (0.85)         23.927     21.120            (11.73%)                      596,022.3            12,587,992
Qualified XII (0.90)         17.677     15.596            (11.77%)                       42,684.0               665,700
Qualified XII (0.95)         23.840     21.023            (11.82%)                      573,111.4            12,048,520
Qualified XII (1.00)         23.797     20.974            (11.86%)                    1,259,926.0            26,425,687
Qualified XII (1.05)         23.754     20.926            (11.91%)                      122,516.5             2,563,781
Qualified XII (1.10)         23.710     20.877            (11.95%)                       67,647.3             1,412,273
Qualified XII (1.15)         23.667     20.829            (11.99%)                       80,859.3             1,684,218
Qualified XII (1.20)         23.624     20.781            (12.03%)                       71,710.4             1,490,213
Qualified XII (1.25)         23.581     20.733            (12.08%)                       33,790.3               700,575
Qualified XII (1.30)         23.538     20.684            (12.13%)                       23,713.2               490,484
Qualified XII (1.35)         23.491     20.637            (12.15%)           (2)            569.1                11,745
Qualified XII (1.40)         23.453     20.589            (12.21%)                       10,223.7               210,496
Qualified XII (1.50)         23.368     20.494            (12.30%)                        5,157.2               105,691
Qualified XIII               26.281     23.175            (11.82%)                       87,549.3             2,028,955
Qualified XV                 26.237     23.137            (11.82%)                       63,541.7             1,470,165
Qualified XVI                25.822     22.646            (12.30%)                      211,306.4             4,785,244
Qualified XVII               25.999     22.858            (12.08%)                       62,728.5             1,433,847
Qualified XVIII              36.160     31.791            (12.08%)                       75,763.8             2,408,607
Qualified XXI                26.262     23.193            (11.69%)                      103,624.8             2,403,369
Qualified XXII               26.305     23.231            (11.69%)                       92,854.6             2,157,105
Qualified XXIV               24.889     20.988            (15.67%)           (6)        158,991.3             3,336,909
Qualified XXV                25.914     22.885            (11.69%)           (9)        183,299.3             4,194,804
Qualified XXVI               25.026     22.876             (8.59%)           (9)         23,381.1               534,867
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Qualified XXVII               9.522      7.389            (22.40%)           (2)        159,262.8             1,176,793
Qualified XXVIII              9.523      7.379            (22.51%)           (2)        172,513.1             1,272,975
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Qualified V                  19.108     15.241            (20.24%)                           74.3                 1,133
Qualified VI                 19.243     15.374            (20.11%)                      655,335.3            10,075,126
Qualified VIII               19.237     15.367            (20.12%)                          357.1                 5,488
Qualified X (1.15)           19.936     15.943            (20.03%)                        9,198.5               146,652
Qualified X (1.25)           19.825     15.838            (20.11%)                      146,480.0             2,319,951
Qualified XI                 19.492     15.659            (19.66%)                       24,251.5               379,754
Qualified XII (0.35)         12.131     10.828            (10.74%)           (5)         51,138.4               553,727
Qualified XII (0.40)         18.709     15.074            (19.43%)                          284.1                 4,283
Qualified XII (0.45)         13.410     10.799            (19.47%)                       11,727.5               126,645
Qualified XII (0.55)         13.389     10.771            (19.55%)                        8,239.0                88,742
Qualified XII (0.65)         13.367     10.743            (19.63%)                       17,888.5               192,176
Qualified XII (0.70)         13.356     10.729            (19.67%)                       12,203.7               130,934
Qualified XII (0.75)         13.346     10.715            (19.71%)                       20,800.7               222,880
Qualified XII (0.80)         14.900     11.957            (19.75%)                       42,155.7               504,056
Qualified XII (0.85)         18.661     14.968            (19.79%)                       25,576.2               382,825
Qualified XII (0.90)         14.905     11.949            (19.83%)                        4,435.9                53,005
Qualified XII (0.95)         18.593     14.898            (19.87%)                       25,963.6               386,805
Qualified XII (1.00)         18.559     14.864            (19.91%)                       44,395.7               659,897
Qualified XII (1.05)         18.525     14.830            (19.95%)                        7,533.4               111,720
Qualified XII (1.10)         18.492     14.795            (19.99%)                        8,320.1               123,096
Qualified XII (1.15)         18.458     14.761            (20.03%)                        7,202.0               106,308
Qualified XII (1.20)         18.424     14.727            (20.07%)                        3,776.5                55,616
Qualified XII (1.25)         18.391     14.693            (20.11%)                        8,004.6               117,612
Qualified XII (1.30)         18.357     14.659            (20.14%)                        2,480.9                36,367
Qualified XII (1.35)         17.843     14.625            (18.04%)           (2)             14.4                   210
Qualified XII (1.40)         18.291     14.591            (20.23%)                          626.4                 9,140
Qualified XII (1.50)         18.224     14.523            (20.31%)                           27.6                   401
Qualified XIII               19.452     15.587            (19.87%)                       11,388.7               177,515

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO: (continued):
Qualified XV               $ 19.420   $ 15.561            (19.87%)                        4,698.6       $        73,115
Qualified XVI                19.112     15.231            (20.31%)                       13,970.3               212,782
Qualified XVII               19.243     15.374            (20.11%)                        2,770.8                42,599
Qualified XVIII              19.825     15.838            (20.11%)                        1,464.1                23,189
Qualified XXI                19.438     15.599            (19.75%)                        9,133.8               142,478
Qualified XXII               19.470     15.625            (19.75%)                       12,807.8               200,122
Qualified XXIV               17.531     14.874            (15.16%)           (6)         21,266.9               316,324
Qualified XXV                16.962     15.392             (9.26%)           (9)          8,636.8               132,938
Qualified XXVI               16.449     15.386             (6.46%)           (9)          1,668.9                25,678
Qualified XXVII               9.535      8.471            (11.16%)           (8)          5,929.6                50,230
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Qualified XXVII              17.740     17.427             (1.76%)           (2)      1,239,976.3            21,609,067
Qualified XXVIII             17.740     17.405             (1.89%)           (2)        121,872.2             2,121,186
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Qualified III                27.214     25.097             (7.78%)                        1,720.8                43,187
Qualified V                  24.046     22.141             (7.92%)                        2,667.1                59,053
Qualified VI                 24.053     22.182             (7.78%)                    8,555,653.0           189,781,495
Qualified VIII               24.208     22.324             (7.78%)                        4,012.1                89,567
Qualified X (1.15)           27.150     25.063             (7.69%)                       16,463.7               412,630
Qualified X (1.25)           27.024     24.923             (7.77%)                      805,532.0            20,076,274
Qualified XI                 24.363     22.594             (7.26%)                      213,248.6             4,818,138
Qualified XII (0.35)         13.485     13.229             (1.90%)           (5)        375,277.7             4,964,549
Qualified XII (0.40)         22.045     20.503             (6.99%)                        2,260.6                46,349
Qualified XII (0.45)         14.194     13.195             (7.04%)                      367,939.4             4,854,960
Qualified XII (0.55)         14.171     13.160             (7.13%)                      123,644.0             1,627,155
Qualified XII (0.65)         14.148     13.126             (7.22%)                      277,303.1             3,639,880
Qualified XII (0.70)         14.137     13.109             (7.27%)                       89,345.3             1,171,227
Qualified XII (0.75)         14.126     13.092             (7.32%)                      568,291.2             7,440,068
Qualified XII (0.80)         15.518     14.375             (7.37%)                    1,662,214.4            23,894,332
Qualified XII (0.85)         21.988     20.359             (7.41%)                      243,716.1             4,961,817
Qualified XII (0.90)         15.138     14.009             (7.46%)                       32,744.0               458,710
Qualified XII (0.95)         21.908     20.265             (7.50%)                      427,085.4             8,654,885
Qualified XII (1.00)         21.868     20.218             (7.55%)                    1,562,971.2            31,600,152
Qualified XII (1.05)         21.828     20.171             (7.59%)                      141,388.4             2,851,946
Qualified XII (1.10)         21.789     20.124             (7.64%)                       56,051.0             1,127,971
Qualified XII (1.15)         21.749     20.078             (7.68%)                       57,856.8             1,161,648
Qualified XII (1.20)         21.710     20.031             (7.73%)                       35,453.7               710,174
Qualified XII (1.25)         21.670     19.985             (7.78%)                       18,639.8               372,517
Qualified XII (1.30)         21.631     19.938             (7.83%)                       10,383.4               207,025
Qualified XII (1.35)         20.986     19.892             (5.21%)           (2)            110.1                 2,191
Qualified XII (1.40)         21.552     19.846             (7.92%)                        9,052.2               179,649
Qualified XII (1.50)         21.474     19.755             (8.01%)                       11,467.8               226,547
Qualified XIII               24.314     22.490             (7.50%)                       74,362.5             1,672,412
Qualified XV                 24.274     22.453             (7.50%)                       39,966.4               897,365
Qualified XVI                23.889     21.977             (8.00%)                      157,050.7             3,451,504
Qualified XVII               24.053     22.182             (7.78%)                       34,733.7               770,463
Qualified XVIII              27.024     24.923             (7.77%)                       19,367.4               482,693
Qualified XXI                24.296     22.507             (7.36%)                       76,554.5             1,723,013
Qualified XXII               24.336     22.544             (7.36%)                      117,566.6             2,650,422
Qualified XXIV               21.474     20.231             (5.79%)           (6)        139,446.2             2,821,137
Qualified XXV                23.513     22.209             (5.55%)           (9)         77,273.8             1,716,173
Qualified XXVI               22.768     22.199             (2.50%)           (9)          7,665.8               170,172
Qualified XXVII              27.021     25.130             (7.00%)           (2)      3,098,834.5            77,873,712
Qualified XXVIII             27.021     25.097             (7.12%)           (2)        447,796.5            11,238,348
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Qualified XXVII              26.558     25.246             (4.94%)           (2)      3,615,258.7            91,270,821
Qualified XXVIII             26.559     25.213             (5.07%)           (2)        530,641.1            13,379,054
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Qualified I                $ 32.516   $ 21.908            (32.62%)                        2,964.1       $        64,937
Qualified III                53.644     36.122            (32.66%)                       82,204.1             2,969,378
Qualified V                  46.252     31.095            (32.77%)                        4,673.7               145,330
Qualified VI                 46.640     31.406            (32.66%)                   14,665,250.9           460,576,868
Qualified VIII               46.621     31.390            (32.67%)                        8,849.9               277,797
Qualified X (1.15)           45.235     30.490            (32.60%)                       58,337.9             1,778,723
Qualified X (1.25)           45.025     30.318            (32.66%)                    1,454,286.2            44,091,048
Qualified XI                 47.242     31.989            (32.29%)                      846,146.2            27,067,370
Qualified XII (0.35)         23.888     18.526            (22.45%)           (5)        913,545.7            16,924,348
Qualified XII (0.40)         31.711     21.535            (32.09%)                        5,601.1               120,620
Qualified XII (0.45)         27.222     18.477            (32.12%)                      219,159.2             4,049,405
Qualified XII (0.55)         27.178     18.429            (32.19%)                      169,466.1             3,123,090
Qualified XII (0.60)         19.660     18.405             (6.38%)          (10)              5.5                   102
Qualified XII (0.65)         27.135     18.381            (32.26%)                      259,474.9             4,769,408
Qualified XII (0.70)         27.113     18.357            (32.29%)                      212,479.7             3,900,489
Qualified XII (0.75)         27.091     18.333            (32.33%)                      769,624.8            14,109,531
Qualified XII (0.80)         29.195     19.747            (32.36%)                    3,760,656.3            74,261,680
Qualified XII (0.85)         31.629     21.383            (32.39%)                      758,936.6            16,228,342
Qualified XII (0.90)         28.662     19.367            (32.43%)                       48,045.7               930,501
Qualified XII (0.95)         31.514     21.284            (32.46%)                      910,896.1            19,387,513
Qualified XII (1.00)         31.457     21.235            (32.50%)                    2,444,196.0            51,902,502
Qualified XII (1.05)         31.400     21.186            (32.53%)                      210,615.7             4,462,105
Qualified XII (1.10)         31.343     21.137            (32.56%)                       93,122.1             1,968,322
Qualified XII (1.15)         31.286     21.088            (32.60%)                      111,951.1             2,360,825
Qualified XII (1.20)         31.229     21.039            (32.63%)                       85,842.0             1,806,030
Qualified XII (1.25)         31.172     20.990            (32.66%)                       41,374.5               868,451
Qualified XII (1.30)         31.116     20.942            (32.70%)                       25,984.8               544,174
Qualified XII (1.35)         30.334     20.893            (31.12%)           (1)          1,476.2                30,843
Qualified XII (1.40)         31.003     20.845            (32.76%)                       18,684.9               389,486
Qualified XII (1.50)         30.890     20.748            (32.83%)                       12,540.7               260,194
Qualified XIII               47.147     31.842            (32.46%)                      137,401.3             4,375,133
Qualified XV                 47.068     31.789            (32.46%)                      118,868.5             3,778,710
Qualified XVI                46.323     31.115            (32.83%)                      230,520.9             7,172,658
Qualified XVII               46.640     31.406            (32.66%)                       74,585.6             2,342,436
Qualified XVIII              45.025     30.318            (32.66%)                       76,249.2             2,311,722
Qualified XXI                47.112     31.866            (32.36%)                      299,256.9             9,536,119
Qualified XXII               47.190     31.919            (32.36%)                      171,175.5             5,463,751
Qualified XXIV               31.793     21.249            (33.16%)           (6)        331,173.0             7,037,095
Qualified XXV                43.951     31.443            (28.46%)           (9)        312,954.2             9,840,220
Qualified XXVI               40.992     31.430            (23.33%)           (9)         30,076.3               945,297
Qualified XXVII              61.680     36.169            (41.36%)           (2)      3,203,706.1           115,874,846
Qualified XXVIII             61.681     36.122            (41.44%)           (2)        613,084.7            22,145,845
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Qualified III                24.929     24.071             (3.44%)                          591.5                14,239
Qualified V                  24.747     23.857             (3.60%)                          344.0                 8,206
Qualified VI                 24.922     24.064             (3.44%)                    6,649,999.5           160,025,589
Qualified VIII               24.913     24.054             (3.45%)                        3,786.2                91,074
Qualified X (1.15)           25.978     25.109             (3.35%)                       85,788.8             2,154,070
Qualified X (1.25)           25.859     24.969             (3.44%)                      960,790.1            23,989,968
Qualified XI                 25.243     24.511             (2.90%)                      354,240.4             8,682,786
Qualified XII (0.35)         14.368     14.550              1.27%            (5)        285,116.5             4,148,445
Qualified XII (0.40)         22.571     21.980             (2.62%)                          730.5                16,057
Qualified XII (0.45)         14.910     14.512             (2.67%)                      415,782.5             6,033,835
Qualified XII (0.55)         14.886     14.474             (2.77%)                      153,748.7             2,225,359
Qualified XII (0.60)         14.284     14.455              1.20%           (10)             55.1                   797
Qualified XII (0.65)         14.862     14.436             (2.87%)                      265,161.2             3,827,867
Qualified XII (0.70)         14.850     14.418             (2.91%)                       66,358.4               956,755
Qualified XII (0.75)         14.838     14.399             (2.96%)                      414,075.2             5,962,269
Qualified XII (0.80)         16.022     15.540             (3.01%)                    1,015,206.9            15,776,315
Qualified XII (0.85)         22.513     21.825             (3.06%)                      157,518.8             3,437,848

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO: (continued):
Qualified XII (0.90)       $ 15.690   $ 15.203             (3.10%)                       30,780.7       $       467,959
Qualified XII (0.95)         22.431     21.724             (3.15%)                      336,660.9             7,313,622
Qualified XII (1.00)         22.390     21.674             (3.20%)                    1,132,980.9            24,556,227
Qualified XII (1.05)         22.350     21.623             (3.25%)                      105,284.7             2,276,571
Qualified XII (1.10)         22.309     21.573             (3.30%)                       43,940.9               947,937
Qualified XII (1.15)         22.269     21.523             (3.35%)                       75,247.5             1,619,552
Qualified XII (1.20)         22.228     21.474             (3.39%)                       32,902.7               706,553
Qualified XII (1.25)         22.188     21.424             (3.44%)                       18,356.1               393,261
Qualified XII (1.30)         22.147     21.374             (3.49%)                       11,435.2               244,416
Qualified XII (1.35)         21.906     21.325             (2.65%)           (2)            373.6                 7,967
Qualified XII (1.40)         22.067     21.276             (3.58%)                       23,489.3               499,758
Qualified XII (1.50)         21.987     21.177             (3.68%)                       11,524.9               244,063
Qualified XIII               25.192     24.398             (3.15%)                       65,152.8             1,589,597
Qualified XV                 25.151     24.358             (3.15%)                       35,278.2               859,306
Qualified XVI                24.752     23.841             (3.68%)                      149,658.8             3,568,016
Qualified XVII               24.922     24.064             (3.44%)                       41,857.8             1,007,266
Qualified XVIII              25.859     24.969             (3.44%)                       64,590.8             1,612,768
Qualified XXI                25.174     24.417             (3.01%)                      101,912.8             2,488,404
Qualified XXII               25.216     24.457             (3.01%)                       57,540.5             1,407,267
Qualified XXIV               22.439     21.688             (3.35%)           (6)         90,306.5             1,958,568
Qualified XXV                24.658     24.093             (2.29%)           (9)        143,009.0             3,445,517
Qualified XXVI               24.180     24.083             (0.40%)           (9)          6,885.3               165,819
Qualified XXVII               9.909      9.491             (4.22%)           (8)        139,295.1             1,322,050
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Qualified III                15.601     16.372              4.94%                         2,253.7                36,897
Qualified V                  15.411     16.147              4.78%                           164.4                 2,655
Qualified VI                 15.540     16.308              4.94%                     1,096,264.5            17,877,880
Qualified VIII               15.534     16.300              4.93%                           201.0                 3,276
Qualified X (1.25)           10.455     10.971              4.94%                        88,906.4               975,392
Qualified XI                 15.741     16.611              5.53%                        55,992.8               930,097
Qualified XII (0.35)         10.485     11.206              6.88%            (5)         60,507.3               678,045
Qualified XII (0.40)         13.210     13.980              5.83%                           643.0                 8,989
Qualified XII (0.45)         10.566     11.177              5.78%                        69,754.7               779,648
Qualified XII (0.55)         10.549     11.148              5.68%                        28,827.5               321,369
Qualified XII (0.65)         10.532     11.119              5.57%                        85,713.8               953,052
Qualified XII (0.70)         10.523     11.104              5.52%                        99,634.9             1,106,346
Qualified XII (0.75)         10.515     11.090              5.47%                        21,441.7               237,788
Qualified XII (0.80)         10.727     11.308              5.42%                       289,585.0             3,274,627
Qualified XII (0.85)         13.175     13.881              5.36%                        53,424.8               741,590
Qualified XII (0.90)         10.712     11.280              5.30%                         4,152.0                46,834
Qualified XII (0.95)         13.127     13.817              5.26%                        58,109.6               802,901
Qualified XII (1.00)         13.104     13.785              5.20%                       435,194.6             5,999,158
Qualified XII (1.05)         13.080     13.753              5.15%                        31,503.3               433,265
Qualified XII (1.10)         13.056     13.722              5.10%                         5,814.5                79,787
Qualified XII (1.15)         13.032     13.690              5.05%                         7,769.6               106,366
Qualified XII (1.20)         13.008     13.658              5.00%                         9,741.5               133,049
Qualified XII (1.25)         12.985     13.626              4.94%                         6,996.6                95,336
Qualified XII (1.30)         12.961     13.595              4.89%                         1,971.8                26,806
Qualified XII (1.35)         13.025     13.563              4.13%            (2)             90.2                 1,223
Qualified XII (1.40)         12.914     13.532              4.79%                         5,876.3                79,518
Qualified XII (1.50)         12.867     13.469              4.68%                           636.7                 8,576
Qualified XIII               15.709     16.535              5.26%                         5,661.0                93,605
Qualified XV                 15.683     16.507              5.25%                         5,348.6                88,290
Qualified XVI                15.434     16.157              4.68%                        14,366.9               232,126
Qualified XVII               15.540     16.308              4.94%                           492.8                 8,036
Qualified XXI                15.698     16.547              5.41%                         9,312.3               154,090
Qualified XXII               15.724     16.575              5.41%                         8,756.9               145,145
Qualified XXIV               13.199     13.794              4.51%            (6)         21,143.7               291,656
Qualified XXV                15.851     16.328              3.01%            (9)          7,489.3               122,285
Qualified XXVI               15.890     16.321              2.71%            (9)          1,366.2                22,297
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                $ 24.151   $ 21.330            (11.68%)           (9)             48.4       $         1,032
Qualified III                32.036     27.035            (15.61%)                        1,533.9                41,470
Qualified V                  29.183     24.589            (15.74%)                        1,558.8                38,330
Qualified VI                 29.366     24.782            (15.61%)                    6,820,739.0           169,031,553
Qualified VIII               29.380     24.792            (15.62%)                        2,570.3                63,722
Qualified X (1.15)           31.550     26.652            (15.52%)                       54,278.5             1,446,631
Qualified X (1.25)           31.406     26.504            (15.61%)                      955,551.5            25,325,937
Qualified XI                 29.744     25.242            (15.14%)                      423,179.3            10,681,892
Qualified XII (0.35)         16.099     14.289            (11.24%)           (5)        369,847.4             5,284,750
Qualified XII (0.40)         25.537     21.734            (14.89%)                        1,684.4                36,608
Qualified XII (0.45)         16.753     14.251            (14.93%)                      357,565.4             5,095,664
Qualified XII (0.55)         16.726     14.214            (15.02%)                       95,334.5             1,355,084
Qualified XII (0.65)         16.699     14.177            (15.10%)                       44,539.5               631,437
Qualified XII (0.70)         16.686     14.159            (15.14%)                      276,665.0             3,917,300
Qualified XII (0.75)         16.673     14.140            (15.19%)                      466,385.6             6,594,693
Qualified XII (0.80)         18.335     15.543            (15.23%)                    1,984,175.6            30,840,042
Qualified XII (0.85)         25.471     21.581            (15.27%)                      569,518.7            12,290,782
Qualified XII (0.90)         17.786     15.062            (15.32%)                       20,667.2               311,290
Qualified XII (0.95)         25.378     21.481            (15.36%)                      341,721.3             7,340,516
Qualified XII (1.00)         25.332     21.431            (15.40%)                      714,656.0            15,315,792
Qualified XII (1.05)         25.286     21.382            (15.44%)                       85,881.9             1,836,327
Qualified XII (1.10)         25.240     21.332            (15.48%)                       37,391.9               797,645
Qualified XII (1.15)         25.194     21.283            (15.52%)                       42,066.2               895,295
Qualified XII (1.20)         25.148     21.234            (15.56%)                       46,994.9               997,890
Qualified XII (1.25)         25.103     21.184            (15.61%)                       25,075.5               531,200
Qualified XII (1.30)         25.057     21.135            (15.65%)                       11,630.9               245,820
Qualified XII (1.35)         24.785     21.086            (14.92%)           (2)            384.9                 8,117
Qualified XII (1.40)         24.966     21.038            (15.73%)                        6,688.7               140,717
Qualified XII (1.50)         24.875     20.940            (15.82%)                        5,215.5               109,212
Qualified XIII               29.684     25.126            (15.36%)                       68,376.1             1,718,018
Qualified XV                 29.635     25.084            (15.36%)                       42,270.4             1,060,311
Qualified XVI                29.166     24.552            (15.82%)                      127,707.6             3,135,476
Qualified XVII               29.366     24.782            (15.61%)                       48,284.0             1,196,575
Qualified XVIII              31.406     26.504            (15.61%)                       53,708.7             1,423,496
Qualified XXI                29.662     25.145            (15.23%)                      103,000.3             2,589,942
Qualified XXII               29.712     25.187            (15.23%)                       84,428.5             2,126,500
Qualified XXIV               25.641     21.445            (16.36%)           (6)         84,667.4             1,815,692
Qualified XXV                29.874     24.812            (16.94%)           (9)        127,737.9             3,169,432
Qualified XXVI               28.180     24.801            (11.99%)           (9)         12,973.2               321,748
Qualified XXVII              33.378     27.071            (18.90%)           (2)      2,566,224.1            69,470,253
Qualified XXVIII             33.378     27.035            (19.00%)           (2)        833,490.9            22,533,426
Annuity contracts in
  payment period                                                                                                917,937
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Qualified I                  29.020     24.185            (16.66%)                        2,110.6                51,044
Qualified III                38.648     32.189            (16.71%)                        1,677.6                54,001
Qualified V                  34.593     28.765            (16.85%)                        3,556.1               102,290
Qualified VI                 34.574     28.796            (16.71%)                   16,487,771.5           474,781,871
Qualified VIII               34.465     28.703            (16.72%)                       10,077.1               289,244
Qualified X (1.15)           39.011     32.523            (16.63%)                       66,341.7             2,157,630
Qualified X (1.25)           38.832     32.342            (16.71%)                    1,661,139.9            53,724,586
Qualified XI                 35.020     29.330            (16.25%)                      954,756.1            28,002,996
Qualified XII (0.35)         16.103     14.104            (12.41%)           (5)      1,146,536.9            16,170,757
Qualified XII (0.40)         28.797     24.188            (16.01%)                        6,041.1               146,122
Qualified XII (0.45)         16.757     14.068            (16.05%)                      662,704.2             9,322,923
Qualified XII (0.55)         16.730     14.031            (16.13%)                      213,103.2             2,990,051
Qualified XII (0.60)         14.508     14.013             (3.41%)          (10)             19.9                   279
Qualified XII (0.65)         16.703     13.994            (16.22%)                      266,227.7             3,725,590
Qualified XII (0.70)         16.689     13.976            (16.26%)                      281,891.7             3,939,719
Qualified XII (0.75)         16.676     13.958            (16.30%)                    1,451,474.2            20,259,677
Qualified XII (0.80)         19.592     16.390            (16.34%)                    5,857,225.6            95,999,928
Qualified XII (0.85)         28.723     24.018            (16.38%)                      836,804.6            20,098,374

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO: (continued):
Qualified XII (0.90)       $ 19.141   $ 15.998            (16.42%)                       51,009.3       $       816,047
Qualified XII (0.95)         28.619     23.907            (16.46%)                      858,504.0            20,524,255
Qualified XII (1.00)         28.567     23.852            (16.51%)                    3,118,616.0            74,385,228
Qualified XII (1.05)         28.515     23.796            (16.55%)                      256,820.8             6,111,308
Qualified XII (1.10)         28.463     23.741            (16.59%)                       90,052.4             2,137,933
Qualified XII (1.15)         28.411     23.686            (16.63%)                      103,449.3             2,450,300
Qualified XII (1.20)         28.360     23.632            (16.67%)                       64,985.9             1,535,747
Qualified XII (1.25)         28.308     23.577            (16.71%)                       32,757.8               772,330
Qualified XII (1.30)         28.257     23.522            (16.76%)                       22,895.2               538,542
Qualified XII (1.35)         27.255     23.468            (13.89%)           (1)            503.3                11,812
Qualified XII (1.40)         28.154     23.414            (16.84%)                       18,964.9               444,045
Qualified XII (1.50)         28.052     23.305            (16.92%)                       16,549.7               385,691
Qualified XIII               34.949     29.195            (16.46%)                      136,896.9             3,996,706
Qualified XV                 34.891     29.147            (16.46%)                      109,138.9             3,181,071
Qualified XVI                34.339     28.529            (16.92%)                      259,043.5             7,390,251
Qualified XVII               34.574     28.796            (16.71%)                      101,798.9             2,931,400
Qualified XVIII              38.832     32.342            (16.71%)                       91,519.9             2,959,937
Qualified XXI                34.923     29.217            (16.34%)                      276,227.5             8,070,538
Qualified XXII               34.982     29.266            (16.34%)                      193,451.9             5,661,562
Qualified XXIV               29.012     23.867            (17.73%)           (6)        251,658.2             6,006,327
Qualified XXV                33.364     28.830            (13.59%)           (9)        210,872.4             6,079,452
Qualified XXVI               32.009     28.818             (9.97%)           (9)         24,036.5               692,683
Qualified XXVII              42.335     32.231            (23.87%)           (2)      4,666,561.6           150,407,947
Qualified XXVIII             42.335     32.189            (23.97%)           (2)      1,345,688.8            43,316,377
Annuity contracts in
  payment period                                                                                              1,095,143
--------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:
Qualified XII (0.95)          8.308      7.345            (11.59%)          (10)             74.2                   545
--------------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND, INC.:
Qualified XXVII              15.945      7.254            (54.51%)           (2)        657,383.0             4,768,656
Qualified XXVIII             15.945      7.244            (54.57%)           (2)        220,650.6             1,598,393
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
Qualified III                12.882     15.061             16.92%                         4,697.0                70,742
Qualified V                  14.253     16.636             16.72%                         2,776.4                46,189
Qualified VI                 13.900     16.250             16.91%                       373,904.7             6,075,952
Qualified VIII               12.047     14.083             16.90%                           979.1                13,789
Qualified XI                 14.079     16.552             17.57%                        20,792.0               344,150
Qualified XII (0.35)          9.158     10.347             12.98%            (5)         11,114.4               115,001
Qualified XII (0.40)         10.939     12.897             17.90%                           179.8                 2,319
Qualified XII (0.45)          8.758     10.320             17.84%                         4,369.6                45,094
Qualified XII (0.55)          8.744     10.293             17.72%                         3,526.1                36,294
Qualified XII (0.65)          8.729     10.266             17.61%                         1,115.8                11,455
Qualified XII (0.70)          8.722     10.253             17.55%                         6,480.3                66,443
Qualified XII (0.75)          8.715     10.240             17.50%                        22,901.1               234,507
Qualified XII (0.80)          9.524     11.184             17.43%                       107,963.7             1,207,466
Qualified XII (0.85)         10.911     12.806             17.37%                        23,332.2               298,792
Qualified XII (0.95)         10.871     12.747             17.26%                        19,715.8               251,317
Qualified XII (1.00)         10.851     12.717             17.20%                        79,616.9             1,012,488
Qualified XII (1.05)         10.831     12.688             17.15%                         3,762.7                47,741
Qualified XII (1.10)         10.812     12.659             17.08%                         1,086.7                13,756
Qualified XII (1.15)         10.792     12.629             17.02%                         5,137.4                64,880
Qualified XII (1.20)         10.772     12.600             16.97%                         2,780.0                35,028
Qualified XIII               14.051     16.475             17.25%                         4,068.2                67,024
Qualified XV                 14.028     16.448             17.25%                         7,371.7               121,249
Qualified XVI                13.805     16.099             16.62%                         5,288.2                85,135
Qualified XVII               13.900     16.250             16.91%                           876.9                14,250
Qualified XXI                14.041     16.488             17.43%                         3,120.4                51,449
Qualified XXII               14.064     16.515             17.43%                         2,571.9                42,475
Qualified XXIV               11.307     12.726             12.55%            (6)          6,520.0                82,974
Qualified XXV                14.773     16.269             10.13%            (9)          4,180.7                68,016
Qualified XXVI               15.024     16.262              8.24%            (9)            822.9                13,382

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XXVII            $ 11.702   $ 15.080             28.87%            (2)        269,501.1       $     4,064,076
Qualified XXVIII             11.702     15.061             28.70%            (2)        138,949.3             2,092,716
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES:
Qualified XXVII              10.126     12.300             21.47%            (2)        167,946.1             2,065,737
Qualified XXVIII             10.126     12.284             21.31%            (2)        227,448.8             2,793,981
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
Qualified III                16.126     16.737              3.79%                            44.1                   738
Qualified V                  15.638     16.205              3.63%                           438.6                 7,107
Qualified VI                 15.681     16.275              3.79%                     1,084,590.0            17,651,702
Qualified VIII               15.988     16.272              1.78%            (1)             38.7                   630
Qualified X (1.15)           15.707     16.319              3.90%                        15,425.0               251,720
Qualified X (1.25)           15.681     16.275              3.79%                       166,004.4             2,701,721
Qualified XI                 15.775     16.464              4.37%                        90,380.6             1,488,027
Qualified XII (0.35)         16.636     16.624             (0.07%)           (5)         29,809.0               495,545
Qualified XII (0.40)         15.859     16.600              4.67%                           578.4                 9,601
Qualified XII (0.45)         15.849     16.581              4.62%                         5,197.9                86,187
Qualified XII (0.55)         15.823     16.538              4.52%                        13,256.9               219,243
Qualified XII (0.65)         15.798     16.495              4.41%                         5,368.2                88,549
Qualified XII (0.70)         15.785     16.473              4.36%                        13,835.1               227,906
Qualified XII (0.75)         15.772     16.452              4.31%                        46,116.1               758,702
Qualified XII (0.80)         15.800     16.473              4.26%                       182,218.7             3,001,689
Qualified XII (0.85)         15.787     16.451              4.21%                        43,640.8               717,935
Qualified XII (0.90)         17.689     16.429             (7.12%)           (7)          3,722.2                61,152
Qualified XII (0.95)         15.760     16.407              4.11%                        48,073.8               788,747
Qualified XII (1.00)         15.747     16.385              4.05%                       125,076.5             2,049,379
Qualified XII (1.05)         15.734     16.363              4.00%                         8,494.9               139,002
Qualified XII (1.10)         15.721     16.341              3.94%                         2,579.3                42,149
Qualified XII (1.15)         15.707     16.319              3.90%                         6,902.6               112,643
Qualified XII (1.20)         15.694     16.297              3.84%                         3,942.6                64,252
Qualified XII (1.25)         15.681     16.275              3.79%                         3,911.8                63,665
Qualified XII (1.30)         15.668     16.253              3.73%                           526.4                 8,556
Qualified XII (1.35)         15.714     16.231              3.29%            (1)            105.7                 1,715
Qualified XII (1.40)         15.641     16.210              3.64%                         1,536.2                24,902
Qualified XII (1.50)         15.883     16.166              1.78%            (1)            508.2                 8,215
Qualified XIII               15.760     16.407              4.11%                         9,278.1               152,226
Qualified XV                 15.760     16.407              4.11%                         6,178.8               101,376
Qualified XVI                15.615     16.166              3.53%                        23,681.5               382,835
Qualified XVII               15.681     16.275              3.79%                        14,615.1               237,861
Qualified XVIII              15.681     16.275              3.79%                        11,938.9               194,305
Qualified XXI                15.775     16.446              4.25%                        38,008.9               625,094
Qualified XXII               15.775     16.446              4.25%                        16,185.8               266,192
Qualified XXIV               17.346     16.395             (5.48%)           (6)         18,701.5               306,611
Qualified XXV                16.764     16.294             (2.80%)           (9)         16,613.8               270,706
Qualified XXVI               16.277     16.288              0.07%            (9)          1,978.9                32,233
Qualified XXVII              17.929     16.759             (6.53%)           (2)        424,091.7             7,107,352
Qualified XXVIII             17.930     16.737             (6.65%)           (2)        568,224.4             9,510,371
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Qualified V                  10.021     10.142              1.21%                            43.0                   436
Qualified VI                 10.048     10.185              1.36%                       169,954.1             1,730,983
Qualified VIII               10.125     10.183              0.57%            (4)            121.5                 1,237
Qualified X (1.25)           10.048     10.185              1.36%                        29,298.3               298,403
Qualified XI                 10.108     10.304              1.94%                         2,328.3                23,991
Qualified XII (0.35)         10.102     10.437              3.32%            (5)          2,759.3                28,799
Qualified XII (0.45)         10.188     10.410              2.18%                         9,983.2               103,925
Qualified XII (0.65)         10.155     10.356              1.98%                         4,045.6                41,896
Qualified XII (0.70)          9.988     10.342              3.54%            (5)            331.2                 3,425
Qualified XII (0.75)         10.139     10.329              1.87%                         6,680.2                69,000
Qualified XII (0.80)         10.125     10.309              1.82%                         7,601.6                78,365
Qualified XII (0.85)         10.116     10.295              1.77%                         7,153.3                73,643

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA: (continued):
Qualified XII (0.90)       $ 10.244   $ 10.281              0.36%            (3)            183.3       $         1,884
Qualified XII (0.95)         10.099     10.268              1.67%                         5,540.9                56,894
Qualified XII (1.00)         10.091     10.254              1.62%                        18,473.1               189,423
Qualified XII (1.05)         10.082     10.240              1.57%                         1,936.3                19,828
Qualified XII (1.10)         10.074     10.226              1.51%                           766.9                 7,842
Qualified XII (1.15)         10.065     10.213              1.47%                           312.1                 3,187
Qualified XII (1.20)         10.057     10.199              1.41%                           333.8                 3,404
Qualified XII (1.25)         10.048     10.185              1.36%                         2,119.0                21,582
Qualified XII (1.30)         10.252     10.172             (0.78%)           (7)            171.3                 1,742
Qualified XII (1.40)         10.064     10.144              0.79%            (2)            709.6                 7,198
Qualified XII (1.50)         10.006     10.117              1.11%                           133.7                 1,353
Qualified XIII               10.099     10.268              1.67%                           293.6                 3,015
Qualified XV                 10.099     10.268              1.67%                         3,970.7                40,771
Qualified XVI                10.006     10.117              1.11%                         1,311.4                13,267
Qualified XVIII              10.048     10.185              1.36%                        11,071.3               112,761
Qualified XXI                10.108     10.292              1.82%                           978.0                10,066
Qualified XXII               10.108     10.292              1.82%                         7,670.2                78,942
Qualified XXIV               10.217     10.260              0.42%            (6)          8,348.7                85,658
Qualified XXV                10.237     10.197             (0.39%)           (9)          2,009.8                20,494
Qualified XXVI               10.235     10.193             (0.41%)           (9)              1.0                    10
Qualified XXVII              10.094     10.240              1.45%            (2)        125,233.4             1,282,390
Qualified XXVIII             10.095     10.226              1.30%            (2)        153,728.3             1,572,026
Annuity contracts in
  payment period                                                                                                 21,845
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Qualified III                43.112     40.144             (6.88%)                       54,582.7             2,191,167
Qualified V                  35.288     32.806             (7.03%)                        7,849.8               257,522
Qualified VI                 35.480     33.037             (6.89%)                    2,778,965.9            91,808,695
Qualified VIII               30.498     28.396             (6.89%)                       10,193.1               289,443
Qualified X (1.15)           15.447     14.398             (6.79%)                       11,757.9               169,290
Qualified X (1.25)           15.421     14.359             (6.89%)                      318,659.8             4,575,636
Qualified XI                 35.938     33.651             (6.36%)                      251,486.2             8,462,762
Qualified XII (0.35)         16.155     14.877             (7.91%)           (5)        160,437.0             2,386,821
Qualified XII (0.40)         23.231     21.815             (6.10%)                          888.4                19,381
Qualified XII (0.45)         15.809     14.838             (6.14%)                       69,689.5             1,034,053
Qualified XII (0.55)         15.783     14.799             (6.23%)                       81,825.1             1,210,929
Qualified XII (0.60)         15.104     14.780             (2.15%)          (10)             17.7                   262
Qualified XII (0.65)         15.758     14.761             (6.33%)                       19,493.3               287,740
Qualified XII (0.70)         15.745     14.741             (6.38%)                       88,158.3             1,299,541
Qualified XII (0.75)         15.732     14.722             (6.42%)                      188,557.5             2,775,944
Qualified XII (0.80)         17.793     16.643             (6.46%)                      642,990.5            10,701,291
Qualified XII (0.85)         23.171     21.662             (6.51%)                      432,871.4             9,376,861
Qualified XII (0.90)         17.184     16.057             (6.56%)                       14,267.4               229,092
Qualified XII (0.95)         23.087     21.561             (6.61%)                      214,278.7             4,620,063
Qualified XII (1.00)         23.045     21.512             (6.65%)                      862,759.7            18,559,687
Qualified XII (1.05)         23.003     21.462             (6.70%)                       39,672.0               851,440
Qualified XII (1.10)         22.961     21.412             (6.75%)                       12,813.4               274,361
Qualified XII (1.15)         22.919     21.363             (6.79%)                       51,927.3             1,109,323
Qualified XII (1.20)         22.878     21.313             (6.84%)                       21,153.5               450,844
Qualified XII (1.25)         22.836     21.264             (6.88%)                        6,816.2               144,940
Qualified XII (1.30)         22.794     21.214             (6.93%)                        2,742.3                58,175
Qualified XII (1.35)         24.002     21.165            (11.82%)           (2)             32.2                   681
Qualified XII (1.40)         22.712     21.116             (7.03%)                        1,602.5                33,839
Qualified XII (1.50)         22.629     21.019             (7.11%)                        1,516.9                31,883
Qualified XIII               35.866     33.496             (6.61%)                       35,905.3             1,202,685
Qualified XV                 35.806     33.440             (6.61%)                       24,244.7               810,742
Qualified XVI                35.239     32.731             (7.12%)                       41,528.5             1,359,270
Qualified XVII               35.480     33.037             (6.89%)                        9,109.1               300,936
Qualified XVIII              15.421     14.359             (6.89%)                       12,111.1               173,904
Qualified XXI                35.839     33.521             (6.47%)                       35,540.4             1,191,350
Qualified XXII               35.899     33.577             (6.47%)                       34,742.9             1,166,563

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Qualified XXIV             $ 24.748   $ 21.526            (13.02%)           (6)         45,922.1       $       988,519
Qualified XXV                37.485     33.077            (11.76%)           (9)         29,269.8               968,156
Qualified XXVI               36.090     33.063             (8.39%)           (9)          2,496.0                82,524
Qualified XXVII              45.887     40.196            (12.40%)           (2)      2,301,512.8            92,511,607
Qualified XXVIII             45.888     40.144            (12.52%)           (2)        675,845.9            27,131,156
Annuity contracts in
  payment period                                                                                                400,248
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Qualified III                28.710     20.194            (29.66%)                       96,466.2             1,948,039
Qualified V                  28.327     19.892            (29.78%)                        6,276.2               124,847
Qualified VI                 28.481     20.033            (29.66%)                    9,202,749.2           184,358,676
Qualified VIII               29.833     20.982            (29.67%)                       12,522.0               262,737
Qualified X (1.15)           28.661     20.179            (29.59%)                       36,462.8               735,782
Qualified X (1.25)           28.481     20.033            (29.66%)                    1,261,315.2            25,267,927
Qualified XI                 28.849     20.405            (29.27%)                      638,180.5            13,022,074
Qualified XII (0.35)         15.512     11.747            (24.27%)           (5)        693,415.6             8,145,553
Qualified XII (0.40)         19.199     13.619            (29.06%)                        5,732.3                78,068
Qualified XII (0.45)         16.525     11.716            (29.10%)                      194,900.8             2,283,458
Qualified XII (0.55)         16.499     11.686            (29.17%)                      101,007.0             1,180,368
Qualified XII (0.65)         16.472     11.655            (29.24%)                      116,509.0             1,357,912
Qualified XII (0.70)         16.459     11.640            (29.28%)                      125,768.1             1,463,941
Qualified XII (0.75)         16.446     11.625            (29.31%)                      709,695.1             8,250,205
Qualified XII (0.80)         17.731     12.527            (29.35%)                    3,144,386.0            39,389,724
Qualified XII (0.85)         19.150     13.523            (29.38%)                      838,567.6            11,339,950
Qualified XII (0.90)         17.139     12.097            (29.42%)                       29,261.3               353,974
Qualified XII (0.95)         19.080     13.460            (29.45%)                      526,039.7             7,080,495
Qualified XII (1.00)         19.045     13.429            (29.49%)                    2,470,780.2            33,180,107
Qualified XII (1.05)         19.011     13.398            (29.53%)                      208,958.9             2,799,631
Qualified XII (1.10)         18.976     13.367            (29.56%)                       44,716.4               597,724
Qualified XII (1.15)         18.942     13.336            (29.60%)                       98,119.0             1,308,515
Qualified XII (1.20)         18.907     13.305            (29.63%)                       76,968.4             1,024,064
Qualified XII (1.25)         18.873     13.274            (29.67%)                       32,838.9               435,904
Qualified XII (1.30)         18.838     13.244            (29.70%)                       11,428.6               151,360
Qualified XII (1.35)         17.600     13.213            (24.93%)           (1)            198.5                 2,623
Qualified XII (1.40)         18.770     13.182            (29.77%)                        3,932.3                51,835
Qualified XII (1.50)         18.702     13.121            (29.84%)                        6,877.3                90,237
Qualified XIII               28.791     20.311            (29.45%)                       70,520.9             1,432,351
Qualified XV                 28.743     20.277            (29.45%)                       75,357.6             1,528,026
Qualified XVI                28.288     19.847            (29.84%)                      140,183.2             2,782,215
Qualified XVII               28.481     20.033            (29.66%)                       14,665.7               293,797
Qualified XVIII              28.481     20.033            (29.66%)                       38,347.8               768,222
Qualified XXI                28.769     20.326            (29.35%)                      200,926.5             4,084,033
Qualified XXII               28.817     20.360            (29.35%)                      205,500.8             4,183,996
Qualified XXIV               19.145     13.438            (29.81%)           (6)        202,745.4             2,724,493
Qualified XXV                24.830     20.057            (19.22%)           (9)         93,439.5             1,874,117
Qualified XXVI               22.873     20.048            (12.35%)           (9)          6,331.7               126,937
Qualified XXVII              28.118     20.220            (28.09%)           (2)      2,380,369.9            48,131,080
Qualified XXVIII             28.119     20.194            (28.18%)           (2)        535,101.3            10,805,836
Annuity contracts in
  payment period                                                                                                167,018
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Qualified I                  13.469     12.713             (5.61%)                        2,584.3                32,854
Qualified III                17.837     16.788             (5.88%)                       78,522.0             1,318,228
Qualified V                  20.293     19.113             (5.81%)                       10,465.6               200,029
Qualified VI                 20.527     19.365             (5.66%)                    6,451,502.4           124,933,346
Qualified VII                17.322     16.350             (5.61%)                      139,937.9             2,287,985
Qualified VIII               17.312     16.330             (5.67%)                       13,503.4               220,511
Qualified IX                 17.102     16.173             (5.43%)                        2,854.8                46,171
Qualified X (1.15)           20.653     19.503             (5.57%)                       10,200.2               198,935
Qualified X (1.25)           20.527     19.365             (5.66%)                      850,004.0            16,460,328
Qualified XI                 20.792     19.724             (5.14%)                      327,757.0             6,464,680
Qualified XII (0.35)         13.213     12.452             (5.76%)           (5)        406,356.4             5,059,950
Qualified XII (0.40)         13.146     12.506             (4.87%)                        7,788.3                97,401

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO: (continued):
Qualified XII (0.45)       $ 13.061   $ 12.420             (4.91%)                       63,658.6       $       790,640
Qualified XII (0.55)         13.040     12.387             (5.01%)                       48,216.1               597,253
Qualified XII (0.65)         13.019     12.355             (5.10%)                       96,006.1             1,186,155
Qualified XII (0.70)         13.008     12.339             (5.14%)                       60,144.1               742,118
Qualified XII (0.75)         12.998     12.323             (5.19%)                      205,081.6             2,527,220
Qualified XII (0.80)         14.375     13.621             (5.25%)                      575,027.7             7,832,452
Qualified XII (0.85)         13.112     12.418             (5.29%)                      630,101.3             7,824,598
Qualified XII (0.90)         13.982     13.236             (5.34%)                       11,608.9               153,655
Qualified XII (0.95)         13.064     12.361             (5.38%)                      344,610.3             4,259,728
Qualified XII (1.00)         13.040     12.332             (5.43%)                      886,127.1            10,927,720
Qualified XII (1.05)         13.016     12.304             (5.47%)                       70,122.6               862,788
Qualified XII (1.10)         12.993     12.275             (5.53%)                       27,355.5               335,789
Qualified XII (1.15)         12.969     12.247             (5.57%)                       81,794.2             1,001,734
Qualified XII (1.20)         12.945     12.218             (5.62%)                       34,058.2               416,123
Qualified XII (1.25)         12.922     12.190             (5.66%)                        4,912.6                59,885
Qualified XII (1.30)         12.898     12.162             (5.71%)                        2,271.7                27,629
Qualified XII (1.35)         12.502     12.133             (2.95%)           (2)             48.5                   589
Qualified XII (1.40)         12.851     12.105             (5.80%)                        3,599.2                43,568
Qualified XII (1.50)         12.805     12.049             (5.90%)                        5,882.4                70,877
Qualified XIII               20.750     19.634             (5.38%)                       45,243.4               888,308
Qualified XV                 20.716     19.601             (5.38%)                       64,258.7             1,259,534
Qualified XVI                20.388     19.185             (5.90%)                      131,412.1             2,521,141
Qualified XVII               20.527     19.365             (5.66%)                      101,084.5             1,957,501
Qualified XVIII              20.527     19.365             (5.66%)                       44,961.5               870,680
Qualified XIX                13.469     12.713             (5.61%)                        7,855.0                99,860
Qualified XX                 17.796     16.788             (5.66%)                       13,712.7               230,208
Qualified XXI                20.735     19.648             (5.24%)                       76,323.2             1,499,598
Qualified XXII               20.770     19.681             (5.24%)                       99,463.7             1,957,546
Qualified XXIV               13.783     12.340            (10.47%)           (6)        134,120.9             1,655,052
Qualified XXV                21.916     19.388            (11.53%)           (9)         35,218.4               682,814
Qualified XXVI               21.170     19.380             (8.46%)           (9)         18,054.4               349,894
Qualified XXVII              19.214     18.387             (4.30%)           (2)        999,126.6            18,370,941
Qualified XXVIII             19.214     18.363             (4.43%)           (2)        199,270.6             3,659,206
Qualified XXIX               16.661     16.788              0.76%                         3,735.6                62,713
Qualified XXX                17.796     16.785             (5.68%)                       88,380.3             1,483,491
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Qualified III                32.585     25.876            (20.59%)                       35,300.7               913,441
Qualified V                  30.781     24.404            (20.72%)                        3,391.3                82,762
Qualified VI                 31.255     24.820            (20.59%)                    3,143,511.5            78,021,954
Qualified VIII               26.330     20.907            (20.60%)                       22,370.4               467,698
Qualified X (1.15)           31.447     24.997            (20.51%)                       35,392.2               884,699
Qualified X (1.25)           31.255     24.820            (20.59%)                      408,735.2            10,144,807
Qualified XI                 31.658     25.281            (20.14%)                      244,725.0             6,186,893
Qualified XII (0.35)         13.496     12.401             (8.11%)           (5)        412,382.9             5,113,960
Qualified XII (0.40)         21.461     17.187            (19.92%)                        2,415.9                41,522
Qualified XII (0.45)         15.452     12.369            (19.95%)                       42,328.5               523,561
Qualified XII (0.55)         15.427     12.337            (20.03%)                       56,339.2               695,057
Qualified XII (0.65)         15.403     12.305            (20.11%)                       27,469.3               338,010
Qualified XII (0.70)         15.390     12.289            (20.15%)                       51,248.8               629,796
Qualified XII (0.75)         15.378     12.273            (20.19%)                      246,962.0             3,030,965
Qualified XII (0.80)         17.351     13.840            (20.24%)                      817,107.2            11,308,763
Qualified XII (0.85)         21.405     17.066            (20.27%)                      455,540.1             7,774,248
Qualified XII (0.90)         17.314     13.797            (20.31%)                       19,568.6               269,988
Qualified XII (0.95)         21.327     16.987            (20.35%)                      237,252.8             4,030,214
Qualified XII (1.00)         21.289     16.948            (20.39%)                      843,397.6            14,293,902
Qualified XII (1.05)         21.250     16.908            (20.43%)                       48,765.9               824,534
Qualified XII (1.10)         21.211     16.869            (20.47%)                       14,556.4               245,552
Qualified XII (1.15)         21.173     16.830            (20.51%)                       44,356.8               746,525
Qualified XII (1.20)         21.134     16.791            (20.55%)                       19,314.2               324,305
Qualified XII (1.25)         21.096     16.752            (20.59%)                        6,895.8               115,518
Qualified XII (1.30)         21.057     16.714            (20.62%)                        1,108.1                18,521

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO: (continued):
Qualified XII (1.40)       $ 20.981   $ 16.636            (20.71%)                        1,838.2       $        30,580
Qualified XII (1.50)         20.905     16.559            (20.79%)                        2,838.3                46,999
Qualified XIII               31.595     25.165            (20.35%)                       27,857.8               701,041
Qualified XV                 31.542     25.123            (20.35%)                       37,706.1               947,291
Qualified XVI                31.043     24.590            (20.79%)                       51,362.9             1,263,013
Qualified XVII               31.255     24.820            (20.59%)                        4,114.9               102,133
Qualified XVIII              31.255     24.820            (20.59%)                       11,399.2               282,929
Qualified XXI                31.571     25.184            (20.23%)                       73,935.1             1,861,982
Qualified XXII               31.624     25.225            (20.23%)                       43,700.2             1,102,337
Qualified XXIV               19.321     16.959            (12.23%)           (6)         39,737.8               673,913
Qualified XXV                25.595     24.850             (2.91%)           (9)         16,938.0               420,910
Qualified XXVI               25.253     24.839             (1.64%)           (9)            676.6                16,805
Qualified XXVII              33.036     25.910            (21.57%)           (2)      2,322,472.6            60,175,266
Qualified XXVIII             33.036     25.876            (21.67%)           (2)        188,646.5             4,881,416
Annuity contracts in
  payment period                                                                                                  9,438
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Qualified III                25.283     24.962             (1.27%)                          199.3                 4,974
Qualified V                  22.227     21.910             (1.43%)                        1,935.1                42,398
Qualified VI                 21.922     21.643             (1.27%)                    5,373,948.6           116,308,370
Qualified VIII               22.377     22.091             (1.28%)                        4,564.0               100,824
Qualified X (1.15)           24.669     24.380             (1.17%)                       30,565.8               745,195
Qualified X (1.25)           24.557     24.245             (1.27%)                      636,137.2            15,423,147
Qualified XI                 22.205     22.045             (0.72%)                      327,657.9             7,223,219
Qualified XII (0.35)         13.599     13.434             (1.21%)           (5)        261,445.9             3,512,264
Qualified XII (0.40)         20.546     20.457             (0.43%)                        1,418.6                29,020
Qualified XII (0.45)         13.464     13.399             (0.48%)                      103,238.4             1,383,291
Qualified XII (0.55)         13.443     13.364             (0.59%)                       31,732.9               424,079
Qualified XII (0.65)         13.421     13.329             (0.69%)                       14,591.8               194,494
Qualified XII (0.70)         13.410     13.312             (0.73%)                       74,711.3               994,557
Qualified XII (0.75)         13.399     13.295             (0.78%)                      357,441.4             4,752,183
Qualified XII (0.80)         14.748     14.625             (0.83%)                      909,338.2            13,299,071
Qualified XII (0.85)         20.493     20.313             (0.88%)                      158,446.8             3,218,529
Qualified XII (0.90)         14.296     14.163             (0.93%)                        8,707.1               123,318
Qualified XII (0.95)         20.418     20.219             (0.97%)                      310,664.9             6,281,333
Qualified XII (1.00)         20.381     20.172             (1.03%)                      537,291.5            10,838,244
Qualified XII (1.05)         20.344     20.125             (1.08%)                       84,135.8             1,693,233
Qualified XII (1.10)         20.307     20.079             (1.12%)                       25,973.1               521,513
Qualified XII (1.15)         20.270     20.032             (1.17%)                       34,240.7               685,910
Qualified XII (1.20)         20.233     19.986             (1.22%)                       21,354.8               426,797
Qualified XII (1.25)         20.196     19.939             (1.27%)                        2,905.7                57,937
Qualified XII (1.30)         20.160     19.893             (1.32%)                        5,082.9               101,114
Qualified XII (1.35)         19.539     19.847              1.58%            (2)             88.0                 1,746
Qualified XII (1.40)         20.086     19.801             (1.42%)                        2,103.2                41,645
Qualified XII (1.50)         20.013     19.710             (1.51%)                          980.5                19,325
Qualified XIII               22.160     21.944             (0.97%)                       31,368.8               688,356
Qualified XV                 22.123     21.907             (0.98%)                       21,531.4               471,689
Qualified XVI                21.773     21.443             (1.52%)                       91,561.0             1,963,342
Qualified XVII               21.922     21.643             (1.27%)                       20,218.0               437,578
Qualified XVIII              24.557     24.245             (1.27%)                       19,543.1               473,822
Qualified XXI                22.144     21.960             (0.83%)                       55,666.5             1,222,437
Qualified XXII               22.181     21.997             (0.83%)                       54,354.7             1,195,641
Qualified XXIV               21.893     20.185             (7.80%)           (6)         86,754.5             1,751,140
Qualified XXV                23.370     21.669             (7.28%)           (9)         68,019.6             1,473,916
Qualified XXVI               22.363     21.660             (3.14%)           (9)         14,653.3               317,390
Qualified XXVII              25.002     24.994             (0.03%)           (2)      1,359,111.0            33,969,620
Qualified XXVIII             25.002     24.962             (0.16%)           (2)        492,530.1            12,294,536
Annuity contracts in
  payment period                                                                                                158,262
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $13,689,284,426
==========================================================================================================================

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED I         Individual contracts issued prior to May 1, 1975 in
                           connection with "Qualified Corporate Retirement Plans"
                           established pursuant to Section 401 of the Internal Revenue
                           Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                           Retirement Annuity Plans established by or on behalf of
                           individuals pursuant to section 408(b) of the Code;
                           Individual contracts issued prior to November 1, 1975 in
                           connection with "H.R. 10 Plans" established by persons
                           entitled to the benefits of the Self-Employed Individuals
                           Tax Retirement Act of 1962, as amended; allocated group
                           contracts issued prior to May 1, 1975 in connection with
                           Qualified Corporate Retirement Plans; and group contracts
                           issued prior to October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans.
       QUALIFIED III       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED V         Certain group AetnaPlus contracts issued since August 28,
                           1992 in connection with "Optional Retirement Plans"
                           established pursuant to Section 403(b) or 401(a) of the
                           Internal Revenue Code.
       QUALIFIED VI        Certain group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans since August 28, 1992.
       QUALIFIED VII       Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).
       QUALIFIED VIII      Group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans and Deferred Compensation Plans
                           adopted by state and local governments since June 30, 1993.
       QUALIFIED IX        Certain large group contracts (Jumbo) that were converted to
                           ACES, an administrative system (previously valued under
                           Qualified VI).
       QUALIFIED X         Individual Retirement Annuity and Simplified Employee
                           Pension Plans issued or converted to ACES, an adminis-
                           trative system.
       QUALIFIED XI        Certain large group contracts issued in connection with
                           Deferred Compensation Plans adopted by state and local
                           governments since January 1996.
       QUALIFIED XII       Group Retirement Plus and Voluntary TDA contracts issued
                           since 1996 in connection with plans established pursuant to
                           Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement
                           Plans established pursuant to Section 403(b) or 403(a) of
                           the Internal Revenue Code.
       QUALIFIED XIII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).
       QUALIFIED XIV       Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).
       QUALIFIED XV        Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.
       QUALIFIED XVI       Group AetnaPlus contracts assessing an administrative
                           expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans.
       QUALIFIED XVII      Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans
                           and Deferred Compensation Plans, which resulted in reduced daily charges for certain funding options effective May 29,
                           1997.
       QUALIFIED XVIII     Individual Retirement Annuity and Simplified Employee
                           Pension Plan contracts containing contractual limits on
                           fees, which resulted in reduced daily charges for certain
                           funding options effective May 29, 1997.
       QUALIFIED XIX       Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XX        Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XXI       Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXIV      Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective July 2000 to lower mortality and expense fee.
       QUALIFIED XXV       Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED XXVI      Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.
       QUALIFIED XXVII     Group contract issued in connection with Tax Deferred
                           Annuity Plans having contract modifications effective
                           February 2000 to lower mortality and expense fee.
       QUALIFIED XXVIII    Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective February 2000 to lower mortality and expense fee.
       QUALIFIED XXIX      Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED XXX       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

       (1)  - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
       (2)  - Reflects less than a full year of performance activity. Funds were first received in this option during February 2000.
       (3)  - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
       (4)  - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
       (5)  - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
       (6)  - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
       (7)  - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
       (8)  - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
       (9)  - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna GET Fund, Series E
   Aetna GET Fund, Series G
   Aetna GET Fund, Series H
   Aetna GET Fund, Series I
   Aetna GET Fund, Series J
   Aetna GET Fund, Series K
   Aetna GET Fund, Series L
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Bond VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Technology VP
   Aetna Value Opportunity VP
   AIM V.I. Funds:
   - Capital Appreciation Fund
   - Growth and Income Fund
   - Growth Fund
   - Value Fund
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   - Growth Portfolio
   - High Income Portfolio
   - Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Asset Manager Portfolio
   - Contrafund Portfolio
   - Index 500 Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Flexible Income Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Janus Twenty Fund
   Lexington Funds:
   - Emerging Markets Fund
   - Natural Resources Trust Fund
   MFS Funds Total Return Series
   Oppenheimer Funds:
   - Global Securities Fund
   - Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

  2. VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

  3. DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

  4. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $5,347,300,780 and $3,840,647,337, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                 $932,980     ($896,430)  $13,450,834   ($11,426,883)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation              123,722,239   (10,820,738)  137,653,078   (117,925,973)
 AETNA BOND VP
 Annuity contracts in
   accumulation               16,656,617    (3,439,951)   61,181,748    (64,141,020)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,173,799      (732,514)   10,689,405    (10,592,100)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation               32,577,189    (2,128,129)   23,065,389    (19,345,251)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation               19,533,149    (5,092,781)  127,994,339   (124,905,042)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                5,842,968    (2,015,692)   21,285,953    (20,259,107)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  964,998      (585,341)    6,744,661     (6,673,262)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  573,716      (376,921)    3,497,097     (3,334,459)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                   17,271       (15,817)      198,429       (196,296)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                    3,333        (2,718)        3,226         (3,271)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                    5,228        (6,207)       18,899        (18,702)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                        0            (1)            1             (1)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation              600,493,802   (63,728,442)  871,616,223   (899,922,177)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                3,038,381    (1,944,710)   11,906,095     (8,174,444)
 AETNA HIGH YIELD VP
 Annuity contracts in
   accumulation                    4,178       (17,017)    4,683,768     (4,877,410)
 AETNA INDEX PLUS BOND VP
 Annuity contracts in
   accumulation                      505        (6,940)    1,302,832     (1,317,450)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               59,262,689    (5,521,587)   52,615,469    (31,567,660)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                  231,204      (259,191)    9,225,597     (8,070,602)
 ----------------------------------------------------------------------------------

                                                                                               Net
                                                                                            Increase
                               Net               Net Unrealized                Net         (Decrease)
                             Realized             Gain (Loss)               Change in     in Net Assets
                           Gain (Loss)   ------------------------------    Unrealized       Resulting
PERIOD ENDED DECEMBER 31,       on         Beginning          End          Gain (Loss)        from
2000                       Investments      of Year         of Year      on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation              $2,023,951      $4,030,133         $589,182      ($3,440,951)   ($1,380,450)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              19,727,105      45,044,344     (102,036,752)    (147,081,096)   (14,452,490)
AETNA BOND VP
Annuity contracts in
  accumulation              (2,959,272)    (19,754,875)      (6,411,730)      13,343,145     23,600,539
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                  97,305       1,130,783          116,983       (1,013,800)      (475,210)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation               3,720,138      19,237,706      (30,255,816)     (49,493,522)   (15,324,324)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               3,089,297      25,690,783      (12,783,390)     (38,474,173)   (20,944,508)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               1,026,846      10,381,800       (2,883,267)     (13,265,067)    (8,410,945)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                  71,399       1,305,419       (1,034,596)      (2,340,015)    (1,888,959)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                 162,638           2,236         (267,248)        (269,484)        89,949
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   2,133               0          (32,894)         (32,894)       (29,307)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                     (45)              0          (16,577)         (16,577)       (16,007)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                     197               0           (8,299)          (8,299)        (9,081)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       0               0               16               16             15
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (28,305,954)   (281,156,139)  (1,455,124,346)  (1,173,968,207)  (665,508,801)
AETNA GROWTH VP
Annuity contracts in
  accumulation               3,731,651      31,404,391       (1,523,352)     (32,927,743)   (28,102,421)
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                (193,642)       (112,582)               0          112,582        (93,899)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                 (14,618)        (64,241)               0           64,241         43,188
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation              21,047,809      94,088,323      (35,413,466)    (129,501,789)   (54,712,878)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               1,154,995         147,754        1,324,838        1,177,084      2,304,092
-------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                          Valuation      Proceeds        Cost of
 PERIOD ENDED DECEMBER 31,                 Period          from        Investments
 2000                        Dividends   Deductions       Sales           Sold
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                      $0   ($110,447)      $9,314,421    ($8,484,450)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation               2,317,439    (143,974)      16,677,924    (16,485,807)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                 788,237    (453,560)      10,329,056    (10,036,348)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation              14,088,879  (3,315,026)   1,002,469,774   (997,218,100)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
   accumulation                   1,796     (15,710)       5,781,362     (5,397,911)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation               5,715,158  (1,027,111)      58,446,003    (41,951,259)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                       0    (123,166)       3,382,223     (4,041,241)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation               5,685,856    (446,263)      14,543,123    (11,879,196)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                 609,333    (143,163)       3,352,076     (3,094,277)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation               1,505,326    (360,447)       2,157,150     (1,767,171)
   GROWTH FUND
 Annuity contracts in
   accumulation                 646,543    (169,818)       1,113,297       (974,205)
   VALUE FUND
 Annuity contracts in
   accumulation                 832,774    (172,424)       2,587,349     (2,447,180)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               3,005,075    (737,829)       9,490,532     (6,636,170)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation              15,968,399  (2,117,305)      50,075,466    (41,317,562)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              49,684,906  (5,427,174)      17,853,934    (10,289,675)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                 143,538     (28,949)       1,452,668     (1,660,297)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation               2,247,070    (237,237)      21,321,597    (20,112,513)
 ----------------------------------------------------------------------------------

                                                                                       Net
                                                                                     Increase
                                                                         Net        (Decrease)
                               Net            Net Unrealized          Change in       in Net
                            Realized           Gain (Loss)           Unrealized       Assets
                           Gain (Loss)  --------------------------   Gain (Loss)    Resulting
PERIOD ENDED DECEMBER 31,      on       Beginning of      End            on            from
2000                       Investments      Year        of Year      Investments    Operations
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation               $829,971       $672,037      $769,578       $97,541       $817,065
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                192,117      1,272,468    (4,665,266)   (5,937,734)    (3,572,152)
AETNA LEGACY VP
Annuity contracts in
  accumulation                292,708        (83,476)      718,785       802,261      1,429,646
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation              5,251,674      4,054,787     3,641,073      (413,714)    15,611,813
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                383,451        (72,859)            0        72,859        442,396
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation             16,494,744     13,100,682    (9,322,798)  (22,423,480)    (1,240,689)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation               (659,018)             0   (12,476,702)  (12,476,702)   (13,258,886)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation              2,663,927      5,773,811       872,156    (4,901,655)     3,001,865
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                257,799        166,754    (5,078,366)   (5,245,120)    (4,521,151)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                389,979      1,220,016    (8,823,291)  (10,043,307)    (8,508,449)
  GROWTH FUND
Annuity contracts in
  accumulation                139,092        497,930    (5,935,047)   (6,432,977)    (5,817,160)
  VALUE FUND
Annuity contracts in
  accumulation                140,169        835,034    (3,374,932)   (4,209,966)    (3,409,447)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation              2,854,362      7,801,335       570,470    (7,230,865)    (2,109,257)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation              8,757,904     29,981,910    18,912,394   (11,069,516)    11,539,482
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              7,564,259    135,925,667    22,218,848  (113,706,819)   (61,884,828)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation               (207,629)        42,986      (540,697)     (583,683)      (676,723)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation              1,209,084      5,076,505    (2,501,290)   (7,577,795)    (4,358,878)
-----------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation               $2,891,552     ($290,058)   $4,448,390    ($3,746,605)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation               59,662,762    (5,067,350)   48,543,621    (27,704,159)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                1,721,648    (1,321,614)   59,026,752    (35,665,034)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              148,372,545   (14,564,091)  144,369,632    (44,558,621)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               31,342,522    (3,110,307)   10,544,363     (5,618,590)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                1,926,419      (357,984)   11,057,104    (11,766,103)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               37,319,136    (5,077,467)   29,014,597    (13,885,988)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              105,574,692   (14,110,028)  101,145,319    (40,120,649)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                        0            (1)       12,337        (12,826)
 LEXINGTON FUNDS:
   EMERGING MARKETS FUND
 Annuity contracts in
   accumulation                        0      (138,792)   37,930,672    (39,305,108)
   NATURAL RESOURCES TRUST FUND
 Annuity contracts in
   accumulation                   59,448      (174,562)    8,934,916    (10,937,162)
 MFS TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                   42,782       (15,849)      956,479       (936,309)
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                2,277,721      (303,133)    6,616,401     (5,645,106)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  320,219       (53,722)    1,980,953     (2,106,469)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
   accumulation               41,352,585    (3,205,147)   12,180,987     (6,431,146)
 ----------------------------------------------------------------------------------

                                                                                          Net
                                                                           Net         Increase
                               Net             Net Unrealized           Change in     (Decrease)
                             Realized            Gain (Loss)           Unrealized    in Net Assets
                           Gain (Loss)   ---------------------------   Gain (Loss)     Resulting
PERIOD ENDED DECEMBER 31,       on       Beginning of       End            on            from
2000                       Investments       Year         of Year      Investments    Operations
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                $701,785     $3,975,450      ($618,980)  ($4,594,430)    ($1,291,151)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation              20,839,462    167,567,655     57,161,025  (110,406,630)    (34,971,756)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation              23,361,718     35,135,496       (491,226)  (35,626,722)    (11,864,970)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              99,811,011    589,941,753   (127,682,633) (717,624,386)   (484,004,921)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               4,925,773     53,832,562     10,698,793   (43,133,769)     (9,975,781)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                (708,999)    (1,682,793)      (805,827)      876,966       1,736,402
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              15,128,609    119,830,478     (6,192,556) (126,023,034)    (78,652,756)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              61,024,670    537,057,291    162,036,410  (375,020,881)   (222,531,547)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                    (489)             0            (36)          (36)           (526)
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation              (1,374,436)     3,274,926       (436,042)   (3,710,968)     (5,224,196)
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation              (2,002,246)    (2,122,540)     2,402,322     4,524,862       2,407,502
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                  20,170         (1,178)       229,562       230,740         277,843
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                 971,295      1,418,022     (2,527,749)   (3,945,771)       (999,888)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                (125,516)        (2,586)       (86,964)      (84,378)         56,603
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation               5,749,841     93,135,075     23,536,746   (69,598,329)    (25,701,050)
--------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                              Valuation       Proceeds         Cost of
                                               Period           from         Investments
 PERIOD ENDED DECEMBER 31, 2000    Dividends  Deductions       Sales            Sold
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                 $6,199,858    ($6,237,790)    $55,129,171     ($31,391,585)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 18,992,631     (2,911,500)     27,627,852      (18,166,161)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 24,723,742     (2,881,443)    671,761,812     (687,430,118)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation                 21,160,269     (2,799,115)     21,884,981      (14,116,507)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $1,472,215,106  ($175,240,683) $3,840,647,337  ($3,516,088,718)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                                                                  Net
                               Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)               Change in       (Decrease)
                           Gain (Loss)    -------------------------------    Unrealized      in Net Assets
                                on          Beginning           End          Gain (Loss)    Resulting from
PERIOD ENDED DECEMBER 31, 2000  Investments    of Year        of Year      on Investments     Operations
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              $23,737,586     $265,730,062      $62,642,562    ($203,087,500)   ($179,387,846)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                9,461,691       81,650,752       42,588,288      (39,062,464)     (13,519,642)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (15,668,306)      60,499,972         (186,763)     (60,686,735)     (54,512,742)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                7,768,474       76,614,253       46,977,151      (29,637,102)      (3,507,474)
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $324,558,619   $2,223,496,072  ($1,381,531,716) ($3,605,027,788) ($1,983,494,746)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                         $36,550      $2,023,951       ($3,440,951)      ($3,443,191)          $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     112,901,501      19,727,105      (147,081,096)     (103,452,150)          958,810,376
Annuity contracts in payment
  period                                                                                                      34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      13,216,666      (2,959,272)       13,343,145       (39,454,311)          312,007,882
Annuity contracts in payment
  period                                                                                                       5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         441,285          97,305        (1,013,800)       (4,468,657)           67,400,270
Annuity contracts in payment
  period                                                                                                          73,220
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      30,449,060       3,720,138       (49,493,522)      (18,887,555)          170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      14,440,368       3,089,297       (38,474,173)     (119,418,211)          471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       3,827,276       1,026,846       (13,265,067)      (17,735,793)          157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         379,657          71,399        (2,340,015)       (5,775,781)           45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         196,795         162,638          (269,484)       27,303,119             1,782,585
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                           1,454           2,133           (32,894)        1,393,627                     0
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                             615             (45)          (16,577)          472,733                     0
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                            (979)            197            (8,299)        2,871,835                     0
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                              (1)              0                16            15,972                     0
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     536,765,360     (28,305,954)   (1,173,968,207)     (721,658,072)        5,753,192,035
Annuity contracts in payment
  period                                                                                                     373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       1,093,671       3,731,651       (32,927,743)       53,759,126           145,431,206
Annuity contracts in payment
  period                                                                                                          71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (12,839)       (193,642)          112,582        (2,083,594)            2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                          (6,435)        (14,618)           64,241        (1,042,892)              999,704

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                        $77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                        842,266,266
Annuity contracts in payment
  period                               33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                        296,126,266
Annuity contracts in payment
  period                                5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         62,461,577
Annuity contracts in payment
  period                                   68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                        136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                        331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                        131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                          1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                            456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                             15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                      4,428,082,443
Annuity contracts in payment
  period                              311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                        171,026,842
Annuity contracts in payment
  period                                  132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                                  0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                                  0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     $53,741,102     $21,047,809     ($129,501,789)      $68,658,775          $473,757,587
Annuity contracts in payment
  period                                                                                                       1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         (27,987)      1,154,995         1,177,084        43,880,546             9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        (110,447)        829,971            97,541         3,748,048             8,277,508
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       2,173,465         192,117        (5,937,734)        8,806,604             7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                         334,677         292,708           802,261        (5,203,105)           42,650,270
Annuity contracts in payment
  period                                                                                                         247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      10,773,853       5,251,674          (413,714)      (18,346,548)          325,367,721
Annuity contracts in payment
  period                                                                                                          80,784
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (13,914)        383,451            72,859        (2,426,021)            1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       4,688,047      16,494,744       (22,423,480)       43,023,013            62,919,038
Annuity contracts in payment
  period                                                                                                          11,036
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                        (123,166)       (659,018)      (12,476,702)       38,113,990                     0
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       5,239,593       2,663,927        (4,901,655)       25,424,473            34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         466,170         257,799        (5,245,120)       24,665,165             1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                       1,144,879         389,979       (10,043,307)       47,737,578             9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                         476,725         139,092        (6,432,977)       20,557,669             4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                         660,349         140,169        (4,209,966)       13,358,563             8,538,069
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       2,267,247       2,854,362        (7,230,865)       (2,720,584)           68,092,305
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      13,851,094       8,757,904       (11,069,516)      (29,578,468)          213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      44,257,732       7,564,259      (113,706,819)       70,421,374           440,335,255

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       $487,054,341
Annuity contracts in payment
  period                                1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                         12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                         38,925,638
Annuity contracts in payment
  period                                  198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                        322,624,048
Annuity contracts in payment
  period                                   89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                                  0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        104,675,715
Annuity contracts in payment
  period                                   36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                         63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                         48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                         19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                         18,487,184
CALVERT SOCIAL BALANCED PORTFOL
Annuity contracts in
  accumulation                         63,262,465
FIDELITY INVESTMENTS VARIABLE I
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                        195,902,776
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        448,871,801

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                        $114,589       ($207,629)        ($583,683)       $1,252,502            $1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       2,009,833       1,209,084        (7,577,795)          516,832            22,033,565
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       2,601,494         701,785        (4,594,430)       (2,709,341)           27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                      54,595,412      20,839,462      (110,406,630)      (19,480,139)          475,353,405
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                         400,034      23,361,718       (35,626,722)       (6,058,333)          122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     133,808,454      99,811,011      (717,624,386)      340,768,328         1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      28,232,215       4,925,773       (43,133,769)       70,619,050           235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       1,568,435        (708,999)          876,966         2,253,321            32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      32,241,669      15,128,609      (126,023,034)      127,925,797           362,723,120
Annuity contracts in payment
  period                                                                                                         689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      91,464,664      61,024,670      (375,020,881)      169,190,829         1,136,307,574
Annuity contracts in payment
  period                                                                                                         752,858
JANUS TWENTY FUND
Annuity contracts in payment
  period                                    (1)           (489)              (36)            1,071                     0
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        (138,792)     (1,374,436)       (3,710,968)            5,130            11,586,115
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (115,114)     (2,002,246)        4,524,862        (2,219,822)           16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          26,933          20,170           230,740         3,897,679               684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                       1,974,588         971,295        (3,945,771)       45,386,552             5,871,877
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                         266,497        (125,516)          (84,378)        2,461,306             3,464,259
Annuity contracts in payment
  period                                                                                                          27,517

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                         $2,449,768
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                         18,191,519
FIDELITY INVESTMENTS VARIABLE I
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                         23,730,253
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                        420,901,510
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                        104,649,875
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        950,193,244
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        296,053,943
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                         36,898,000
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        411,767,617
Annuity contracts in payment
  period                                  917,937
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      1,082,624,571
Annuity contracts in payment
  period                                1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                      545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                          6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                         16,696,149
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                         50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                          5,987,840
Annuity contracts in payment
  period                                   21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                     $38,147,438      $5,749,841      ($69,598,329)      $90,392,695          $226,770,707
Annuity contracts in payment
  period                                                                                                          36,974
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                         (37,932)     23,737,586      (203,087,500)        6,822,966           597,714,231
Annuity contracts in payment
  period                                                                                                          38,500
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      16,081,131       9,461,691       (39,062,464)       (7,714,809)          255,763,877
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      21,842,299     (15,668,306)      (60,686,735)      (17,427,634)          291,483,624
Annuity contracts in payment
  period                                                                                                               0
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                      18,361,154       7,768,474       (29,637,102)        5,277,763           243,032,240
Annuity contracts in payment
  period                                                                                                          62,930
TOTAL VARIABLE ANNUITY ACCOUNT
  C                              $1,296,974,423   $324,558,619   ($3,605,027,788)     $209,679,020       $15,463,100,152

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES
Annuity contracts in
  accumulation                       $291,099,078
Annuity contracts in payment
  period                                  400,248
  PPI MFS EMERGING EQUITIES POR
Annuity contracts in
  accumulation                        425,020,833
Annuity contracts in payment
  period                                  167,018
  PPI MFS RESEARCH GROWTH PORTF
Annuity contracts in
  accumulation                        234,529,426
  PPI SCUDDER INTERNATIONAL GRO
Annuity contracts in
  accumulation                        219,533,810
Annuity contracts in payment
  period                                    9,438
  PPI T. ROWE PRICE GROWTH EQUI
Annuity contracts in
  accumulation                        244,707,197
Annuity contracts in payment
  period                                  158,262
TOTAL VARIABLE ANNUITY ACCOUNT
  C                               $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments

AETNA ASCENT VP
Annuity contracts in
  accumulation                    $4,484,625      $3,126,744      $2,132,558
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   118,239,538      37,431,264     (42,591,986)
Annuity contracts in payment
  period
AETNA BOND VP
Annuity contracts in
  accumulation                    16,461,643       1,046,894     (24,239,538)
Annuity contracts in payment
  period
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                     3,308,843       1,917,397         531,876
Annuity contracts in payment
  period
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                    19,358,523     (12,039,286)     (6,591,127)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    47,270,301      19,146,788     (33,331,150)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                     3,201,347       1,995,462      25,614,792
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       184,959          90,964      10,381,800
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                        56,051           5,862       1,305,419
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                          (453)              0           2,236
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                 1,020,531,624     147,882,214    (270,740,512)
Annuity contracts in payment
  period
AETNA GROWTH VP
Annuity contracts in
  accumulation                     5,660,733       3,300,255      24,309,959
Annuity contracts in payment
  period
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       216,022         (90,872)         (8,453)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        48,545         (79,227)         (3,880)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    15,724,982       6,079,736      55,890,076
Annuity contracts in payment
  period
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       962,713         414,344        (273,056)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (57,013)        502,554         276,131

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                     ($13,863,249)        $86,000,256      $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     (131,531,827)        982,574,403      958,810,376
Annuity contracts in payment
  period                                                 29,218,792       34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      (59,574,107)        377,693,504      312,007,882
Annuity contracts in payment
  period                                                  6,384,037        5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (12,384,759)         74,028,644       67,400,270
Annuity contracts in payment
  period                                                     71,489           73,220
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                      (60,309,287)         59,581,177                0
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      (60,859,707)        198,180,953      170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      169,649,573         270,980,130      471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                      147,163,657                   0      157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       44,301,023                   0       45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                        1,780,802                   0        1,782,585
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     (946,107,352)      5,846,282,205    5,753,192,035
Annuity contracts in payment
  period                                                328,867,005      373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       47,381,121          64,734,239      145,431,206
Annuity contracts in payment
  period                                                    116,487           71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                          816,418           1,244,378        2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                         (391,345)          1,425,611          999,704
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                      158,281,330         238,578,749      473,757,587
Annuity contracts in payment
  period                                                    437,343        1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                        3,990,282           4,116,477        9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        2,602,681           4,953,155        8,277,508

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      $506,421        $274,738      $1,218,868
AETNA LEGACY VP
Annuity contracts in
  accumulation                     1,926,317         581,133          36,729
Annuity contracts in payment
  period
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     8,294,242       3,567,509      (1,354,469)
Annuity contracts in payment
  period
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                        75,050        (233,415)         37,873
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       217,851         496,621      13,504,421
Annuity contracts in payment
  period
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     1,269,847       1,776,481       2,281,833
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        31,993         133,328         166,754
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        50,560          15,298       1,220,016
  GROWTH FUND
Annuity contracts in
  accumulation                       144,013          14,730         497,930
  VALUE FUND
Annuity contracts in
  accumulation                       107,787          44,964         835,034
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     5,750,754       2,809,577      (1,784,527)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     7,630,657      10,615,100      (7,600,032)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    23,503,440       6,451,416      75,728,469
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       124,194         (41,988)         34,123
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       391,037         978,239       4,823,117
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                     1,657,402         869,135           1,190
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     9,818,964      15,275,881      61,433,098

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       $3,698,655          $2,016,027       $7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (12,977,974)         53,070,226       42,650,270
Annuity contracts in payment
  period                                                    261,063          247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       56,001,252         258,856,854      325,367,721
Annuity contracts in payment
  period                                                     83,117           80,784
AETNA REAL ESTATE SECURITIES
Annuity contracts in
  accumulation                          543,051           1,561,066        1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                          734,295          47,966,985       62,919,038
Annuity contracts in payment
  period                                                      9,901           11,036
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                          526,409          28,785,139       34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        1,498,214                   0        1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        8,466,129                   0        9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                        4,044,040                   0        4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                        7,550,284                   0        8,538,069
CALVERT SOCIAL BALANCED PORTF
Annuity contracts in
  accumulation                       (2,584,906)         63,901,407       68,092,305
FIDELITY INVESTMENTS VARIABLE
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (22,905,250)        226,201,287      213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      104,243,427         230,408,503      440,335,255
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                          146,104           1,611,556        1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                        1,026,570          14,814,602       22,033,565
FIDELITY INVESTMENTS VARIABLE
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       (1,496,641)         26,699,659       27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                       28,744,136         360,081,326      475,353,405

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $221,114     $10,243,611      $8,479,708
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    13,303,149      18,380,825     490,048,109
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,407,967       2,695,537      33,691,755
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,905,340         102,768      (1,858,291)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (878,661)      4,203,879      85,432,344
Annuity contracts in payment
  period
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (7,230,405)     28,651,722     399,415,491
Annuity contracts in payment
  period
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                       (38,024)        920,198       4,929,162
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (100,558)     (1,949,728)      4,103,785
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        21,607           9,440         (22,187)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (1)
Annuity contracts in
  accumulation                        32,268         233,178       1,327,431
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                       124,247         (40,619)        (26,322)
Annuity contracts in payment
  period
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (459,744)     19,466,353     177,745,248
Annuity contracts in payment
  period
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (2,267,821)     10,075,588      40,977,917
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     2,847,222       6,015,052      62,469,848
Annuity contracts in payment
  period
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     6,448,822      59,250,743      42,048,531

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $10,276,427         $93,352,318     $122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      279,468,672         292,229,082    1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      101,738,423          94,876,992      235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                          257,212          32,501,248       32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      141,722,099         132,697,360      362,723,120
Annuity contracts in payment
  period                                                    235,492          689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      100,021,912         615,835,740    1,136,307,574
Annuity contracts in payment
  period                                                    365,972          752,858
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        1,680,324           4,094,455       11,586,115
  NATURAL RESOURCES TRUST FUN
Annuity contracts in
  accumulation                       (5,286,357)         19,741,327       16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          289,569             385,767          684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (
Annuity contracts in
  accumulation                        3,302,879             976,121        5,871,877
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                        1,177,371           2,253,578        3,464,259
Annuity contracts in payment
  period                                                      3,521           27,517
PORTFOLIO PARTNERS, INC. (PPI
  PPI MFS EMERGING EQUITIES P
Annuity contracts in
  accumulation                      (33,182,887)        434,156,330      597,714,231
Annuity contracts in payment
  period                                                     27,431           38,500
  PPI MFS RESEARCH GROWTH POR
Annuity contracts in
  accumulation                      (35,109,323)        242,087,516      255,763,877
  PPI MFS VALUE EQUITY PORTFO
Annuity contracts in
  accumulation                        4,623,083         150,852,476      226,770,707
Annuity contracts in payment
  period                                                          0           36,974
  PPI SCUDDER INTERNATIONAL G
Annuity contracts in
  accumulation                      (18,230,281)        201,965,809      291,483,624

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                    $2,793,773      $9,179,295     $31,045,275
Annuity contracts in payment
  period
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,336,283,808   $421,797,682   $1,273,553,376

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  PPI T. ROWE PRICE GROWTH EQ
Annuity contracts in
  accumulation                     ($15,852,163)       $215,872,943     $243,032,240
Annuity contracts in payment
  period                                                     56,047           62,930
TOTAL VARIABLE ANNUITY
  ACCOUNT C                          $5,100,009     $12,426,365,277  $15,463,100,152

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year ended December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Hartford, Connecticut
February 2, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:

         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and Liabilities as of December 31, 2000
                  - Statement of Operations for the year ended December 31, 2000
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December 31, 2000
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Aetna Life Insurance and Annuity
                  Company:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the
                    Eleven Months Ended November 30, 2000 and for the years ended December 31, 1999 and 1998
                  - Consolidated Balance Sheets as of December 31, 2000 and 1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December
                    31, 2000, the Eleven Months Ended November 31, 2000 and for the years ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months
                    Ended November 30, 2000 and for the years ended December 31, 1999 and 1998
                  - Notes to Consolidated Financial Statements


     (b) Exhibits

         (1)      Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing
                          Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and
                  Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services LLC(4)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(5)
         (4.2)    Variable Annuity Certificate (GTCC-HF)(6)
         (4.3)    Variable Annuity Contract (I-CDA-HD)(7)
         (4.4)    Variable Annuity Contract (GIH-CDA-HB)(6)
         (4.5)    Variable Annuity Contract (IMT-CDA-HO)(6)

         (4.6)    Variable Annuity Contract (G-CDA-HD)(8)
         (4.7)    Variable Annuity Contract (GIP-CDA-HB)(9)
         (4.8)    Endorsement (EGAAE-IO) to Contract GIH-CDA-HB(6)
         (4.9)    Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and IMT-CDA-HO(6)
         (4.10)   Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and IMT-CDA-HO(6)
         (4.11)   Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB(7)
         (4.12)   Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
         (4.13)   Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
         (4.14)   Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB and IMT-CDA-HO(6)
         (4.15)   Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
         (4.16)   Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF(6)
         (4.17)   Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD(6)
         (4.18)   Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD(6)
         (4.19)   Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO(6)
         (4.20)   Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and GIH-CDA-HB(6)
         (4.21)   Endorsement (EUSR-HC) to Contract IMT-CDA-HO(6)
         (4.22)   Endorsement (EGAWI-HC) to Contract IMT-CDA-HO(6)
         (4.23)   Endorsement (ERPH-HB) to Contract IMT-CDA-HO(6)
         (4.24)   Endorsement (EIECVT-HI) to Contract IMT-CDA-HO(6)
         (4.25)   Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO and GIH-CDA-HB(6)
         (4.26)   Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO(6)
         (4.27)   Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB(6)
         (4.28)   Endorsement (EPUMF-IC) to Contract GIH-CDA-HB(6)
         (4.29)   Endorsement (EGECVT-HI) to Contract GIH-CDA-HB(6)
         (4.30)   Endorsement (ERPH-HB) to Contract GIH-CDA-HB(6)
         (4.31)   Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB(6)
         (4.32)   Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
         (4.33)   Endorsement (EFUND97) to Contract IMT-CDA-HO(5)
         (4.34)   Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB(10)
         (5.1)    Variable Annuity Contract Application (300-GPP-10)(9)
         (5.2)    Variable Annuity Contract Application (200-IMC-HG)(6)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)

         (6.2)    Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(12)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
                  Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                  Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
                  Management, Inc. dated as of May 1, 1998(2)
         (8.2)    Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                  GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
                  Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(13)
         (8.3)    Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                  VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(14)
         (8.4)    Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and
                  Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                  Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(15)
         (8.5)    Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management,
                  Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(15)
         (8.6)    Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and
                  Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                  Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
                  Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000
                  and May 1, 2000(16)
         (8.7)    Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
                  Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                  Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
                  Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.8)    Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna
                  Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund,
                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
                  Inc. on behalf of each of its series dated as of May 1, 1998(13)
         (8.9)    Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(15)
         (8.10)   Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna
                  Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                  Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(15)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(17)
         (14.1)   Powers of Attorney(18)
         (14.2)   Authorization for Signatures(3)


1.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
     33-75986), as filed on April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3.   Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
     33-75986), as filed on April 12, 1996.
4.   Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
     333-49176), as filed on November 30, 2000.
5.   Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
     33-75964), as filed on July 29, 1997.
6.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
     33-75980), as filed on February 12, 1997.
7.   Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
     33-75964), as filed on February 11, 1997.
8.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
     33-75982), as filed on April 22, 1996.
9.   Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No.
     33-75980), as filed on August 19, 1997.
10.  Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
     33-75974), as filed on April 15, 1999.
11.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No.
     33-60477), as filed on April 15, 1996.
12.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
     33-91846), as filed on October 30, 1997.
13.  Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
     333-56297), as filed on December 14, 1998.
14.  Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on February 16, 2000.
15.  Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on April 4, 2000.
16.  Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
     33-81216), as filed on April 9, 2001.
17.  Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No.
     33-75980), as filed on April 17, 1998.
18.  Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No.
     333-34014), as filed on April 4, 2001.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                                    Positions and Offices with Depositor
------------------                                  ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Brian Murphy**                                      Vice President and Chief Compliance Officer


     * These individuals may also be directors and/or officers of other affiliates of the Company.
    ** The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
               OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 615,205 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.      INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of

         Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                                  Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President


*      The principal business address of these directors and officers is 151 Farmington Avenue, Hartford,
       Connecticut 06156
**     The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375,
       Pleasanton, California 94588
***    The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
****   The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211


     (c) Compensation from January 1, 2000 to December 31, 2000:


          (1)                  (2)                       (3)               (4)                 (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption          Brokerage
Underwriter              Commissions                or Annuitization    Commissions        Compensation*
-----------              -----------                ----------------    -----------        -------------
Aetna Life                                          $4,282,754                             $178,558,430
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

      (1)                       (2)                     (3)                (4)                  (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption       Brokerage
Underwriter              Commissions                or Annuitization    Commissions        Compensation**
-----------              -----------                ----------------    -----------        --------------
Aetna Investment                                                                              $1,126,164
Services, LLC

**Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31.      MANAGEMENT SERVICES

     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75980) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of April, 2001.

                                            VARIABLE ANNUITY ACCOUNT C OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                               (REGISTRANT)

                                     By:    AETNA LIFE INSURANCE AND ANNUITY
                                            COMPANY
                                               (DEPOSITOR)

                                     By:    Thomas J. McInerney*
                                            --------------------
                                            Thomas J. McInerney
                                            President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                                 DATE
Thomas J. McInerney*                 Director and President                     )
-----------------------------------  (principal executive officer)              )
Thomas J. McInerney                                                             )
                                                                                )
Wayne R. Huneke*                     Director and Chief Financial Officer       )
-----------------------------------                                             )
Wayne R. Huneke                                                                 )
                                                                                )
Randy Lowery*                        Director                                   )         April  13, 2001
-----------------------------------                                             )
Phillip R. Lowery                                                               )
                                                                                )
Robert C. Salipante*                 Director                                   )
-----------------------------------                                             )
Robert C. Salipante                                                             )
                                                                                )
Mark A. Tullis*                      Director                                   )
-----------------------------------                                             )
Mark A. Tullis                                                                  )


Deborah Koltenuk*                    Corporate Controller                       )
-----------------------------------                                             )
Deborah Koltenuk                                                                )


By:    /s/ Julie E. Rockmore
       --------------------------------------------------
       Julie E. Rockmore
       *Attorney-in-Fact

                                             VARIABLE ANNUITY ACCOUNT C
                                                    EXHIBIT INDEX


Exhibit No.             Exhibit
----------              -------
99-B.9                  Opinion and Consent of Counsel
                                                                                     -----------------

99-B.10                 Consent of Independent Auditors
                                                                                     -----------------